UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Master Extended Market Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/2007 - 12/31/2007

Item 1 -   Report to Stockholders

Master Extended Market Index Series of Quantitative Master Series LLC Annual Report, December 31, 2007

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

      o For the fiscal year ended December 31, 2007, the Extended Market Index Series generated returns that were comparable to that of the benchmark Wilshire 4500 (Full Cap) Index, as the Series had a total return of +5.22% compared to +5.77% for the Index.

      o The Wilshire 4500 (Full Cap) Index measures the performance of stocks in the Wilshire 5000 (Full Cap) Index minus the stocks found in the Standard & Poor's 500 (S&P 500(R)) Index. As the value of the Wilshire 4500 (Full Cap) Index fluctuated during the past 12 months, the portfolio's performance generally tracked that of the Index.

What factors influenced performance?

      o In total, equity markets performed quite well in 2007. It was a year of intense market volatility, but still one that resulted in decent gains for most asset classes. Global equity markets benefited from a strong first half, which, in most cases, helped to generate positive performance for the year as a whole. In the United States, the Dow Jones Industrial Average registered a total return of +8.88%. Larger-cap stocks noticeably outperformed over the period, as the S&P 500 Index advanced 5.49%, while the smaller-cap Russell 2000 lost 1.57%. Amid strong performance in the technology sector, the Nasdaq Composite posted an impressive +9.81% return for the year.

      o The annual period began much like 2006 ended, with some slowing in U.S. economic growth, a Federal Reserve Board (the "Fed") that remained on hold and a generally positive investment environment. Solid earnings growth and continued high levels of merger-and-acquisition activity allowed equities to move upward.

      o The second half of 2007 was vastly different, however. The benign fundamentals that dominated from 2003 to 2006 -- namely, strong global growth, rising profitability levels and falling risk premiums -- were replaced by credit stress, pressures on the capital position of the financial system, question marks about the sustainability of the business cycle and rising food and energy prices. Reflecting these woes, U.S. government bond yields plummeted, the dollar's decline intensified, equities became volatile and trendless, and the Fed's focus shifted from inflation fighting to providing liquidity and reducing short-term interest rates in an effort to shore up the functioning of credit markets and fight economic weakness. Beginning in September, the Fed lowered the target federal funds rate by 100 basis points (1.00%), from 5.25% to 4.25%.

Describe recent portfolio activity.

      o Throughout the period, as changes were made to the composition of the Wilshire 4500 Index, the portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

Describe portfolio positioning at period-end.

      o In keeping with its investment objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market's future direction.

Master Extended Market Index Series
Portfolio Information as of December 31, 2007

Industry Representation                               Percentage of Net Assets+
--------------------------------------------------------------------------------
Miscellaneous Finance                                           12.1%
Business Services                                               10.9
Drugs & Medicine                                                 9.9
Electronics                                                      7.2
Energy & Raw Materials                                           5.0
Real Property                                                    4.4
Energy & Utilities                                               4.4
Domestic Oil                                                     4.2
Producer Goods                                                   4.2
Insurance                                                        4.2
Banks                                                            3.4
Travel & Recreation                                              2.8
Chemicals                                                        2.8
Media                                                            2.6
Telephone                                                        2.2
Retail                                                           2.1
Food & Agriculture                                               2.0
Non-Durables                                                     1.7
Construction                                                     1.6
Non-Ferrous Metals                                               1.2
Business Machines                                                1.2
Aerospace                                                        1.1
Motor Vehicles                                                   1.1
Apparel                                                          0.9
Miscellaneous                                                    0.9
Consumer - Durables                                              0.8
Air Transport                                                    0.8
Railroads & Shipping                                             0.6
Steel                                                            0.6
Containers                                                       0.6
Paper & Forest Products                                          0.5
Trucking & Freight                                               0.5
Tobacco                                                          0.3
Soaps & Cosmetics                                                0.3
Optical Photo & Equipment                                        0.1
Gold                                                             0.1
Liquor                                                           0.1
Tire & Rubber Goods                                              0.1
International Oil                                                0.1
Other*                                                          17.3
--------------------------------------------------------------------------------

+ Total may not equal 100%.

* Includes portfolio holdings in short-term investments.

For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Aerospace - 1.1%                          2,600  AeroVironment, Inc. (a)                                              $      62,920
                                            200  Aerosonic Corp. (a)                                                            960
                                          3,100  Argon ST, Inc. (a)                                                          57,536
                                          1,100  Astronics Corp. (a)                                                         46,750
                                          4,100  Crane Co.                                                                  175,890
                                          1,600  Cubic Corp.                                                                 62,720
                                          2,633  DRS Technologies, Inc.                                                     142,893
                                          2,600  ESCO Technologies, Inc. (a)                                                103,844
                                          2,400  EnPro Industries, Inc. (a)                                                  73,560
                                          2,100  Esterline Technologies Corp. (a)                                           108,675
                                         15,700  Garmin Ltd. (f)                                                          1,522,900
                                          4,100  GenCorp, Inc. (a)                                                           47,806
                                          1,792  Heico Corp. Class A                                                         76,339
                                          2,700  KVH Industries, Inc. (a)                                                    21,762
                                          2,300  Kaman Corp. Class A                                                         84,663
                                            800  MTC Technologies, Inc. (a)                                                  18,800
                                          9,200  SAIC, Inc. (a)                                                             185,104
                                            700  SatCon Technology Corp. (a)(f)                                               1,155
                                             50  Spacehab, Inc. (a)                                                              76
                                         10,200  Spirit Aerosystems Holdings, Inc. Class A (a)                              351,900
                                          2,200  Teledyne Technologies, Inc. (a)                                            117,326
                                          8,734  Trimble Navigation Ltd. (a)                                                264,116
                                          4,100  Veeco Instruments, Inc. (a)                                                 68,470
                                                                                                                      --------------
                                                                                                                          3,596,165
------------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.8%                      2,100  AAR Corp. (a)                                                               79,863
                                         18,000  AMR Corp. (a)(g)                                                           252,540
                                          5,300  AirTran Holdings, Inc. (a)                                                  37,948
                                          5,600  Aircastle Ltd.                                                             147,448
                                          1,900  Alaska Air Group, Inc. (a)                                                  47,519
                                          2,300  Allegiant Travel Co. (a)                                                    73,922
                                          1,500  Atlas Air Worldwide Holdings, Inc. (a)                                      81,330
                                          1,200  Aviation General, Inc. (a)                                                       0
                                          7,070  Continental Airlines, Inc. Class B (a)                                     157,307
                                         19,600  Delta Air Lines, Inc. (a)                                                  291,844
                                          1,600  ExpressJet Holdings, Inc. (a)                                                3,968
                                          6,700  Frontier Airlines Holdings, Inc. (a)(f)                                     35,242
                                            700  Great Lakes Aviation Ltd. (a)                                                1,470
                                          7,202  Hawaiian Holdings, Inc. (a)                                                 36,730
                                         12,575  JetBlue Airways Corp. (a)(f)                                                74,192
                                          1,600  LMI Aerospace, Inc. (a)                                                     42,416
                                          1,400  MAIR Holdings, Inc. (a)                                                      6,482
                                          2,000  Mesa Air Group, Inc. (a)                                                     6,180
                                            800  Midwest Air Group, Inc. (a)                                                 11,840
                                         17,000  Northwest Airlines Corp. (a)                                               246,670
                                          2,100  PHI, Inc. (a)                                                               65,142

See Notes to Financial Statments.       3

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          3,400  Pinnacle Airlines Corp. (a)                                          $      51,850
                                          1,900  Republic Airways Holdings, Inc. (a)                                         37,221
                                          4,500  SkyWest, Inc.                                                              120,825
                                          3,100  TransDigm Group, Inc. (a)                                                  140,027
                                          8,430  UAL Corp. (f)                                                              300,614
                                          6,659  US Airways Group, Inc. (a)                                                  97,954
                                            200  Vanguard Airlines, Inc. (a)                                                      0
                                                                                                                      --------------
                                                                                                                          2,448,544
------------------------------------------------------------------------------------------------------------------------------------
Apparel - 0.9%                            4,925  Aeropostale, Inc. (a)                                                      130,513
                                          3,400  Ashworth, Inc. (a)                                                           9,690
                                          6,750  bebe Stores, Inc.                                                           86,805
                                          2,700  Brown Shoe Co., Inc.                                                        40,959
                                          1,550  The Buckle, Inc.                                                            51,150
                                          1,100  Cache, Inc. (a)                                                             10,274
                                          3,200  Carter's, Inc. (a)                                                          61,920
                                          1,500  Cherokee, Inc.                                                              48,405
                                            500  Citi Trends, Inc. (a)                                                        7,720
                                          2,600  Columbia Sportswear Co.                                                    114,634
                                          5,900  Crocs, Inc. (a)(f)                                                         217,179
                                            900  Deckers Outdoor Corp. (a)                                                  139,554
                                            900  Dixie Group, Inc. (a)                                                        7,434
                                            900  Escalade, Inc.                                                               8,217
                                            600  Finlay Enterprises, Inc. (a)                                                 1,218
                                          5,017  Fossil, Inc. (a)                                                           210,614
                                          1,200  G-III Apparel Group, Ltd. (a)                                               17,724
                                          3,400  GSI Commerce, Inc. (a)                                                      66,300
                                          6,700  Guess?, Inc.                                                               253,863
                                          2,100  Hartmarx Corp. (a)                                                           7,161
                                          3,100  Heelys, Inc. (a)(f)                                                         21,576
                                          4,081  Iconix Brand Group, Inc. (a)                                                80,232
                                          4,400  J. Crew Group, Inc. (a)                                                    212,124
                                          2,300  Joe's Jeans, Inc. (a)                                                        2,622
                                          1,256  Jos. A. Bank Clothiers, Inc. (a)(f)                                         35,733
                                          3,200  K-Swiss, Inc. Class A                                                       57,920
                                          3,100  Kellwood Co.                                                                51,584
                                          1,500  Kenneth Cole Productions, Inc. Class A                                      26,235
                                            500  Lacrosse Footwear, Inc.                                                      8,770
                                          1,600  Maidenform Brands, Inc. (a)                                                 21,648
                                          1,200  Mothers Work, Inc. (a)                                                      20,880
                                          2,600  New York & Co., Inc. (a)                                                    16,588
                                          1,600  Oxford Industries, Inc.                                                     41,232
                                          1,100  Perry Ellis International, Inc. (a)                                         16,918
                                          3,500  Phillips-Van Heusen Corp.                                                  129,010
                                          1,000  Phoenix Footwear Group, Inc.                                                 1,750
                                          7,600  Quiksilver, Inc. (a)                                                        65,208

See Notes to Financial Statments.       4

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          1,000  Rocky Brands, Inc. (a)                                               $       6,130
                                          2,700  Skechers U.S.A., Inc. Class A (a)                                           52,677
                                          2,400  Stage Stores, Inc.                                                          35,520
                                          2,700  Steven Madden Ltd. (a)                                                      54,000
                                          1,500  Superior Uniform Group, Inc.                                                14,625
                                            200  Tandy Brands Accessories, Inc.                                               1,950
                                          3,100  The Timberland Co. Class A (a)                                              56,048
                                          2,700  True Religion Apparel, Inc. (a)(f)                                          57,645
                                          3,500  Under Armour, Inc. Class A (a)(f)                                          152,845
                                          3,200  Unifi, Inc. (a)                                                              7,744
                                          2,200  Volcom, Inc. (a)                                                            48,466
                                          3,200  The Warnaco Group, Inc. (a)                                                111,360
                                            300  Weyco Group, Inc.                                                            8,250
                                          3,600  Wolverine World Wide, Inc.                                                  88,272
                                            300  Xerium Technologies, Inc.                                                    1,560
                                                                                                                      --------------
                                                                                                                          2,998,456
------------------------------------------------------------------------------------------------------------------------------------
Banks - 3.4%                              1,900  Alabama National Bancorp.                                                  147,839
                                            200  Ameriana Bancorp                                                             1,716
                                            400  American National Bankshares, Inc.                                           7,988
                                          2,200  AmericanWest Bancorp                                                        38,786
                                            720  Ameris Bancorp                                                              12,132
                                            700  Ames National Corp.                                                         13,265
                                            470  Arrow Financial Corp.                                                       10,100
                                          9,059  Associated Banc-Corp.                                                      245,408
                                          1,200  BCSB Bankcorp, Inc. (a)                                                      7,524
                                          1,000  Bancfirst Corp.                                                             42,850
                                          2,800  The Bancorp, Inc. (a)                                                       37,688
                                          5,500  BancorpSouth, Inc.                                                         129,855
                                          6,100  Bank Mutual Corp.                                                           64,477
                                            781  Bank of Granite Corp.                                                        8,255
                                          1,000  BankFinancial Corp.                                                         15,820
                                          3,500  Bank of Hawaii Corp.                                                       178,990
                                          4,200  BankAtlantic Bancorp, Inc. Class A                                          17,220
                                            200  Bar Harbor Bankshares                                                        6,200
                                          3,100  Beneficial Mutual Bancorp, Inc. (a)                                         30,132
                                            300  Berkshire Bancorp, Inc.                                                      4,803
                                          3,800  Boston Private Financial Holdings, Inc.                                    102,904
                                          3,799  Brookline Bancorp, Inc.                                                     38,598
                                            500  Bryn Mawr Bank Corp.                                                        11,465
                                          2,800  CFS Bancorp, Inc. (f)                                                       40,992
                                            300  Camden National Corp.                                                        8,520
                                          1,100  Capital Bank Corp.                                                          11,638
                                            625  Capital City Bank Group, Inc. (f)                                           17,637
                                            420  Capitol Bancorp Ltd.                                                         8,450
                                          5,440  Capitol Federal Financial (f)                                              168,640

See Notes to Financial Statments.       5

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          4,800  Cardinal Financial Corp.                                             $      44,736
                                            210  Carrollton Bancorp                                                           2,925
                                          2,975  Cascade Bancorp                                                             41,412
                                          2,600  Centennial Bank Holdings, Inc. (a)                                          15,028
                                          2,988  Center Bancorp, Inc.                                                        33,047
                                            900  Center Financial Corp.                                                      11,088
                                          1,300  Century Bancorp, Inc. Class A                                               26,221
                                          2,913  Chemical Financial Corp.                                                    69,300
                                          2,733  Chittenden Corp.                                                            97,349
                                            612  Citizens & Northern Corp.                                                   10,717
                                          7,685  Citizens Banking Corp.                                                     111,509
                                          2,428  Citizens South Banking Corp.                                                24,596
                                          1,500  City Holding Co.                                                            50,760
                                          3,400  City National Corp.                                                        202,470
                                            450  CityBank                                                                    10,035
                                            980  Clifton Savings Bancorp, Inc.                                                9,604
                                          1,250  CoBiz Financial, Inc.                                                       18,587
                                         10,946  The Colonial BancGroup, Inc.                                               148,209
                                            500  Colony Bankcorp, Inc.                                                        7,600
                                          2,030  Columbia Banking System, Inc.                                               60,352
                                            100  Comm Bancorp, Inc.                                                           4,390
                                          5,195  Commerce Bancshares, Inc.                                                  233,048
                                          2,100  Community Bancorp (a)                                                       36,477
                                          1,600  Community Bank System, Inc.                                                 31,792
                                            880  Community Trust Bancorp, Inc.                                               24,226
                                          6,400  Corus Bankshares, Inc. (f)                                                  68,288
                                          4,140  Cullen/Frost Bankers, Inc.                                                 209,732
                                          3,777  Doral Financial Corp. (a)(f)                                                68,137
                                          4,590  East-West Bancorp, Inc.                                                    111,216
                                          2,500  Encore Bancshares, Inc. (a)                                                 49,975
                                          1,400  EuroBancshares, Inc. (a)                                                     5,600
                                          2,985  F.N.B. Corp.                                                                43,880
                                            300  FNB Corp.                                                                    6,968
                                            300  FNB United Corp.                                                             3,648
                                            300  Farmers Capital Bank Corp.                                                   7,953
                                          2,000  Financial Institutions, Inc.                                                35,640
                                          8,600  First BanCorp., Puerto Rico                                                 62,694
                                            600  First Bancorp, North Carolina                                               11,334
                                          1,250  First Busey Corp.                                                           24,825
                                          4,000  First Cash Financial Services, Inc. (a)                                     58,720
                                          3,000  First Charter Corp.                                                         89,580
                                            700  First Citizens BancShares, Inc. Class A                                    102,095
                                          4,100  First Commonwealth Financial Corp. (f)                                      43,665
                                          1,200  First Federal Bancshares of Arkansas, Inc.                                  16,800
                                          4,910  First Financial Bancorp                                                     55,974

See Notes to Financial Statments.       6

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                            766  First Financial Bankshares, Inc.                                     $      28,840
                                            358  First Financial Service Corp.                                                8,341
                                            600  First M&F Corp.                                                              9,480
                                            815  First Merchants Corp.                                                       17,800
                                          3,475  First Midwest Bancorp, Inc.                                                106,335
                                          1,512  First Mutual Bancshares, Inc.                                               39,962
                                          7,406  First Niagara Financial Group, Inc.                                         89,168
                                            600  First Regional Bancorp (a)                                                  11,334
                                            600  First South Bancorp, Inc.                                                   13,314
                                          3,300  First State Bancorp.                                                        45,870
                                            400  The First of Long Island Corp.                                               7,420
                                          5,600  FirstMerit Corp.                                                           112,056
                                          4,300  Franklin Bank Corp. (a)                                                     18,533
                                          4,900  Frontier Financial Corp. (f)                                                90,993
                                         12,111  Fulton Financial Corp.                                                     135,885
                                            661  German American Bancorp, Inc.                                                8,421
                                            600  Great Southern Bancorp, Inc.                                                13,176
                                            467  Greater Community Bancorp                                                    7,635
                                          2,100  Greene County Bancshares, Inc.                                              40,320
                                          2,833  Guaranty Financial Group, Inc. (a)                                          45,333
                                          3,200  Hancock Holding Co.                                                        122,240
                                          2,856  Hanmi Financial Corp.                                                       24,619
                                          1,698  Harleysville National Corp.                                                 24,740
                                            250  Hawthorn Bancshares, Inc.                                                    6,250
                                            700  Heritage Commerce Corp.                                                     12,873
                                          1,200  Home Federal Bancorp                                                        27,588
                                            625  Horizon Financial Corp.                                                     10,900
                                            300  Imperial Capital Bancorp, Inc.                                               5,490
                                          2,100  Independent Bank Corp./MA                                                   57,162
                                          2,200  Integra Bank Corp.                                                          31,042
                                          2,175  Internet Capital Group, Inc. (a)                                            25,534
                                          2,100  Intervest Bancshares Corp.                                                  36,162
                                          1,500  Irwin Financial Corp.                                                       11,025
                                          2,500  Jefferson Bancshares, Inc.                                                  25,250
                                          4,500  Kearny Financial Corp.                                                      53,595
                                          1,700  Lakeland Financial Corp.                                                    35,530
                                            250  MASSBANK Corp.                                                               9,105
                                            787  Macatawa Bank Corp.                                                          6,760
                                            801  MainSource Financial Group, Inc.                                            12,464
                                          2,170  Mercantile Bank Corp.                                                       33,635
                                            350  Merchants Bancshares, Inc.                                                   8,225
                                          8,100  Metavante Technologies, Inc. (a)                                           188,892
                                          1,000  Midwest Banc Holdings, Inc.                                                 12,420
                                          1,460  NBT Bancorp, Inc.                                                           33,317
                                          3,100  Nara Bancorp, Inc.                                                          36,177

See Notes to Financial Statments.       7

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          1,887  National Penn Bancshares, Inc. (f)                                   $      28,569
                                          8,200  NewAlliance Bancshares, Inc.                                                94,464
                                          2,004  Newbridge Bancorp                                                           21,623
                                          2,200  North Valley Bancorp                                                        28,798
                                            300  Northern States Financial Corp.                                              6,258
                                            400  Northfield Bancorp, Inc. (a)                                                 4,328
                                            157  Norwood Financial Corp.                                                      4,906
                                          2,000  OceanFirst Financial Corp.                                                  31,620
                                            875  Ohio Valley Banc Corp.                                                      21,875
                                          5,332  Old National Bancorp                                                        79,767
                                          1,686  Old Second Bancorp, Inc.                                                    45,168
                                            546  Omega Financial Corp.                                                       15,976
                                          3,394  Oriental Financial Group Inc.                                               45,514
                                          1,660  PFF Bancorp, Inc.                                                           19,986
                                          1,000  Pamrapo Bancorp, Inc.                                                       20,200
                                            830  Park National Corp. (f)                                                     53,535
                                            300  Parkvale Financial Corp.                                                     8,325
                                            563  Peapack-Gladstone Financial Corp.                                           13,934
                                            400  Pennsylvania Commerce Bancorp, Inc. (a)                                     11,140
                                         21,617  People's United Financial, Inc.                                            384,783
                                            200  Peoples Bancorp                                                              2,970
                                            595  Peoples Bancorp, Inc.                                                       14,810
                                            363  Peoples Bancorp of North Carolina, Inc.                                      5,445
                                          1,200  Peoples Financial Corp.                                                     26,496
                                            380  Pinnacle Financial Partners, Inc. (a)                                        9,660
                                         20,239  Popular, Inc. (f)                                                          214,533
                                          2,000  Porter Bancorp, Inc.                                                        39,500
                                          2,050  Preferred Bank                                                              53,341
                                          2,500  PrivateBancorp, Inc. (f)                                                    81,625
                                          3,200  Prosperity Bancshares, Inc.                                                 94,048
                                          3,856  Provident Bankshares Corp.                                                  82,480
                                          5,403  Provident New York Bancorp                                                  69,807
                                          3,100  Prudential Bancorp, Inc. of Pennsylvania                                    38,595
                                          1,348  Republic Bancorp, Inc. Class A                                              22,282
                                          3,146  Republic First Bancorp, Inc. (a)                                            21,707
                                          1,300  Rockville Financial, Inc.                                                   15,860
                                            785  Royal Bancshares of Pennsylvania Class A                                     8,635
                                          1,500  S&T Bancorp, Inc.                                                           41,460
                                          6,000  S1 Corp. (a)                                                                43,800
                                          2,375  SVB Financial Group (a)                                                    119,700
                                            210  SY Bancorp, Inc.                                                             5,027
                                            750  Sandy Spring Bancorp, Inc.                                                  20,865
                                            188  Savannah Bancorp, Inc.                                                       3,267
                                          2,870  Seacoast Banking Corp. of Florida (f)                                       29,504
                                            450  Shore Bancshares, Inc.                                                       9,864

See Notes to Financial Statments.       8

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          3,000  Signature Bank (a)                                                   $     101,250
                                            500  Simmons First National Corp. Class A                                        13,250
                                          5,255  The South Financial Group, Inc.                                             82,136
                                            525  Southside Bancshares, Inc.                                                  10,742
                                          2,800  Southwest Bancorp, Inc.                                                     51,324
                                            132  Southwest Georgia Financial Corp.                                            2,343
                                            725  State Bancorp, Inc.                                                          9,425
                                          2,605  Sterling Bancorp                                                            35,532
                                          8,325  Sterling Bancshares, Inc.                                                   92,907
                                            700  Suffolk Bancorp                                                             21,497
                                            500  Summit Financial Group, Inc.                                                 6,810
                                          1,247  Sun Bancorp, Inc. (a)                                                       19,678
                                          1,000  Superior Bancorp (a)                                                         5,370
                                          6,400  Susquehanna Bancshares, Inc.                                               118,008
                                          8,990  TCF Financial Corp.                                                        161,191
                                         24,200  TFS Financial Corp. (a)                                                    288,948
                                            400  Temecual Valley Bancorp, Inc.                                                4,692
                                          3,300  Texas Capital Bancshares, Inc. (a)                                          60,225
                                            632  Tompkins Trustco, Inc.                                                      24,522
                                            900  Trico Bancshares                                                            17,370
                                          8,560  TrustCo Bank Corp. NY (f)                                                   84,915
                                          4,100  Trustmark Corp.                                                            103,976
                                          7,450  UCBH Holdings, Inc.                                                        105,492
                                          3,020  UMB Financial Corp.                                                        115,847
                                          1,183  USB Holding Co., Inc.                                                       23,423
                                          6,436  Umpqua Holdings Corp.                                                       98,728
                                            750  Union Bankshares Corp.                                                      15,855
                                         10,100  UnionBanCal Corp.                                                          493,991
                                            336  United Bancorp, Inc.                                                         3,461
                                          4,200  United Bankshares, Inc.                                                    117,684
                                          1,632  United Community Financial Corp.                                             9,009
                                          1,800  United Western Bancorp, Inc.                                                36,000
                                          8,612  Valley National Bancorp (f)                                                164,145
                                          3,225  Vineyard National Bancorp (f)                                               32,573
                                          2,800  Virginia Commerce Bancorp (a)                                               32,844
                                            450  Virginia Financial Group, Inc.                                               6,683
                                          1,100  WSFS Financial Corp.                                                        55,220
                                            800  Washington Trust Bancorp, Inc.                                              20,184
                                          2,789  WesBanco, Inc.                                                              57,448
                                            800  West Coast Bancorp                                                          14,800
                                          2,100  Westamerica Bancorp. (f)                                                    93,555
                                          1,300  Western Alliance Bancorp (a)(f)                                             24,401
                                          4,925  Whitney Holding Corp.                                                      128,789
                                          4,800  Wilmington Trust Corp.                                                     168,960
                                          2,300  Wilshire Bancorp, Inc.                                                      18,055

See Notes to Financial Statments.       9

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          2,650  Wintrust Financial Corp.                                             $      87,795
                                                                                                                      --------------
                                                                                                                         10,790,408
------------------------------------------------------------------------------------------------------------------------------------
Business Machines - 1.2%                 33,490  3Com Corp. (a)                                                             151,375
                                          2,200  3D Systems Corp. (a)(f)                                                     33,968
                                          3,700  ActivIdentity Corp. (a)                                                     14,356
                                         16,000  Adaptec, Inc. (a)                                                           54,080
                                          2,200  American Railcar Industries, Inc. (f)                                       42,350
                                          4,500  American Software Class A                                                   38,250
                                          1,000  Analogic Corp.                                                              67,720
                                          2,000  Arbitron, Inc.                                                              83,140
                                          3,315  Avici Systems, Inc.                                                         26,288
                                          3,500  Avocent Corp. (a)                                                           81,585
                                         30,940  BEA Systems, Inc. (a)                                                      488,233
                                          1,300  Black Box Corp.                                                             47,021
                                          5,300  Borland Software Corp. (a)                                                  15,953
                                            600  California First National Bancorp                                            5,838
                                          1,750  Charles & Colvard Ltd. (f)                                                   3,850
                                            700  Communication Intelligence Corp. (a)                                           157
                                          3,900  Concurrent Computer Corp. (a)                                                3,237
                                          9,200  Convera Corp. (a)(f)                                                        25,484
                                          2,475  Cray, Inc. (a)                                                              14,825
                                          4,700  Diebold, Inc.                                                              136,206
                                            900  Digi International, Inc. (a)                                                12,771
                                          3,600  Digital Lightwave, Inc. (a)                                                    378
                                          4,100  Emageon, Inc. (a)                                                           16,400
                                          3,551  Fair Isaac Corp.                                                           114,165
                                          5,000  Flow International Corp. (a)                                                46,600
                                         10,700  Foundry Networks, Inc. (a)                                                 187,464
                                          1,600  Hanger Orthopedic Group, Inc. (a)                                           17,616
                                          3,100  Hypercom Corp. (a)                                                          15,438
                                          8,000  IKON Office Solutions, Inc.                                                104,160
                                          3,400  Immersion Corp. (a)                                                         44,030
                                         13,570  Integrated Device Technology, Inc. (a)                                     153,477
                                          2,200  InterVoice, Inc. (a)                                                        17,578
                                          3,060  Iomega Corp. (a)                                                            10,618
                                          1,400  iRobot Corp. (a)(f)                                                         25,312
                                          6,000  LTX Corp. (a)                                                               19,080
                                          2,100  Lantronix, Inc. (a)                                                          1,596
                                          3,200  MIPS Technologies, Inc. (a)                                                 15,872
                                          3,000  Micros Systems, Inc. (a)                                                   210,480
                                          6,200  Napster, Inc. (a)                                                           12,214
                                          7,500  Network Engines, Inc. (a)                                                   12,075
                                          2,500  Omnicell, Inc. (a)                                                          67,325
                                          1,000  PAR Technology Corp. (a)                                                     7,710
                                          7,326  Palm, Inc. (f)                                                              46,447

See Notes to Financial Statments.      10

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          3,385  Premiere Global Services, Inc. (a)                                   $      50,267
                                          4,100  Rackable Systems, Inc. (a)                                                  41,000
                                          1,700  Rimage Corp. (a)                                                            44,115
                                          8,543  Salesforce.com, Inc. (a)                                                   535,561
                                          1,900  ScanSource, Inc. (a)                                                        61,465
                                          2,000  Sigma Designs, Inc. (a)                                                    110,400
                                            445  SumTotal Systems, Inc. (a)                                                   2,114
                                          5,855  Sybase, Inc. (a)                                                           152,757
                                          3,900  Tech Data Corp. (a)                                                        147,108
                                            940  Transact Technologies, Inc. (a)                                              4,503
                                          6,000  VeriFone Holdings, Inc. (a)(f)                                             139,500
                                          3,100  White Electronic Designs Corp. (a)                                          14,384
                                                                                                                      --------------
                                                                                                                          3,795,896
------------------------------------------------------------------------------------------------------------------------------------
Business Services - 10.9%                 1,000  4Kids Entertainment, Inc. (a)                                               13,150
                                          2,900  ABM Industries, Inc.                                                        59,131
                                          3,900  ACI Worldwide, Inc. (a)                                                     74,256
                                          3,400  AMICAS, Inc. (a)                                                             9,044
                                          2,420  AMN Healthcare Services, Inc. (a)                                           41,551
                                         11,100  Aastrom Biosciences, Inc. (a)(f)                                             5,772
                                         55,400  Accenture Ltd. Class A                                                   1,996,062
                                          3,700  Actuate Corp. (a)                                                           28,749
                                             40  Adept Technology, Inc. (a)                                                     318
                                          1,800  Administaff, Inc.                                                           50,904
                                          1,900  Advent Software, Inc. (a)                                                  102,790
                                          1,300  The Advisory Board Co. (a)                                                  83,447
                                          4,860  Affymetrix, Inc. (a)                                                       112,460
                                          3,400  Alfacell Corp. (a)(f)                                                        5,848
                                          6,000  Alliance Data Systems Corp. (a)                                            449,940
                                          1,000  The Allied Defense Group, Inc. (a)                                           5,770
                                          3,100  Allied Healthcare International, Inc. (a)                                    7,533
                                          2,900  Alnylam Pharmaceuticals, Inc. (a)                                           84,332
                                          1,800  Ambassadors International, Inc.                                             26,244
                                          2,660  American Ecology Corp.                                                      62,457
                                             48  American Independence Corp. (a)                                                439
                                          1,500  American Public Education, Inc. (a)                                         62,670
                                          2,300  American Reprographics Co. (a)                                              37,904
                                          3,400  American Superconductor Corp. (a)(f)                                        92,956
                                            200  Analysts International Corp. (a)                                               306
                                            700  Angelica Corp.                                                              13,370
                                          2,900  Ansoft Corp. (a)                                                            74,965
                                          2,600  Answerthink, Inc. (a)                                                       12,584
                                          5,600  Ansys, Inc. (a)                                                            232,176
                                          4,700  Arbinet-Thexchange, Inc. (a)                                                28,435
                                          4,454  Ariba, Inc. (a)                                                             49,662
                                          6,271  Art Technology Group, Inc. (a)                                              27,091

See Notes to Financial Statments.      11

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          5,500  Aspen Technology, Inc. (a)                                           $      89,210
                                            940  Atari, Inc. (a)                                                              1,194
                                          2,300  athenahealth, Inc. (a)(f)                                                   82,800
                                          2,600  Audible, Inc. (a)                                                           23,192
                                          2,000  Authentidate Holding Corp. (a)                                               1,180
                                          1,150  BSQUARE Corp. (a)                                                            7,705
                                          1,300  Bankrate, Inc. (a)                                                          62,517
                                            102  Baran Group Ltd.                                                             1,836
                                            600  Barrett Business Services, Inc.                                             10,806
                                         14,000  BearingPoint, Inc. (a)                                                      39,620
                                          2,248  Blackbaud, Inc.                                                             63,034
                                          2,100  Blackboard, Inc. (a)                                                        84,525
                                          1,200  BladeLogic, Inc. (a)                                                        35,484
                                          2,340  Blue Coat Systems, Inc. (a)                                                 76,916
                                            100  Bottomline Technologies, Inc. (a)                                            1,400
                                          2,100  Bowne & Co., Inc.                                                           36,960
                                          2,800  Bright Horizons Family Solutions, Inc. (a)                                  96,712
                                          3,400  The Brink's Co.                                                            203,116
                                         28,357  Brocade Communications Systems, Inc. (a)                                   208,140
                                          7,400  Brookdale Senior Living, Inc.                                              210,234
                                          2,200  CACI International, Inc. Class A (a)                                        98,494
                                          7,845  CBIZ, Inc. (a)                                                              76,959
                                          1,200  CDI Corp.                                                                   29,112
                                          1,400  COMSYS IT Partners, Inc. (a)                                                22,092
                                          1,500  CRA International, Inc. (a)                                                 71,415
                                          4,365  CSG Systems International, Inc. (a)                                         64,253
                                          1,900  Callidus Software Inc. (a)                                                   9,823
                                             46  Callwave, Inc. (a)                                                             143
                                          1,600  Capella Education Co. (a)                                                  104,736
                                          6,468  Career Education Corp. (a)                                                 162,605
                                          4,000  Casella Waste Systems, Inc. (a)                                             52,160
                                          1,000  Catapult Communications Corp. (a)                                            7,550
                                          2,000  Cbeyond Communications, Inc. (a)                                            77,980
                                          5,750  Cell Genesys, Inc. (a)                                                      13,225
                                          5,700  Cerner Corp. (a)                                                           321,480
                                          1,700  Chemed Corp.                                                                94,996
                                            500  Chindex International Inc. (a)                                              17,265
                                          2,300  Chipotle Mexican Grill, Inc. Class A (a)(f)                                338,261
                                          5,033  ChoicePoint, Inc. (a)                                                      183,302
                                          1,720  Chordiant Software, Inc. (a)                                                14,706
                                          3,800  Ciber, Inc. (a)                                                             23,218
                                              1  Cicero, Inc. (a)                                                                 0
                                          2,100  Clean Harbors, Inc. (a)                                                    108,570
                                         25,800  Clear Channel Outdoor Holdings, Inc. Class A (a)                           713,628
                                         11,800  Clearwire Corp. Class A (a)(f)                                             161,778

See Notes to Financial Statments.      12

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          1,300  CoStar Group, Inc. (a)                                               $      61,425
                                          3,500  Cogent Communications Group, Inc. (a)                                       82,985
                                          7,800  Cogent, Inc. (a)                                                            86,970
                                          1,700  Collectors Universe, Inc.                                                   20,978
                                          1,700  ComScore, Inc. (a)                                                          55,471
                                          3,100  Commvault Systems, Inc. (a)                                                 65,658
                                            800  Computer Programs & Systems, Inc.                                           18,192
                                          3,100  Concur Technologies, Inc. (a)                                              112,251
                                          3,000  Constant Contact, Inc. (a)(f)                                               64,500
                                          6,350  Copart, Inc. (a)                                                           270,192
                                          5,935  Corinthian Colleges, Inc. (a)                                               91,399
                                          2,300  Cornell Cos., Inc. (a)                                                      53,636
                                          2,600  Corporate Executive Board Co.                                              156,260
                                            337  Courier Corp.                                                               11,124
                                          3,181  Credit Acceptance Corp. (a)(f)                                              65,751
                                          3,600  Cross Country Healthcare, Inc. (a)                                          51,264
                                          8,400  CuraGen Corp. (a)                                                            7,728
                                          4,850  CyberSource Corp. (a)                                                       86,184
                                            440  DG FastChannel, Inc. (a)                                                    11,282
                                          4,400  DST Systems, Inc. (a)                                                      363,220
                                          5,000  DeVry, Inc.                                                                259,800
                                          1,500  Delrek, Inc. (a)                                                            22,845
                                            100  Deltathree, Inc. Class A (a)                                                    41
                                          3,500  Deluxe Corp.                                                               115,115
                                          3,000  DemandTec, Inc. (a)                                                         57,870
                                          3,100  Dice Holdings, Inc. (a)                                                     24,769
                                          4,100  Digimarc Corp. (a)                                                          36,162
                                          2,500  Digital River, Inc. (a)                                                     82,675
                                         20,434  Discovery Holding Co. (a)                                                  513,711
                                          2,500  DivX, Inc. (a)                                                              35,000
                                          1,700  Dollar Financial Corp. (a)                                                  52,173
                                          3,900  Dot Hill Systems Corp. (a)                                                   9,477
                                          2,700  Double-Take Software, Inc. (a)                                              58,644
                                          4,100  Dun & Bradstreet Corp.                                                     363,383
                                          8,700  Dyax Corp. (a)                                                              31,842
                                            500  ENGlobal Corp. (a)                                                           5,680
                                          2,700  EPIQ Systems, Inc. (a)                                                      47,007
                                            592  EVCI Career Colleges Holding Corp. (a)                                         142
                                         12,300  EarthLink, Inc. (a)                                                         86,961
                                          3,800  Echelon Corp. (a)(f)                                                        78,432
                                          2,900  Eclipsys Corp. (a)                                                          73,399
                                            600  Ediets.Com, Inc. (a)(f)                                                      3,522
                                             20  Egain Communications Corp. (a)                                                   9
                                             40  eLoyalty Corp. (a)                                                             534
                                         16,300  Encysive Pharmaceuticals, Inc. (a)(f)                                       13,855

See Notes to Financial Statments.      13

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          5,900  EnergySolutions, Inc. (a)                                            $     159,241
                                          2,300  Ennis, Inc.                                                                 41,400
                                          4,200  Entrust, Inc. (a)                                                            8,106
                                          4,200  Epicor Software Corp. (a)                                                   49,476
                                          2,975  eResearch Technology, Inc. (a)                                              35,165
                                          2,945  Euronet Worldwide, Inc. (a)                                                 88,350
                                              2  Evolve Software, Inc. (a)                                                        0
                                          3,200  Evolving Systems, Inc. (a)                                                   9,344
                                          9,700  Exelixis, Inc. (a)                                                          83,711
                                          3,000  ExlService Holdings, Inc. (a)                                               69,240
                                            900  Exponent, Inc. (a)                                                          24,336
                                          5,700  F5 Networks, Inc. (a)                                                      162,564
                                          1,600  FTD Group, Inc.                                                             20,608
                                          3,350  FTI Consulting, Inc. (a)                                                   206,494
                                          3,550  Factset Research Systems, Inc.                                             197,735
                                          5,800  FalconStor Software, Inc. (a)                                               65,308
                                          3,700  First Advantage Corp. Class A (a)                                           60,939
                                          3,600  First Consulting Group, Inc. (a)                                            46,548
                                            108  Five Star Quality Care, Inc. (a)                                               896
                                          1,300  Forrester Research, Inc. (a)                                                36,426
                                          3,300  Franklin Covey Co. (a)                                                      26,202
                                          1,600  Fuel Tech, Inc. (a)(f)                                                      36,240
                                          1,500  G&K Services, Inc. Class A                                                  56,280
                                          3,900  GP Strategies Corp. (a)                                                     41,535
                                          1,103  GSE Systems, Inc. (a)                                                       11,295
                                          1,700  GTSI Corp. (a)                                                              16,813
                                          2,560  Gaiam, Inc. (a)                                                             75,981
                                         15,400  Genpact Ltd. (a)                                                           234,542
                                          3,700  Gentiva Health Services, Inc. (a)                                           70,448
                                          3,600  The Geo Group, Inc. (a)                                                    100,800
                                          2,700  Gevity HR, Inc.                                                             20,763
                                            100  Gliatech, Inc. (a)                                                               0
                                          4,400  Global Cash Access, Inc. (a)                                                26,664
                                          5,620  Global Payments, Inc.                                                      261,442
                                          3,700  Greenfield Online, Inc. (a)                                                 54,057
                                          3,300  Guidance Software, Inc. (a)                                                 46,002
                                          4,500  Gulfport Energy Corp. (a)                                                   82,170
                                         13,192  HLTH Corp. (a)                                                             176,773
                                          6,600  Hansen Natural Corp. (a)                                                   292,314
                                          3,900  Harris Interactive, Inc. (a)                                                16,614
                                          3,300  Harris Stratex Networks, Inc. Class A (a)                                   55,110
                                          4,300  Harte-Hanks, Inc.                                                           74,390
                                          1,300  Heidrick & Struggles International, Inc.                                    48,243
                                          7,820  Hewitt Associates, Inc. Class A (a)                                        299,428
                                          2,400  HireRight, Inc. (a)                                                         29,904

See Notes to Financial Statments.      14

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          1,800  Hudson Highland Group, Inc. (a)                                      $      15,138
                                          1,400  Huron Consulting Group, Inc. (a)                                           112,882
                                          2,600  i2 Technologies, Inc. (a)                                                   32,760
                                          2,800  I-many, Inc. (a)                                                             8,680
                                          1,900  ICF International, Inc. (a)                                                 47,994
                                            800  ICT Group, Inc. (a)                                                          9,560
                                          4,500  IHS, Inc. Class A (a)                                                      272,520
                                          2,810  ITT Educational Services, Inc. (a)                                         239,609
                                          2,000  Idenix Pharmaceuticals, Inc. (a)                                             5,400
                                          6,800  iGate Corp. (a)                                                             57,596
                                          1,800  Imergent, Inc. (f)                                                          19,062
                                          3,900  InFocus Corp. (a)                                                            7,098
                                          1,000  Infinity Pharmaceuticals, Inc. (a)                                           9,550
                                          2,340  InfoSpace, Inc.                                                             43,992
                                          3,200  infoUSA, Inc.                                                               28,576
                                          6,200  Informatica Corp. (a)                                                      111,724
                                          4,800  Innerworkings, Inc. (a)(f)                                                  82,848
                                          1,193  Innovative Solutions & Support, Inc. (a)(f)                                 11,560
                                             83  InsWeb Corp. (a)                                                               726
                                          1,300  Insteel Industries, Inc.                                                    15,249
                                            366  Insure.com, Inc. (a)                                                         1,464
                                            540  Integral Systems, Inc.                                                      12,560
                                          6,800  Interactive Data Corp.                                                     224,468
                                          2,100  Interactive Intelligence, Inc. (a)                                          55,335
                                          4,200  Intermec, Inc. (a)(f)                                                       85,302
                                          2,510  Internap Network Services Corp. (a)                                         20,908
                                          1,000  Intersections, Inc. (a)                                                      8,330
                                          2,800  Interwoven, Inc. (a)                                                        39,816
                                          2,200  Intevac, Inc. (a)                                                           31,988
                                          2,680  inVentiv Health, Inc. (a)                                                   82,973
                                          3,300  Invitrogen Corp. (a)                                                       308,253
                                          3,600  Ipass, Inc. (a)                                                             14,616
                                         14,475  Iron Mountain, Inc. (a)                                                    535,864
                                          1,900  JDA Software Group, Inc. (a)                                                38,874
                                          6,300  Jack Henry & Associates, Inc.                                              153,342
                                          1,900  Jupitermedia Corp. (a)                                                       7,258
                                          4,100  Kelly Services, Inc. Class A                                                76,506
                                          1,800  Kenexa Corp. (a)                                                            34,956
                                          1,500  Keryx Biopharmaceuticals, Inc. (a)                                          12,600
                                          3,500  Keynote Systems, Inc. (a)                                                   49,175
                                          3,970  Kforce, Inc. (a)                                                            38,707
                                          5,295  Kinder Morgan Management LLC (a)                                           280,317
                                          1,700  Kintera, Inc. (a)                                                            2,533
                                          3,300  Knology, Inc. (a)                                                           42,174
                                          2,600  Korn/Ferry International (a)                                                48,932
                                          4,400  Kratos Defense & Security Solutions, Inc. (a)                               10,340

See Notes to Financial Statments.      15

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          5,451  L-1 Identity Solutions, Inc. (a)                                     $      97,845
                                          3,500  LECG Corp. (a)                                                              52,710
                                          6,707  Lamar Advertising Co. Class A                                              322,405
                                         12,900  Lawson Software, Inc. (a)                                                  132,096
                                          2,000  Layne Christensen Co. (a)                                                   98,420
                                          2,300  Learning Tree International, Inc. (a)                                       52,808
                                          1,500  Lincoln Educational Services Corp. (a)                                      22,080
                                          2,700  Lionbridge Technologies, Inc. (a)                                            9,585
                                          5,600  LivePerson, Inc. (a)                                                        29,848
                                          3,200  LoJack Corp. (a)                                                            53,792
                                            500  Local.com Corp. (a)                                                          2,385
                                          1,342  LookSmart, Ltd. (a)                                                          4,281
                                          1,200  Luminex Corp. (a)                                                           19,488
                                            900  MAXIMUS, Inc.                                                               34,749
                                          4,400  MIVA, Inc. (a)                                                               8,404
                                          5,300  MPS Group, Inc. (a)                                                         57,982
                                          1,700  MSC.Software Corp. (a)                                                      22,083
                                          1,700  MWI Veterinary Supply, Inc. (a)                                             68,000
                                          2,900  Macquarie Infrastructure Co. LLC                                           117,537
                                          3,790  Macrovision Corp. (a)                                                       69,471
                                          4,940  Magma Design Automation, Inc. (a)                                           60,317
                                          3,900  Management Network Group, Inc. (a)                                          10,296
                                          1,700  Manhattan Associates, Inc. (a)                                              44,812
                                          5,716  Manpower, Inc.                                                             325,240
                                          1,995  Mantech International Corp. Class A (a)                                     87,421
                                          3,200  Marchex, Inc. Class B (f)                                                   34,752
                                          1,200  MarketAxess Holdings, Inc. (a)                                              15,396
                                          2,800  Marlin Business Services, Inc. (a)                                          33,768
                                          2,087  Matria Healthcare, Inc. (a)                                                 49,608
                                          5,000  Maxygen, Inc. (a)                                                           40,150
                                         11,277  McAfee, Inc. (a)                                                           422,888
                                          4,100  Mechanical Technology, Inc. (a)                                              3,075
                                          1,800  Medical Staffing Network Holdings, Inc. (a)                                 10,854
                                          6,300  Mentor Graphics Corp. (a)                                                   67,914
                                          3,500  Merge Technologies, Inc. (a)                                                 4,165
                                            925  Metro One Telecommunications, Inc. (a)                                       1,554
                                            400  Michael Baker Corp. (a)                                                     16,440
                                          1,090  MicroStrategy, Inc. Class A (a)                                            103,659
                                          7,600  Microvision, Inc. (a)(f)                                                    29,640
                                          3,700  Millennium Cell, Inc. (a)(f)                                                 1,114
                                          5,966  Mindspeed Technologies, Inc. (a)                                             7,279
                                          2,200  Moldflow Corp. (a)                                                          35,442
                                          1,000  Monotype Imaging Holdings, Inc. (a)                                         15,170

See Notes to Financial Statments.      16

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          3,200  Morningstar, Inc. (a)                                                $     248,800
                                          7,500  NAVTEQ Corp. (a)                                                           567,000
                                         12,674  NCR Corp. (a)                                                              318,117
                                          3,200  NIC, Inc.                                                                   27,008
                                          2,800  NMS Communications Corp. (a)                                                 4,536
                                          1,900  NMT Medical, Inc. (a)                                                       10,678
                                          1,000  NVE Corp. (f)                                                               24,470
                                          5,800  National Instruments Corp.                                                 193,314
                                            240  Natural Health Trends Corp. (a)                                                290
                                          2,400  Nautilus, Inc. (f)                                                          11,640
                                            313  NaviSite, Inc. (a)                                                           1,568
                                          4,700  Navigant Consulting, Inc. (a)                                               64,249
                                          4,620  NetFlix, Inc. (a)(f)                                                       122,984
                                             57  NetManage, Inc. (a)                                                            344
                                          1,600  NetScout Systems, Inc. (a)                                                  20,432
                                             20  NetSol Technologies, Inc. (a)                                                   48
                                          5,400  NeuStar, Inc. Class A (a)                                                  154,872
                                            200  New Century Equity Holdings Corp. (a)                                           39
                                          5,300  New Frontier Media, Inc.                                                    29,150
                                          4,100  NexCen Brands, Inc. (a)                                                     19,844
                                          2,200  Nighthawk Radiology Holdings, Inc. (a)(f)                                   46,310
                                          2,500  Nutri/System, Inc. (a)(f)                                                   67,450
                                          1,800  ORBCOMM, Inc. (a)                                                           11,322
                                          3,200  Odyssey Marine Exploration, Inc. (a)                                        19,808
                                          4,300  Omniture, Inc. (a)                                                         143,147
                                          2,500  On Assignment, Inc. (a)                                                     17,525
                                         16,300  On2 Technologies, Inc. (a)(f)                                               16,626
                                          1,900  Online Resources Corp. (a)                                                  22,648
                                             60  Onvia, Inc. (a)                                                                513
                                         13,000  OpenTV Corp. (a)                                                            17,160
                                          6,061  Openwave Systems, Inc.                                                      15,759
                                          1,200  Opnet Technologies, Inc. (a)                                                10,872
                                          3,400  Orbital Sciences Corp. (a)                                                  83,368
                                          1,745  Orchid Cellmark, Inc. (a)                                                    8,725
                                            800  Overland Storage, Inc. (a)                                                   1,176
                                          2,800  PC Mall, Inc. (a)                                                           26,068
                                          1,200  PC-Tel, Inc. (a)                                                             8,232
                                            900  PDI, Inc. (a)                                                                8,433
                                          3,000  PHH Corp. (a)                                                               52,920
                                          4,591  PLATO Learning, Inc. (a)                                                    18,226
                                            570  PRG-Schultz International, Inc. (a)                                          4,885
                                            700  PROS Holdings, Inc. (a)                                                     13,734
                                          2,900  Pacific Ethanol, Inc. (a)(f)                                                23,751
                                          2,000  Packeteer, Inc. (a)                                                         12,320

See Notes to Financial Statments.      17

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          8,000  Parametric Technology Corp. (a)                                      $     142,800
                                            500  Pegasystems, Inc.                                                            5,965
                                          1,600  People Support, Inc. (a)                                                    21,888
                                          3,400  Perficient, Inc. (a)                                                        53,516
                                          7,500  Perot Systems Corp. Class A (a)                                            101,250
                                            120  Pfsweb, Inc. (a)                                                               150
                                          1,350  PharmaNet Development Group, Inc. (a)                                       52,934
                                          3,500  Phase Forward, Inc. (a)                                                     76,125
                                          3,800  Phoenix Technologies Ltd. (a)                                               48,944
                                          6,429  Polycom, Inc. (a)                                                          178,598
                                          2,300  Pomeroy IT Solutions, Inc. (a)                                              15,939
                                             33  Poniard Pharmaceuticals, Inc. (a)                                              146
                                            930  Pre-Paid Legal Services, Inc. (a)                                           51,476
                                             10  Prescient Applied Intelligence, Inc. (a)                                         1
                                          2,733  Priceline.com, Inc. (a)                                                    313,912
                                          3,200  Primus Guaranty Ltd. (a)(f)                                                 22,432
                                          1,600  The Princeton Review, Inc. (a)                                              13,328
                                          3,000  Progress Software Corp. (a)                                                101,040
                                          1,175  Protection One, Inc. (a)                                                    13,971
                                          1,900  The Providence Service Corp. (a)                                            53,466
                                          1,700  QAD, Inc.                                                                   15,878
                                          2,900  Quality Systems, Inc. (f)                                                   88,421
                                          7,300  Quest Software, Inc. (a)                                                   134,612
                                          1,000  Quixote Corp.                                                               18,990
                                          5,122  R.H. Donnelley Corp. (a)                                                   186,851
                                          6,375  RPC, Inc. (f)                                                               74,651
                                          1,700  Radiant Systems, Inc. (a)                                                   29,291
                                          9,000  RealNetworks, Inc. (a)                                                      54,810
                                         14,100  Red Hat, Inc. (a)                                                          293,844
                                          1,700  Renaissance Learning, Inc. (f)                                              23,800
                                         13,300  Republic Services, Inc. Class A                                            416,955
                                          3,500  Resources Connection, Inc.                                                  63,560
                                          2,000  RightNow Technologies, Inc. (a)                                             31,700
                                          5,100  Riverbed Technology, Inc. (a)                                              136,374
                                          1,600  Rural Cellular Corp. Class A (a)                                            70,544
                                          4,100  Rural/Metro Corp. (a)                                                        8,774
                                          3,833  SAVVIS, Inc. (a)                                                           106,826
                                          2,415  The SCO Group, Inc. (a)                                                        229
                                          4,900  SM&A (a)                                                                    28,567
                                          1,400  SPAR Group, Inc. (a)                                                           938
                                          1,409  SPSS, Inc. (a)                                                              50,597
                                          3,200  SRA International, Inc. Class A (a)                                         94,240
                                          2,400  SYKES Enterprises, Inc. (a)                                                 43,200
                                            800  SYNNEX Corp. (a)                                                            15,680

See Notes to Financial Statments.      18

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          1,229  Saba Software, Inc. (a)                                              $       6,317
                                             30  Salon Media Group, Inc. (a)                                                     48
                                          9,000  Sapient Corp. (a)                                                           79,290
                                            100  Scientific Learning Corp. (a)                                                  536
                                          1,900  SeaChange International, Inc. (a)                                           13,737
                                          3,200  Secure Computing Corp. (a)                                                  30,720
                                          5,700  Selectica, Inc. (a)                                                         10,260
                                          2,200  Senomyx, Inc. (a)                                                           16,478
                                          4,966  Sequenom, Inc. (a)                                                          47,425
                                        106,425  Sirius Satellite Radio, Inc. (a)(f)                                        322,468
                                          4,000  Sirona Dental Systems, Inc. (a)(f)                                         133,920
                                          2,200  Smith Micro Software, Inc. (a)                                              18,634
                                          4,700  Solera Holdings, Inc. (a)                                                  116,466
                                          6,500  Sonic Foundry, Inc. (a)                                                      9,230
                                          3,700  SonicWALL, Inc. (a)                                                         39,664
                                          1,800  Sourcefire, Inc. (a)                                                        15,012
                                          3,600  Sourceforge, Inc. (a)                                                        8,820
                                          2,300  Spartech Corp.                                                              32,430
                                          3,600  Spherion Corp. (a)                                                          26,208
                                            200  Standard Parking Corp. (a)                                                   9,698
                                          1,800  The Standard Register Co.                                                   20,988
                                          2,400  Stanley, Inc. (a)                                                           76,848
                                            800  Startek, Inc. (a)                                                            7,448
                                          6,300  Stericycle, Inc. (a)                                                       374,220
                                          2,440  Stratasys, Inc. (a)                                                         63,050
                                          5,400  Strategic Diagnostics, Inc. (a)                                             29,052
                                          1,000  Strayer Education, Inc.                                                    170,580
                                          1,500  SuccessFactors, Inc. (a)                                                    17,730
                                          3,000  SupportSoft, Inc. (a)                                                       13,350
                                          4,200  Switch and Data Facilities Co., Inc. (a)                                    67,284
                                         20,300  Sycamore Networks, Inc. (a)                                                 77,952
                                          2,400  Symyx Technologies Inc. (a)                                                 18,432
                                          2,300  Synchronoss Technologies, Inc. (a)                                          81,512
                                         10,105  Synopsys, Inc. (a)                                                         262,023
                                          1,600  Synplicity, Inc. (a)                                                         9,280
                                          3,000  Syntel, Inc.                                                               115,560
                                          1,300  Sypris Solutions, Inc.                                                       7,930
                                         13,800  TIBCO Software, Inc. (a)                                                   111,366
                                          1,700  TNS, Inc.                                                                   30,175
                                            800  TRC Cos., Inc. (a)                                                           6,400
                                          2,600  Taleo Corp. Class A (a)                                                     77,428
                                          2,100  TechTarget, Inc. (a)                                                        31,038
                                          2,300  TechTeam Global, Inc. (a)                                                   28,980
                                             15  Technology Solutions Co. (a)                                                    42

See Notes to Financial Statments.      19

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                            200  TeleCommunication Systems, Inc. Class A (a)                          $         722
                                          5,100  TeleTech Holdings, Inc. (a)                                                108,477
                                            200  Tenfold Corp. (a)                                                               30
                                          4,225  Tetra Tech, Inc. (a)                                                        90,838
                                          5,350  Tetra Technologies, Inc. (a)                                                83,300
                                          1,500  TheStreet.com, Inc.                                                         23,880
                                          2,000  Thomas Group, Inc.                                                          14,860
                                          4,200  TradeStation Group, Inc. (a)                                                59,682
                                          3,300  The TriZetto Group, Inc. (a)                                                57,321
                                          3,400  Trident Microsystems, Inc. (a)                                              22,304
                                          3,200  TrueBlue, Inc. (a)                                                          46,336
                                          8,777  Tumbleweed Communications Corp. (a)                                         14,745
                                          5,694  URS Corp. (a)                                                              309,350
                                          2,600  Ultimate Software Group, Inc. (a)                                           81,822
                                         10,700  Unigene Laboratories, Inc. (a)                                              20,330
                                          4,853  United Online, Inc.                                                         57,362
                                          1,700  Universal Electronics, Inc. (a)                                             56,848
                                          1,255  Universal Technical Institute, Inc. (a)                                     21,335
                                          3,300  VASCO Data Security International, Inc. (a)                                 92,136
                                         27,700  VMware, Inc. (a)(f)                                                      2,354,223
                                            800  VSE Corp.                                                                   39,072
                                          6,655  ValueClick, Inc. (a)                                                       145,745
                                          3,300  Veraz Networks, Inc. (a)                                                    15,906
                                          4,700  Verenium Corp. (a)(f)                                                       23,453
                                          1,574  Verso Technologies, Inc. (a)(f)                                                458
                                              8  VerticalNet, Inc. (a)                                                           20
                                          1,450  Viad Corp.                                                                  45,791
                                          6,030  Viewpoint Corp. (a)                                                          6,693
                                          1,730  Vignette Corp. (a)                                                          25,275
                                          3,000  Virtusa Corp. (a)                                                           51,990
                                          3,200  VistaPrint Ltd. (a)                                                        137,120
                                          2,400  Visual Sciences, Inc. (a)                                                   44,352
                                          2,500  Vital Images, Inc. (a)                                                      45,175
                                          1,600  Volt Information Sciences, Inc. (a)                                         29,216
                                          4,725  Waste Connections, Inc. (a)                                                146,003
                                            600  Waste Industries USA, Inc.                                                  21,780
                                          3,040  Watson Wyatt Worldwide, Inc.                                               141,086
                                            666  Wave Systems Corp. Class A (a)                                                 966
                                          4,700  WebMD Health Corp. Class A (a)(f)                                          193,029
                                          2,800  Websense, Inc. (a)                                                          47,544
                                          3,823  Website Pros, Inc. (a)                                                      44,385
                                          5,750  Weight Watchers International, Inc.                                        259,785
                                            500  Westaff, Inc. (a)                                                            2,000
                                          5,000  Wind River Systems, Inc. (a)                                                44,650
                                            200  WorldGate Communications, Inc. (a)                                              34

See Notes to Financial Statments.      20

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          4,500  Zix Corp. (a)(f)                                                     $      20,700
                                                                                                                      --------------
                                                                                                                         34,644,833
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.8%                          1,300  AEP Industries, Inc. (a)                                                    41,613
                                          1,600  AMCOL International Corp.                                                   57,648
                                          1,425  Aceto Corp.                                                                 11,400
                                          5,800  Airgas, Inc.                                                               302,238
                                          6,800  Albemarle Corp.                                                            280,500
                                          1,400  Anika Therapeutics, Inc. (a)                                                20,328
                                          1,200  Arch Chemicals, Inc.                                                        44,100
                                          1,900  Bio-Rad Laboratories, Inc. Class A (a)                                     196,878
                                          3,400  Brady Corp.                                                                119,306
                                          4,400  Cabot Corp.                                                                146,696
                                          2,900  Calgon Carbon Corp. (a)(f)                                                  46,081
                                         11,000  Celanese Corp. Series A                                                    465,520
                                         14,900  Chemtura Corp.                                                             116,220
                                          3,400  Cytec Industries, Inc.                                                     209,372
                                          8,336  Entegris, Inc. (a)                                                          71,940
                                          3,000  Ferro Corp.                                                                 62,190
                                          1,700  GenTek Inc. (a)                                                             49,759
                                          2,500  Georgia Gulf Corp.                                                          16,550
                                          3,700  H.B. Fuller Co.                                                             83,065
                                            300  Hawkins, Inc.                                                                4,500
                                         17,300  Huntsman Corp.                                                             444,610
                                          2,150  KMG Chemicals, Inc.                                                         31,089
                                          1,500  Koppers Holdings, Inc.                                                      64,860
                                          4,882  Kronos Worldwide, Inc. (f)                                                  85,191
                                            600  LSB Industries, Inc. (a)                                                    16,932
                                          3,800  Landec Corp. (a)                                                            50,920
                                          4,815  Lubrizol Corp.                                                             260,780
                                            450  Mace Security International, Inc. (a)                                          905
                                          1,600  Matrixx Initiatives, Inc. (a)                                               22,256
                                         31,800  The Mosaic Co. (a)                                                       3,000,012
                                         10,500  Nalco Holding Co.                                                          253,890
                                            820  NewMarket Corp.                                                             45,666
                                          2,200  Nuco2, Inc. (a)                                                             54,780
                                          2,200  OM Group, Inc. (a)                                                         126,588
                                          5,092  Olin Corp.                                                                  98,428
                                          2,400  Omnova Solutions, Inc. (a)                                                  10,584
                                          2,000  OxiGene, Inc. (a)                                                            4,980
                                            600  Penford Corp.                                                               15,354
                                          5,500  PolyOne Corp. (a)                                                           36,190
                                          4,400  Polypore International, Inc. (a)                                            77,000
                                            600  Quaker Chemical Corp.                                                       13,182
                                          8,600  RPM International, Inc.                                                    174,580

See Notes to Financial Statments.      21

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                         22,400  Rentech, Inc. (a)                                                    $      40,544
                                          1,900  Repligen Corp. (a)                                                          12,445
                                          5,100  Rockwood Holdings, Inc. (a)                                                169,422
                                          1,600  Rogers Corp. (a)                                                            69,392
                                          6,450  Rollins, Inc.                                                              123,840
                                          2,800  SRS Labs Inc. (a)                                                           14,980
                                          2,400  Schawk, Inc.                                                                37,248
                                          3,500  Schulman A, Inc.                                                            75,425
                                          2,300  Sensient Technologies Corp.                                                 65,044
                                            400  Stepan Co.                                                                  13,012
                                          1,300  TOR Minerals International, Inc. (a)                                         2,730
                                          1,400  Terra Nitrogen Co. LP (f)                                                  209,342
                                          1,600  Tredegar Corp.                                                              25,728
                                          1,300  Trex Co., Inc. (a)(f)                                                       11,063
                                          6,200  Tronox, Inc. Class A                                                        55,180
                                          5,300  UAP Holding Corp.                                                          204,580
                                          6,700  Valspar Corp.                                                              151,018
                                          4,900  W.R. Grace & Co. (a)                                                       128,282
                                          2,100  WD-40 Co.                                                                   79,737
                                          4,500  Westlake Chemical Corp.                                                     85,455
                                          1,600  Zep, Inc. (a)                                                               22,192
                                          2,400  Zoltek Cos., Inc. (a)                                                      102,888
                                                                                                                      --------------
                                                                                                                          8,934,228
------------------------------------------------------------------------------------------------------------------------------------
Construction - 1.6%                       7,100  Aecom Technology Corp. (a)                                                 202,847
                                          1,000  American Woodmark Corp.                                                     18,180
                                            600  Ameron International Corp.                                                  55,290
                                          2,100  Apogee Enterprises, Inc.                                                    35,931
                                          3,900  Armstrong World Industries, Inc. (a)                                       156,429
                                          4,400  Beacon Roofing Supply, Inc. (a)                                             37,048
                                          2,864  Beazer Homes USA, Inc. (f)                                                  21,279
                                          2,000  BlueLinx Holdings, Inc. (f)                                                  7,860
                                          1,876  Brookfield Homes Corp. (f)                                                  29,641
                                          2,600  Bucyrus International, Inc.                                                258,414
                                          1,900  Builders FirstSource, Inc. (a)(f)                                           13,718
                                          2,180  Building Material Holding Corp. (f)                                         12,055
                                            510  Cavco Industries, Inc. (a)                                                  17,258
                                          1,975  Ceradyne, Inc. (a)                                                          92,687
                                          3,800  Comstock Homebuilding Cos., Inc. Class A (a)(f)                              2,508
                                            500  Dominion Homes, Inc. (a)(f)                                                    185
                                          2,133  Dycom Industries, Inc. (a)                                                  56,844
                                          4,000  EMCOR Group, Inc. (a)                                                       94,520
                                          3,220  Eagle Materials, Inc.                                                      114,246
                                          2,950  Granite Construction, Inc.                                                 106,731
                                          6,000  Great Lakes Dredge & Dock Corp.                                             52,320
                                            600  Hill International, Inc. (a)                                                 8,502

See Notes to Financial Statments.      22

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                            400  Home Solutions of America, Inc. (a)(f)                               $         400
                                          4,500  Hovnanian Enterprises, Inc. Class A (a)(f)                                  32,265
                                          1,400  Huttig Building Products, Inc. (a)                                           4,886
                                          2,000  Insituform Technologies, Inc. Class A (a)                                   29,600
                                          1,800  Interline Brands, Inc. (a)                                                  39,438
                                         11,900  KBR, Inc. (a)                                                              461,720
                                            300  L.S. Starrett Co. Class A                                                    5,073
                                          2,950  LSI Industries, Inc.                                                        53,690
                                          1,380  Levitt Corp. Class A                                                         3,036
                                          2,700  M/I Homes, Inc. (f)                                                         28,350
                                          3,316  MDC Holdings, Inc.                                                         123,123
                                          3,000  Martin Marietta Materials, Inc.                                            397,800
                                          3,700  Mastec, Inc. (a)                                                            37,629
                                          1,900  Meritage Homes Corp. (a)(f)                                                 27,683
                                          2,300  NCI Building Systems, Inc. (a)                                              66,217
                                            319  NVR, Inc. (a)                                                              167,156
                                          9,500  Owens Corning, Inc. (a)                                                    192,090
                                            500  PGT, Inc. (a)                                                                2,380
                                          3,700  Palm Harbor Homes, Inc. (a)(f)                                              39,035
                                            100  Patriot Transportation Holding, Inc. (a)                                     9,223
                                            500  Performance Technologies, Inc. (a)                                           2,750
                                          1,900  Perini Corp. (a)                                                            78,698
                                         12,035  Quanta Services, Inc. (a)                                                  315,798
                                          5,200  Quest Resource Corp. (a)                                                    37,284
                                          3,000  Ryland Group, Inc.                                                          82,650
                                          7,700  SBA Communications Corp. Class A (a)                                       260,568
                                          2,800  Simpson Manufacturing Co., Inc.                                             74,452
                                            600  Skyline Corp.                                                               17,610
                                          5,400  Standard-Pacific Corp. (f)                                                  18,090
                                          2,000  Texas Industries, Inc.                                                     140,200
                                         10,900  Toll Brothers, Inc. (a)                                                    218,654
                                          5,600  U.S. Concrete, Inc. (a)                                                     18,648
                                            500  UMH Properties, Inc.                                                         5,900
                                          7,100  USG Corp. (a)(f)                                                           254,109
                                          3,100  WCI Communities, Inc. (a)(f)                                                11,718
                                          3,200  WESCO International, Inc. (a)                                              126,848
                                          3,800  Walter Industries, Inc.                                                    136,534
                                          5,300  Westell Technologies, Inc. Class A (a)                                       7,657
                                                                                                                      --------------
                                                                                                                          4,923,455
------------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.8%                1,700  American Technology Corp. (a)(f)                                             3,621
                                          6,340  Avis Budget Group, Inc. (a)                                                 82,420
                                            800  Bassett Furniture Industries, Inc.                                           7,472
                                          4,400  Champion Enterprises, Inc. (a)                                              41,448
                                          2,900  Compx International, Inc.                                                   42,398

See Notes to Financial Statments.      23

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                            800  Conn's, Inc. (a)(f)                                                  $      13,688
                                          1,000  Design Within Reach, Inc. (a)                                                3,700
                                          1,700  Emerson Radio Corp. (a)                                                      2,210
                                          3,300  Ethan Allen Interiors, Inc.                                                 94,050
                                            200  Flexsteel Industries, Inc.                                                   2,400
                                          5,700  Furniture Brands International, Inc.                                        57,342
                                         36,401  Gemstar-TV Guide International, Inc. (a)                                   173,269
                                          3,000  Genlyte Group, Inc. (a)                                                    285,600
                                          2,220  Griffon Corp. (a)                                                           27,639
                                          1,600  Haverty Furniture Cos., Inc.                                                14,384
                                          2,800  Helen of Troy Ltd. (a)                                                      47,992
                                         23,300  Hertz Global Holdings, Inc. (a)                                            370,237
                                          1,700  Hooker Furniture Corp.                                                      34,170
                                          4,400  Interface, Inc. Class A                                                     71,808
                                          2,800  Kimball International, Inc. Class B                                         38,360
                                            200  Koss Corp.                                                                   3,580
                                          3,100  La-Z-Boy, Inc. (f)                                                          24,583
                                          2,900  Lifetime Brands, Inc. (f)                                                   37,642
                                            500  Mac-Gray Corp. (a)                                                           5,630
                                          4,864  Mohawk Industries, Inc. (a)                                                361,882
                                            400  National Presto Industries, Inc.                                            21,064
                                          7,500  RSC Holdings, Inc. (a)                                                      94,125
                                          4,505  Restoration Hardware, Inc. (a)                                              29,598
                                          1,700  Rockford Corp. (a)(f)                                                        3,077
                                          6,100  Sealy Corp. (f)                                                             68,259
                                          5,850  Select Comfort Corp. (a)(f)                                                 41,009
                                          2,800  Stanley Furniture Co., Inc.                                                 33,600
                                          1,600  Sturm Ruger & Co., Inc. (a)                                                 13,248
                                          5,400  Tempur-Pedic International, Inc. (f)                                       140,238
                                          2,890  Toro Co.                                                                   157,332
                                          6,600  United Rentals, Inc. (a)                                                   121,176
                                            642  Virco Manufacturing Corp.                                                    4,622
                                                                                                                      --------------
                                                                                                                          2,574,873
------------------------------------------------------------------------------------------------------------------------------------
Containers - 0.6%                        11,600  Crown Holdings, Inc. (a)                                                   297,540
                                         14,700  Graphic Packaging Corp. (a)                                                 54,243
                                          3,300  Greif, Inc.                                                                215,721
                                          4,000  Mobile Mini, Inc. (a)                                                       74,160
                                         11,400  Owens-Illinois, Inc. (a)                                                   564,300
                                          2,700  Silgan Holdings, Inc.                                                      140,238
                                          7,000  Sonoco Products Co.                                                        228,760
                                          8,500  Temple-Inland, Inc.                                                        177,225
                                          5,000  Textainer Group Holdings Ltd.                                               72,650
                                          4,600  Trimas Corp. (a)                                                            48,714
                                                                                                                      --------------
                                                                                                                          1,873,551
------------------------------------------------------------------------------------------------------------------------------------
Domestic Oil - 4.2%                       8,900  Abraxas Petroleum Corp. (a)                                                 34,354

See Notes to Financial Statments.      24

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          3,200  Alon USA Energy, Inc.                                                $      86,976
                                          8,000  American Oil & Gas, Inc. (a)                                                46,400
                                          2,500  Arena Resources, Inc. (a)                                                  104,275
                                          1,933  Atlas America, Inc.                                                        114,395
                                          4,000  Atlas Energy Resources LLC (f)                                             124,360
                                          2,700  Atlas Pipeline Holdings LP                                                  73,575
                                          3,000  BPZ Resources, Inc. (a)                                                     33,540
                                          1,800  Basic Energy Services, Inc. (a)                                             39,510
                                          3,100  Bill Barrett Corp. (a)                                                     129,797
                                          3,600  Bois d'Arc Energy, Inc. (a)                                                 71,460
                                            400  Bolt Technology Corp. (a)                                                   15,192
                                          4,400  BreitBurn Energy Partners LP                                               127,160
                                         11,000  CNX Gas Corp. (a)                                                          351,450
                                          1,000  Callon Petroleum Co. (a)                                                    16,450
                                          2,000  Carrizo Oil & Gas, Inc. (a)                                                109,500
                                          1,600  Clayton Williams Energy, Inc. (a)                                           49,856
                                          3,200  Clean Energy Fuels Corp. (a)                                                48,448
                                          2,600  Comstock Resources, Inc. (a)                                                88,400
                                          5,500  Concho Resources, Inc. (a)                                                 113,355
                                         12,200  Continental Resources, Inc. (a)                                            318,786
                                          3,200  Crosstex Energy LP (f)                                                      99,264
                                          4,735  Delta Petroleum Corp. (a)                                                   89,255
                                         10,100  Diamond Offshore Drilling, Inc.                                          1,434,200
                                          1,300  Dorchester Minerals LP                                                      26,169
                                          6,200  Dresser-Rand Group, Inc. (a)                                               242,110
                                            100  EV Energy Partner LP                                                         3,250
                                          6,200  EXCO Resources, Inc. (a)                                                    95,976
                                          2,200  Edge Petroleum Corp. (a)                                                    13,046
                                          1,462  Enbridge Energy Management LLC (a)                                          76,512
                                          6,600  Enbridge Energy Partners LP                                                333,564
                                          3,800  Encore Acquisition Co. (a)                                                 126,806
                                          3,300  Encore Energy Partners LP (f)                                               59,400
                                         12,100  Endeavour International Corp. (a)                                           16,214
                                          2,326  Energy Partners Ltd. (a)                                                    27,470
                                         16,200  Energy Transfer Equity LP                                                  570,726
                                          5,900  FX Energy, Inc. (a)                                                         33,512
                                          7,500  Frontier Oil Corp.                                                         304,350
                                          1,300  GMX Resources Inc. (a)(f)                                                   41,964
                                          5,100  Gasco Energy, Inc. (a)                                                      10,098
                                          1,500  Geokinetics, Inc. (a)                                                       29,175
                                          8,530  Global Industries Ltd. (a)                                                 182,713
                                          2,130  Gulf Island Fabrication, Inc.                                               67,542
                                          1,600  Gulfmark Offshore, Inc. (a)                                                 74,864
                                          3,700  Harvest Natural Resources, Inc. (a)                                         46,250
                                          6,684  Helix Energy Solutions Group, Inc. (a)                                     277,386

See Notes to Financial Statments.      25

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          6,400  Hercules Offshore, Inc. (a)                                          $     152,192
                                          1,800  Hiland Holdings GP LP                                                       48,582
                                            100  Hiland Partners LP                                                           5,055
                                          4,000  Holly Corp.                                                                203,560
                                          1,200  Inergy Holdings LP                                                          51,876
                                          8,500  Key Energy Services, Inc. (a)                                              122,315
                                            700  Legacy Reserves LP                                                          14,427
                                          8,000  Linn Energy LLC (f)                                                        200,240
                                          4,800  Magellan Midstream Partners LP                                             208,128
                                          5,499  Mariner Energy, Inc. (a)                                                   125,817
                                          2,000  MarkWest Energy Partners LP (f)                                             67,560
                                          1,900  Matrix Service Co. (a)                                                      41,458
                                          3,700  McMoRan Exploration Co. (a)                                                 48,433
                                          5,100  Meridian Resource Corp. (a)                                                  9,231
                                          9,098  Newfield Exploration Co. (a)                                               479,465
                                          3,600  Nustar Energy LP                                                           191,880
                                            800  OYO Geospace Corp. (a)                                                      60,288
                                         11,010  Patterson-UTI Energy, Inc.                                                 214,915
                                         12,201  PetroHawk Energy Corp. (a)                                                 211,199
                                          3,600  Petroquest Energy, Inc. (a)                                                 51,480
                                          8,475  Pioneer Natural Resources Co.                                              413,919
                                          7,919  Plains Exploration & Production Co. (a)                                    427,626
                                         11,700  Pride International, Inc. (a)                                              396,630
                                          5,580  Quicksilver Resources, Inc. (a)                                            332,512
                                          9,600  Ram Energy Resources, Inc. (a)                                              48,192
                                          5,300  Rosetta Resources, Inc. (a)                                                105,099
                                          4,600  St. Mary Land & Exploration Co.                                            177,606
                                          1,979  Stone Energy Corp. (a)                                                      92,835
                                          2,400  Suburban Propane Partners LP                                                97,392
                                          1,700  Sunoco Logistics Partners LP (f)                                            85,357
                                          5,726  Superior Energy Services, Inc. (a)                                         197,089
                                          3,600  Superior Offshore International, Inc. (a)                                   18,072
                                          3,100  Superior Well Services, Inc. (a)                                            65,782
                                          9,000  Syntroleum Corp. (a)(f)                                                      7,560
                                          6,500  TEPPCO Partners LP                                                         249,145
                                          5,300  Teekay Corp.                                                               282,013
                                          1,400  Teekay Offshore Partners LP                                                 35,406
                                          2,100  Transmontaigne Partners LP                                                  59,619
                                          4,500  Tri-Valley Corp. (a)(f)                                                     33,300
                                         11,100  Ultra Petroleum Corp. (a)                                                  793,650
                                          1,300  Union Drilling, Inc. (a)                                                    20,501
                                          4,400  Vaalco Energy, Inc. (a)                                                     20,460
                                          5,200  W&T Offshore, Inc.                                                         155,792
                                          4,200  Warren Resources, Inc. (a)                                                  59,346
                                          5,000  Western Refining, Inc.                                                     121,050

See Notes to Financial Statments.      26

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          2,800  Whiting Petroleum Corp. (a)                                          $     161,448
                                                                                                                      --------------
                                                                                                                         13,344,557
------------------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine - 9.9%                   2,200  ABX Holdings, Inc. (a)                                                       9,196
                                          1,200  AMAG Pharmaceuticals, Inc. (a)                                              72,156
                                          3,500  AMERIGROUP Corp. (a)                                                       127,575
                                         11,652  APP Pharmaceuticals, Inc. (a)                                              119,666
                                          3,800  ARYx Therapeutics, Inc. (a)                                                 29,450
                                            900  ATS Medical, Inc. (a)                                                        1,989
                                          7,050  AVANIR Pharmaceuticals Class A (a)                                           8,883
                                          3,100  AVI BioPharma, Inc. (a)(f)                                                   4,371
                                          1,500  Abaxis, Inc. (a)                                                            53,790
                                          1,100  Abiomed, Inc. (a)                                                           17,094
                                          2,913  The Abraxis Bioscience, Inc. (a)                                           200,327
                                          4,200  Acadia Pharmaceuticals, Inc. (a)                                            46,494
                                          1,600  Accelrys, Inc. (a)                                                          12,048
                                          5,200  Accuray, Inc. (a)                                                           79,144
                                          2,500  Acorda Therapeutics, Inc. (a)                                               54,900
                                          3,100  Adams Respiratory Therapeutics, Inc. (a)                                   185,194
                                          3,400  Adolor Corp. (a)                                                            15,640
                                          4,235  Advanced Medical Optics, Inc. (a)                                          103,884
                                            500  Affymax, Inc. (a)                                                           11,180
                                          1,100  Air Methods Corp. (a)                                                       54,637
                                          2,000  Albany Molecular Research, Inc. (a)                                         28,760
                                          2,700  Alexion Pharmaceuticals, Inc. (a)                                          202,581
                                          3,600  Alexza Pharmaceuticals, Inc. (a)                                            29,124
                                          4,900  Align Technology, Inc. (a)                                                  81,732
                                          7,300  Alkermes, Inc. (a)                                                         113,807
                                              2  Allegro Biodiesel Corp. (a)                                                      0
                                          3,300  Alliance Imaging, Inc. (a)                                                  31,746
                                          6,800  Allos Therapeutics, Inc. (a)                                                42,772
                                          4,045  Allscripts Healthcare Solutions, Inc. (a)                                   78,554
                                          4,500  Alpharma, Inc. Class A (a)                                                  90,675
                                            500  Altus Pharmaceuticals, Inc. (a)                                              2,590
                                          1,867  Amedisys, Inc. (a)                                                          90,587
                                            800  America Service Group, Inc. (a)                                              5,864
                                          1,000  American Dental Partners, Inc. (a)                                          10,030
                                          5,200  American Medical Systems Holdings, Inc. (a)                                 75,192
                                          3,200  Amicus Therapeutics, Inc. (a)                                               34,400
                                          2,200  Amsurg Corp. (a)                                                            59,532
                                          9,800  Amylin Pharmaceuticals, Inc. (a)                                           362,600
                                          1,700  Anadys Pharmaceuticals, Inc. (a)                                             2,737
                                            400  Anesiva, Inc. (a)                                                            2,000
                                          2,890  AngioDynamics, Inc. (a)                                                     55,026
                                          3,100  Animal Health International, Inc. (a)                                       38,130
                                         10,600  Antigenics, Inc. (a)(f)                                                     21,624

See Notes to Financial Statments.      27

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          4,300  Applera Corp. - Celera Genomics Group (a)                            $      68,241
                                          3,100  Apria Healthcare Group, Inc. (a)                                            66,867
                                          1,900  Arcadia Resources, Inc. (a)                                                  1,938
                                          4,240  Arena Pharmaceuticals, Inc. (a)                                             33,199
                                          9,800  Ariad Pharmaceuticals, Inc. (a)                                             41,650
                                          2,430  Arqule, Inc. (a)                                                            14,094
                                          4,300  Array Biopharma, Inc. (a)                                                   36,206
                                          2,000  ArthroCare Corp. (a)(f)                                                     96,100
                                          1,100  Aspect Medical Systems, Inc. (a)                                            15,400
                                            700  AspenBio Pharma, Inc. (a)                                                    5,915
                                          4,800  Assisted Living Concepts, Inc. (a)                                          36,000
                                          8,400  Atherogenics, Inc. (a)(f)                                                    3,192
                                          2,900  Auxilium Pharmaceuticals, Inc. (a)                                          86,971
                                          4,400  Avant Immunotherapeutics, Inc. (a)                                           2,156
                                          1,000  Avigen, Inc. (a)                                                             4,250
                                          1,700  Barrier Therapeutics, Inc. (a)                                               6,698
                                          4,400  Beckman Coulter, Inc.                                                      320,320
                                            900  Bentley Pharmaceuticals, Inc. (a)                                           13,581
                                          1,900  Bio-Reference Labs, Inc. (a)                                                62,092
                                          1,700  BioCryst Pharmaceuticals, Inc. (a)                                          10,506
                                            400  BioForm Medical, Inc. (a)                                                    2,732
                                          6,900  BioMarin Pharmaceuticals, Inc. (a)                                         244,260
                                            400  BioMimetic Therapeutics, Inc. (a)                                            6,948
                                            900  BioSphere Medical, Inc. (a)                                                  4,617
                                            500  Biodel, Inc. (a)                                                            11,615
                                          2,400  Biolase Technology, Inc. (a)                                                 5,664
                                          3,363  Biopure Corp. Class A (a)(f)                                                 2,152
                                          2,596  Bioscript, Inc. (a)                                                         20,067
                                            900  Bradley Pharmaceuticals, Inc. (a)                                           17,730
                                          2,050  CONMED Corp. (a)                                                            47,376
                                          4,300  CV Therapeutics, Inc. (a)                                                   38,915
                                            900  Cadence Pharmaceuticals, Inc. (a)                                           13,374
                                         16,300  Calypte Biomedical Corp. (a)                                                 1,711
                                          2,100  Cambrex Corp.                                                               17,598
                                            800  Caraco Pharmaceutical Laboratories Ltd. (a)                                 13,720
                                          3,210  Cardiac Science Corp. (a)                                                   25,969
                                          2,900  Cardica, Inc. (a)                                                           29,522
                                          2,900  CardioDynamics International Corp. (a)                                       1,163
                                          1,476  Cardiotech International, Inc. (a)                                           1,004
                                          3,950  Cell Therapeutics, Inc. (a)(f)                                               7,426
                                          3,100  Centene Corp. (a)                                                           85,064
                                          4,700  Cephalon, Inc. (a)                                                         337,272
                                          1,400  Cerus Corp. (a)                                                              9,114
                                          4,792  Charles River Laboratories International, Inc. (a)                         315,314
                                         11,200  Clarient, Inc. (a)                                                          22,176

See Notes to Financial Statments.      28

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                            687  Clinical Data, Inc.                                                  $      15,286
                                          3,400  Collagenex Pharmaceuticals, Inc. (a)                                        32,470
                                          7,400  Columbia Laboratories, Inc. (a)                                             16,798
                                          6,500  Community Health Systems, Inc. (a)                                         239,590
                                          3,400  Conceptus, Inc. (a)                                                         65,416
                                          3,143  The Cooper Cos., Inc.                                                      119,434
                                          1,500  Corvel Corp. (a)                                                            34,530
                                          2,400  Cougar Biotechnology, Inc. (a)                                              78,480
                                          4,500  Covance, Inc. (a)                                                          389,790
                                          2,000  CryoLife, Inc. (a)                                                          15,900
                                          4,000  Cubist Pharmaceuticals, Inc. (a)                                            82,040
                                          3,300  Curis, Inc. (a)                                                              3,234
                                            900  Cutera, Inc. (a)                                                            14,130
                                          1,500  Cyberonics, Inc. (a)(f)                                                     19,740
                                            900  Cynosure, Inc. Class A (a)                                                  23,814
                                          4,300  Cypress Bioscience, Inc. (a)                                                47,472
                                         10,200  CytRx Corp. (a)(f)                                                          28,866
                                            930  Cytogen Corp. (a)                                                              484
                                          1,700  Cytokinetics, Inc. (a)                                                       8,041
                                          7,800  DaVita, Inc. (a)                                                           439,530
                                          1,400  Datascope Corp.                                                             50,960
                                            900  Daxor Corp.                                                                 13,167
                                          9,030  Dendreon Corp. (a)(f)                                                       56,167
                                         10,800  Dentsply International, Inc.                                               486,216
                                          8,100  Depomed, Inc. (a)(f)                                                        26,406
                                          4,400  DexCom, Inc. (a)                                                            38,852
                                          1,300  Dialysis Corp. of America (a)                                               11,050
                                         10,100  Discovery Laboratories, Inc. (a)                                            21,715
                                          7,800  Durect Corp. (a)                                                            50,154
                                          1,300  Dusa Pharmaceuticals, Inc. (a)(f)                                            2,691
                                              4  Dynacq Healthcare, Inc. (a)                                                     15
                                          4,700  Dynavax Technologies Corp. (a)                                              23,876
                                          2,100  E-Z-EM, Inc. (a)                                                            43,533
                                          7,566  EPIX Pharmaceuticals, Inc. (a)                                              29,810
                                          4,100  Edwards Lifesciences Corp. (a)                                             188,559
                                            700  Emergency Medical Services Corp. (a)                                        20,496
                                            600  Emergent Biosolutions, Inc. (a)                                              3,036
                                          2,100  Emeritus Corp. (a)                                                          52,815
                                          4,800  Emisphere Technologies, Inc. (a)                                            13,104
                                          9,400  Endo Pharmaceuticals Holdings, Inc. (a)                                    250,698
                                          6,200  Endologix, Inc. (a)                                                         17,360
                                          4,300  Entremed, Inc. (a)                                                           5,160
                                          1,373  Enzo Biochem, Inc. (a)                                                      17,492
                                          4,700  Enzon Pharmaceuticals, Inc. (a)                                             44,791
                                            673  EpiCept Corp. (a)                                                              868

See Notes to Financial Statments.      29

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                            725  Escalon Medical Corp. (a)                                            $       2,581
                                          7,183  ev3, Inc. (a)                                                               91,296
                                          1,600  Exact Sciences Corp. (a)                                                     5,152
                                            700  Exactech, Inc. (a)                                                          14,525
                                          3,000  FGX International Holdings Ltd. (a)                                         35,550
                                            692  Fonar Corp. (a)                                                              3,598
                                          3,600  GTx, Inc. (a)(f)                                                            51,660
                                          3,800  Gen-Probe, Inc. (a)                                                        239,134
                                            900  GenVec, Inc. (a)                                                             1,323
                                            566  Genaera Corp. (a)                                                            1,138
                                          1,900  Gene Logic, Inc. (a)                                                         1,558
                                          1,060  Genelabs Technologies, Inc. (a)                                              1,293
                                         76,140  Genentech, Inc. (a)                                                      5,106,710
                                          2,100  Genitope Corp. (a)(f)                                                        1,554
                                          2,700  Genomic Health, Inc. (a)                                                    61,128
                                            500  Genoptix, Inc. (a)                                                          15,350
                                          1,300  Genta, Inc. (a)                                                                663
                                          3,800  Geron Corp. (a)(f)                                                          21,584
                                          1,200  Greatbatch, Inc. (a)                                                        23,988
                                          1,800  HMS Holdings Corp. (a)                                                      59,778
                                          1,800  Haemonetics Corp. (a)                                                      113,436
                                          7,300  Halozyme Therapeutics, Inc. (a)                                             51,903
                                          1,800  Hansen Medical, Inc. (a)(f)                                                 53,892
                                          5,400  Health Grades Inc. (a)                                                      32,130
                                         17,180  Health Management Associates, Inc. Class A                                 102,736
                                          7,780  Health Net, Inc. (a)                                                       375,774
                                          4,000  HealthExtras, Inc. (a)                                                     104,320
                                          5,400  HealthSouth Corp. (a)                                                      113,400
                                          4,300  HealthSpring, Inc. (a)                                                      81,915
                                          1,900  HealthTronics, Inc. (a)                                                      8,721
                                          3,077  Healthcare Services Group, Inc.                                             65,171
                                          2,600  Healthways, Inc. (a)                                                       151,944
                                          1,300  Hemispherx Biopharma, Inc. (a)                                               1,027
                                          6,300  Henry Schein, Inc. (a)                                                     386,820
                                          5,000  Herbalife Ltd.                                                             201,400
                                            775  Hi-Tech Pharmacal Co., Inc. (a)                                              7,525
                                          4,345  Hillenbrand Industries, Inc.                                               242,147
                                          2,300  Hollis-Eden Pharmaceuticals, Inc. (a)                                        3,611
                                          8,768  Hologic, Inc. (a)                                                          601,835
                                          4,600  Hooper Holmes, Inc. (a)                                                      7,912
                                          9,700  Human Genome Sciences, Inc. (a)                                            101,268
                                          2,900  Hydron Technologies, Inc. (a)                                                  209
                                          2,700  I-Flow Corp. (a)(f)                                                         42,606
                                          1,600  ICU Medical, Inc. (a)                                                       57,616
                                          2,100  II-VI, Inc. (a)                                                             64,155

See Notes to Financial Statments.      30

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          4,500  Idexx Laboratories, Inc. (a)                                         $     263,835
                                          6,321  ImClone Systems, Inc. (a)                                                  271,803
                                          5,037  Immucor, Inc. (a)                                                          171,208
                                          4,000  Immunicon Corp. (a)(f)                                                       3,320
                                          2,900  ImmunoGen, Inc. (a)                                                         12,035
                                          8,300  Immunomedics, Inc. (a)                                                      19,256
                                          6,000  Incyte Corp. (a)                                                            60,300
                                          9,200  Indevus Pharmaceuticals, Inc. (a)                                           63,940
                                          4,200  Insmed, Inc. (a)                                                             3,465
                                          6,400  Inspire Pharmaceuticals, Inc. (a)                                           38,272
                                          1,000  Insulet Corp. (a)                                                           23,480
                                          1,900  Integra LifeSciences Holdings Corp. (a)                                     79,667
                                          4,500  InterMune, Inc. (a)                                                         59,985
                                          2,600  Introgen Therapeutics, Inc. (a)(f)                                           7,618
                                          2,750  Intuitive Surgical, Inc. (a)                                               892,375
                                          1,900  Invacare Corp.                                                              47,880
                                          5,275  Inverness Medical Innovations, Inc. (a)                                    296,350
                                          6,300  Isis Pharmaceuticals, Inc. (a)(f)                                           99,225
                                          6,200  Ista Pharmaceuticals, Inc. (a)(f)                                           30,380
                                            700  Javelin Pharmaceuticals, Inc. (a)                                            2,618
                                            500  Jazz Pharmaceuticals, Inc. (a)                                               7,350
                                          2,900  K-V Pharmaceutical Co. Class A (a)                                          82,766
                                          1,000  Kendle International, Inc. (a)                                              48,920
                                          1,900  Kensey Nash Corp. (a)                                                       56,848
                                          2,690  Kindred Healthcare, Inc. (a)                                                67,196
                                          5,115  Kinetic Concepts, Inc. (a)                                                 273,959
                                          1,700  Kosan Biosciences, Inc. (a)                                                  6,120
                                          2,250  LCA-Vision, Inc. (f)                                                        44,932
                                          2,500  LHC Group, Inc. (a)                                                         62,450
                                          5,540  La Jolla Pharmaceutical Co. (a)                                             21,717
                                          1,210  Lakeland Industries, Inc. (a)                                               13,879
                                            400  Landauer, Inc.                                                              20,740
                                            300  Langer, Inc. (a)                                                               771
                                            800  Lectec Corp. (a)                                                             1,200
                                          2,800  Lexicon Genetics, Inc. (a)                                                   8,484
                                          2,400  LifeCell Corp. (a)                                                         103,464
                                          4,045  LifePoint Hospitals, Inc. (a)                                              120,298
                                            700  Lifecore Biomedical, Inc. (a)                                               10,115
                                          8,200  Ligand Pharmaceuticals, Inc. Class B                                        39,606
                                          5,700  Lincare Holdings, Inc. (a)                                                 200,412
                                            200  MAP Pharmaceuticals, Inc. (a)                                                3,502
                                          1,800  MEDTOX Scientific, Inc. (a)                                                 32,526
                                          6,440  MGI Pharma, Inc. (a)                                                       261,013
                                          2,779  Magellan Health Services, Inc. (a)                                         129,585
                                          7,600  MannKind Corp. (a)(f)                                                       60,496

See Notes to Financial Statments.      31

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          3,100  Mannatech, Inc. (f)                                                  $      19,592
                                          2,200  Martek Biosciences Corp. (a)(f)                                             65,076
                                          3,900  Masimo Corp. (a)                                                           153,855
                                          3,100  MedAssets, Inc. (a)                                                         74,214
                                          1,500  MedCath Corp. (a)                                                           36,840
                                          9,100  Medarex, Inc. (a)                                                           94,822
                                            900  Medical Action Industries, Inc. (a)                                         18,765
                                          5,170  Medicines Co. (a)                                                           99,057
                                          3,900  Medicis Pharmaceutical Corp. Class A                                       101,283
                                          2,100  Medifast, Inc. (a)(f)                                                       10,185
                                          2,030  Medis Technologies Ltd. (a)(f)                                              31,323
                                          3,200  Medivation, Inc.                                                            46,080
                                            100  Memory Pharmaceuticals Corp. (a)                                                57
                                          2,400  Mentor Corp. (f)                                                            93,840
                                          2,125  Meridian Bioscience, Inc.                                                   63,920
                                          1,568  Merit Medical Systems, Inc. (a)                                             21,795
                                          2,600  Metabolix, Inc. (a)                                                         61,880
                                            300  Metropolitan Health Networks, Inc. (a)                                         717
                                            533  Micromet, Inc. (a)                                                           1,098
                                          2,200  Micrus Endovascular Corp. (a)                                               43,296
                                          1,400  MiddleBrook Pharmaceuticals, Inc. (a)                                        1,680
                                         22,638  Millennium Pharmaceuticals, Inc. (a)                                       339,117
                                          2,100  Mine Safety Appliances Co.                                                 108,927
                                            400  Molecular Insight Pharmaceuticals, Inc. (a)                                  3,624
                                          2,000  Molina Healthcare, Inc. (a)                                                 77,400
                                          1,900  Momenta Pharmaceuticals, Inc. (a)                                           13,566
                                         13,060  Monogram Biosciences, Inc. (a)                                              18,937
                                          3,200  Myriad Genetics, Inc. (a)                                                  148,544
                                          4,800  NBTY, Inc. (a)                                                             131,520
                                          3,440  NPS Pharmaceuticals, Inc. (a)                                               13,175
                                          3,500  Nabi Biopharmaceuticals (a)                                                 12,635
                                            150  National Dentex Corp. (a)                                                    2,418
                                            400  National Healthcare Corp.                                                   20,680
                                          2,400  Natus Medical, Inc. (a)                                                     46,440
                                          9,400  Nektar Therapeutics (a)                                                     63,074
                                          4,486  Neopharm, Inc. (a)                                                           2,602
                                          1,900  Neose Technologies, Inc. (a)                                                 2,033
                                          5,945  Neurocrine Biosciences, Inc. (a)                                            26,990
                                          2,600  Neurogen Corp. (a)                                                           8,970
                                          1,700  Neurometrix, Inc. (a)(f)                                                    15,640
                                          3,000  Northfield Laboratories, Inc. (a)(f)                                         3,090
                                         15,100  Nova Biosource Fuels, Inc. (a)                                              43,790
                                          4,000  Novacea, Inc. (a)                                                           11,920
                                          3,500  Novavax, Inc. (a)                                                           11,655
                                          3,500  Noven Pharmaceuticals, Inc. (a)                                             48,580
                                          2,500  NuVasive, Inc. (a)                                                          98,800

See Notes to Financial Statments.      32

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          1,400  Nutraceutical International Corp. (a)                                $      18,550
                                         10,221  Nuvelo, Inc. (a)(f)                                                         18,704
                                          3,700  NxStage Medical, Inc. (a)                                                   56,129
                                          4,167  OSI Pharmaceuticals, Inc. (a)                                              202,141
                                          2,800  Obagi Medical Products, Inc. (a)                                            51,212
                                          3,850  Odyssey HealthCare, Inc. (a)                                                42,581
                                          7,900  Omnicare, Inc.                                                             180,199
                                          1,600  Omrix Biopharmaceuticals, Inc. (a)                                          55,584
                                          3,900  Onyx Pharmaceuticals, Inc. (a)                                             216,918
                                          8,100  Opko Health, Inc. (a)(f)                                                    23,085
                                          4,775  OraSure Technologies, Inc. (a)                                              42,450
                                            900  Orexigen Therapeutics, Inc. (a)                                             12,825
                                          1,200  Orthofix International NV (a)                                               69,564
                                          4,100  Orthologic Corp. (a)                                                         5,535
                                          5,920  Orthovita, Inc. (a)                                                         20,661
                                            550  Oscient Pharmaceuticals Corp. (a)                                              743
                                          1,300  Osiris Therapeutics, Inc. (a)(f)                                            15,626
                                          3,300  Osteotech, Inc. (a)                                                         25,806
                                          2,400  Owens & Minor, Inc.                                                        101,832
                                          8,300  PDL BioPharma, Inc. (a)                                                    145,416
                                          4,700  PSS World Medical, Inc. (a)                                                 91,979
                                          4,500  Pain Therapeutics, Inc. (a)                                                 47,700
                                         11,006  Panacos Pharmaceuticals, Inc. (a)                                            8,695
                                          2,400  Par Pharmaceutical Cos., Inc. (a)                                           57,600
                                          2,000  Parexel International Corp. (a)                                             96,600
                                          3,500  Pediatrix Medical Group, Inc. (a)                                          238,525
                                          4,600  Penwest Pharmaceuticals Co. (a)                                             26,910
                                         20,800  Peregrine Pharmaceuticals, Inc. (a)(f)                                       7,904
                                          6,600  Perrigo Co.                                                                231,066
                                          3,700  PetMed Express, Inc. (a)                                                    44,770
                                          4,123  PharMerica Corp. (a)                                                        57,227
                                          8,400  Pharmaceutical Product Development, Inc.                                   339,108
                                            700  Pharmacopeia Drug Discovery, Inc. (a)                                        3,339
                                          2,290  Pharmacyclics, Inc. (a)                                                      3,321
                                            200  Pharmasset, Inc. (a)                                                         2,700
                                          3,000  Pharmion Corp. (a)                                                         188,580
                                          1,140  Pharmos Corp. (a)                                                              371
                                          3,600  Pozen, Inc. (a)(f)                                                          43,200
                                          2,500  Prestige Brands Holdings, Inc. (a)                                          18,700
                                          2,400  Progenics Pharmaceuticals, Inc. (a)                                         43,368
                                            800  ProxyMed, Inc. (a)                                                           2,136
                                            125  Psychemedics Corp.                                                           2,006
                                          3,832  Psychiatric Solutions, Inc. (a)                                            124,540
                                          2,700  QMed, Inc. (a)                                                                 380
                                          8,400  Questcor Pharmaceuticals, Inc. (a)                                          48,468
                                          1,900  Quidel Corp. (a)                                                            36,993

See Notes to Financial Statments.      33

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                            700  RadNet, Inc. (a)                                                     $       7,105
                                          2,500  Radiation Therapy Services, Inc. (a)                                        77,275
                                          1,600  Regeneration Technologies, Inc. (a)                                         13,888
                                          4,800  Regeneron Pharmaceuticals, Inc. (a)                                        115,920
                                          2,400  RehabCare Group, Inc. (a)                                                   54,144
                                          1,600  Reliv International, Inc.                                                   13,104
                                          1,800  Renovis, Inc. (a)                                                            5,454
                                          1,200  Res-Care, Inc. (a)                                                          30,192
                                          5,300  ResMed, Inc. (a)                                                           278,409
                                          5,500  Respironics, Inc. (a)                                                      360,140
                                          1,300  Retractable Technologies, Inc. (a)                                           1,950
                                          1,665  Rigel Pharmaceuticals, Inc. (a)                                             42,274
                                          2,200  Rochester Medical Corp. (a)                                                 24,508
                                          3,403  Salix Pharmaceuticals Ltd. (a)(f)                                           26,816
                                          4,200  Sangamo Biosciences, Inc. (a)(f)                                            54,978
                                          2,700  Santarus, Inc. (a)                                                           7,425
                                          3,784  Savient Pharmaceuticals, Inc. (a)                                           86,918
                                          5,700  Sciclone Pharmaceuticals, Inc. (a)                                          11,742
                                          2,550  Sciele Pharma, Inc. (a)(f)                                                  52,148
                                          6,800  Seattle Genetics, Inc. (a)                                                  77,520
                                          7,755  Sepracor, Inc. (a)                                                         203,569
                                          4,900  Sierra Health Services, Inc. (a)                                           205,604
                                          1,200  Sirtris Pharmaceuticals, Inc. (a)                                           16,428
                                          2,700  Skilled Healthcare Group, Inc. Class A (a)                                  39,501
                                          3,000  Somaxon Pharmaceuticals, Inc. (a)                                           15,630
                                          3,500  Sonic Innovations, Inc. (a)                                                 27,020
                                          2,100  SonoSite, Inc. (a)                                                          70,707
                                          1,900  Sparta Surgical Corp. (a)                                                        0
                                          3,900  Spectranetic Corp. (a)                                                      59,787
                                             16  Spectrum Pharmaceuticals, Inc. (a)                                              44
                                          2,400  Staar Surgical Co. (a)                                                       6,336
                                         10,100  Star Scientific, Inc. (a)                                                    8,040
                                          5,400  StemCells, Inc. (a)(f)                                                       8,100
                                          2,600  Stereotaxis, Inc. (a)                                                       31,772
                                          3,700  Steris Corp.                                                               106,708
                                          2,000  Sucampo Pharmaceuticals, Inc. Class A (a)                                   36,680
                                          3,100  Sun Healthcare Group, Inc. (a)                                              53,227
                                          3,100  Sunrise Senior Living, Inc. (a)                                             95,108
                                          3,130  SuperGen, Inc. (a)                                                          11,425
                                          1,300  SurModics, Inc. (a)(f)                                                      70,551
                                          1,000  Symmetry Medical, Inc. (a)                                                  17,430
                                            900  Synovis Life Technologies, Inc. (a)                                         17,595
                                            900  Synta Pharmaceuticals Corp. (a)                                              6,030
                                          8,500  SyntheMed, Inc. (a)                                                          4,335
                                             50  Synvista Therapeutics, Inc. (a)                                                110
                                            880  Tapestry Pharmaceuticals, Inc. (a)                                             246
                                            850  Targeted Genetics Corp. (a)                                                  1,301

See Notes to Financial Statments.      34

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          2,600  Techne Corp. (a)                                                     $     171,730
                                          8,730  Telik, Inc. (a)(f)                                                          30,293
                                          6,300  Tercica, Inc. (a)(f)                                                        42,714
                                          1,900  Theragenics Corp. (a)                                                        6,802
                                          3,900  Theravance, Inc. (a)                                                        76,050
                                          5,600  Third Wave Technologies, Inc. (a)                                           54,040
                                          3,800  Thoratec Corp. (a)                                                          69,122
                                          7,300  Threshold Pharmaceuticals, Inc. (a)                                          3,869
                                          2,800  Titan Pharmaceuticals, Inc. (a)                                              4,704
                                          4,900  Tomotherapy, Inc. (a)                                                       95,844
                                            375  TorreyPines Therapeutics, Inc. (a)                                             859
                                            900  Transgenomic, Inc. (a)                                                         477
                                            300  Trans1, Inc (a)                                                              4,941
                                          2,900  Trimeris, Inc. (a)(f)                                                       20,242
                                            700  Triple-S Management Corp. (a)                                               14,147
                                            400  Trubion Pharmaceuticals, Inc. (a)                                            4,000
                                            800  US Physical Therapy, Inc. (a)                                               11,496
                                          1,200  USANA Health Sciences, Inc. (a)(f)                                          44,496
                                            400  Uluru, Inc. (a)                                                              1,084
                                          1,500  United Therapeutics Corp. (a)                                              146,475
                                          1,500  Universal Display Corp. (a)(f)                                              31,005
                                          3,700  Universal Health Services, Inc. Class B                                    189,440
                                          1,700  Urologix, Inc. (a)                                                           1,972
                                          1,100  Utah Medical Products, Inc.                                                 32,692
                                          5,840  VCA Antech, Inc. (a)                                                       258,303
                                          5,200  Valeant Pharmaceuticals International (a)                                   62,244
                                          2,000  Vanda Pharmaceuticals, Inc. (a)                                             13,760
                                          3,100  Ventana Medical Systems, Inc. (a)                                          270,413
                                          1,700  Vermillion, Inc. (a)                                                         1,292
                                          9,362  Vertex Pharmaceuticals, Inc. (a)                                           217,479
                                              9  Via Pharmaceuticals, Inc. (a)                                                   22
                                          1,000  Vical, Inc. (a)                                                              4,250
                                          3,300  Vion Pharmaceuticals, Inc. (a)                                               1,818
                                          4,000  ViroPharma, Inc. (a)                                                        31,760
                                          1,600  Virtual Radiologic Corp. (a)                                                32,448
                                          1,205  VistaCare, Inc. Class A (a)                                                  8,736
                                            700  Vital Signs, Inc.                                                           35,784
                                          7,400  Vivus, Inc. (a)                                                             38,332
                                             60  Vnus Medical Technologies, Inc. (a)                                            871
                                          3,200  Volcano Corp. (a)                                                           40,032
                                         18,200  Warner Chilcott Ltd. (a)                                                   322,686
                                          1,900  West Pharmaceutical Services, Inc.                                          77,121
                                          1,700  Wright Medical Group, Inc. (a)                                              49,589
                                         14,800  XOMA Ltd. (a)(f)                                                            50,172
                                            900  XTENT, Inc. (a)                                                              8,874

See Notes to Financial Statments.      35

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          1,500  Xenoport, Inc. (a)                                                   $      83,820
                                          2,700  Zila, Inc. (a)                                                               2,619
                                          2,110  Zoll Medical Corp. (a)                                                      56,379
                                          7,300  ZymoGenetics, Inc. (a)                                                      85,191
                                                                                                                      --------------
                                                                                                                         31,510,925
------------------------------------------------------------------------------------------------------------------------------------
Electronics - 7.2%                        7,300  8x8, Inc. (a)(f)                                                             6,497
                                            100  ACE*COMM Corp. (a)                                                              33
                                          9,200  AMIS Holdings, Inc. (a)                                                     92,184
                                          3,100  APAC Customer Services, Inc. (a)                                             3,534
                                          2,500  ATMI, Inc. (a)                                                              80,625
                                         12,500  AVX Corp.                                                                  167,750
                                          1,200  AXT, Inc. (a)                                                                7,440
                                            400  AZZ Inc. (a)                                                                11,340
                                          1,900  Actel Corp. (a)                                                             25,954
                                          3,000  Acuity Brands, Inc.                                                        135,000
                                          5,400  Acxiom Corp.                                                                63,342
                                          1,300  Advanced Analogic Technologies, Inc. (a)                                    14,664
                                            800  Advanced Battery Technologies, Inc. (a)                                      3,760
                                          2,500  Advanced Energy Industries, Inc. (a)                                        32,700
                                          3,800  Agilysys, Inc.                                                              57,456
                                          1,900  Airvana, Inc. (a)                                                           10,317
                                          1,400  Alliance Fiber Optic Products, Inc. (a)                                      2,800
                                          2,362  Alliant Techsystems, Inc. (a)                                              268,701
                                          5,300  Altair Nanotechnologies, Inc. (a)(f)                                        22,313
                                          3,600  Altra Holdings, Inc. (a)                                                    59,868
                                          1,550  American Physicians Capital, Inc.                                           64,263
                                          1,100  American Science & Engineering, Inc.                                        62,425
                                         12,710  Amkor Technology, Inc. (a)                                                 108,416
                                            600  Ampex Corp. (a)                                                              1,800
                                         12,610  Amphenol Corp. Class A                                                     584,726
                                            100  Amtech Systems, Inc. (a)                                                     1,299
                                          4,400  Anadigics, Inc. (a)                                                         50,908
                                          1,100  Anaren, Inc. (a)                                                            18,139
                                          2,700  Anixter International, Inc. (a)                                            168,129
                                          5,075  Applied Micro Circuits Corp. (a)                                            44,355
                                         10,697  Arris Group, Inc. (a)                                                      106,752
                                          8,800  Arrow Electronics, Inc. (a)                                                345,664
                                            700  Ascent Solar Technologies, Inc. (a)                                         17,402
                                          4,300  Asyst Technologies, Inc. (a)                                                14,018
                                          3,700  Atheros Communications, Inc. (a)                                           112,998
                                         31,900  Atmel Corp. (a)                                                            137,808
                                          2,200  Audiovox Corp. Class A (a)                                                  27,280
                                          3,400  AuthenTec, Inc. (a)                                                         49,402
                                         12,400  Avanex Corp. (a)                                                            12,400
                                          2,956  Avid Technology, Inc. (a)                                                   83,773

See Notes to Financial Statments.      36

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                         10,564  Avnet, Inc. (a)                                                      $     369,423
                                            900  Aware, Inc. (a)                                                              3,771
                                          7,500  Axcelis Technologies, Inc. (a)                                              34,500
                                          1,400  Axsys Technologies, Inc. (a)                                                51,310
                                            400  Badger Meter, Inc.                                                          17,980
                                            600  Bel Fuse, Inc.                                                              17,562
                                          3,000  Belden, Inc.                                                               133,500
                                          2,135  Bell Microproducts, Inc. (a)                                                12,831
                                          4,884  Benchmark Electronics, Inc. (a)                                             86,593
                                          3,200  BigBand Networks, Inc. (a)                                                  16,448
                                         16,400  Bookham, Inc. (a)                                                           39,032
                                          7,282  Brooks Automation, Inc. (a)                                                 96,195
                                          9,300  Bruker BioSciences Corp. (a)                                               123,690
                                          1,800  C&D Technologies, Inc. (a)                                                  11,898
                                          2,770  CMGI, Inc. (a)                                                              36,259
                                          2,200  CTS Corp.                                                                   21,846
                                          1,700  Cabot Microelectronics Corp. (a)                                            61,047
                                         19,100  Cadence Design Systems, Inc. (a)                                           324,891
                                          1,300  CalAmp Corp. (a)                                                             3,614
                                          4,000  California Micro Devices CP (a)                                             18,560
                                          2,385  Caliper Life Sciences, Inc. (a)                                             13,189
                                          2,800  Candela Corp. (a)                                                           15,624
                                          5,300  Captaris, Inc. (a)                                                          22,896
                                          2,400  Cavium Networks, Inc. (a)                                                   55,248
                                          3,900  Cepheid, Inc. (a)                                                          102,765
                                          1,103  Ceva, Inc. (a)                                                              13,423
                                            700  Champion Industries, Inc.                                                    3,164
                                          2,300  Checkpoint Systems, Inc. (a)                                                59,754
                                          9,500  Cirrus Logic, Inc. (a)                                                      50,160
                                          1,300  Cohu, Inc.                                                                  19,890
                                          4,516  CommScope, Inc. (a)                                                        222,232
                                          1,700  Comtech Telecommunications Corp. (a)                                        91,817
                                         27,548  Conexant Systems, Inc. (a)                                                  22,865
                                          5,000  Cox Radio, Inc. Class A (a)                                                 60,750
                                          7,400  Credence Systems Corp. (a)                                                  17,908
                                          5,600  Cree, Inc. (a)(f)                                                          153,832
                                          2,205  Cymer, Inc. (a)                                                             85,841
                                         10,800  Cypress Semiconductor Corp. (a)                                            389,124
                                          3,627  DDi Corp. (a)                                                               20,420
                                          4,000  DSP Group, Inc. (a)                                                         48,800
                                          2,200  DTS, Inc. (a)                                                               56,254
                                          2,900  Daktronics, Inc. (f)                                                        65,453
                                          3,700  Data Domain, Inc. (a)                                                       97,458
                                            100  Dataram Corp.                                                                  331
                                          3,100  DealerTrack Holdings, Inc. (a)                                             103,757

See Notes to Financial Statments.      37

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          2,850  Diodes, Inc. (a)                                                     $      85,699
                                          1,400  Dionex Corp. (a)                                                           116,004
                                          7,900  Dolby Laboratories, Inc. Class A (a)                                       392,788
                                          1,600  Ducommun, Inc. (a)                                                          60,800
                                          1,400  Dynamics Research Corp. (a)                                                 15,148
                                          3,700  EFJ, Inc. (a)                                                               10,138
                                            700  EMS Technologies, Inc. (a)                                                  21,168
                                          4,000  ESS Technology, Inc. (a)                                                     5,320
                                            300  Eagle Test Systems, Inc. (a)                                                 3,834
                                          3,600  Electro Scientific Industries, Inc. (a)                                     71,460
                                          1,700  Electroglas, Inc. (a)                                                        2,856
                                          4,100  Electronics for Imaging, Inc. (a)                                           92,168
                                             20  eMagin Corp. (a)                                                                25
                                          3,700  Emcore Corp. (a)(f)                                                         56,610
                                          1,400  Empire Resources, Inc. (f)                                                   6,398
                                          5,600  Emulex Corp. (a)                                                            91,392
                                          1,000  EndWare Corp. (a)                                                            7,270
                                          2,400  EnerSys (a)                                                                 59,904
                                          4,000  Energizer Holdings, Inc. (a)                                               448,520
                                          2,900  Energy Conversion Devices, Inc. (a)(f)                                      97,585
                                          4,700  Entertainment Distribution Co., Inc. (a)                                     3,149
                                            200  Entropic Communications, Inc. (a)                                            1,456
                                          3,600  Exar Corp. (a)                                                              28,692
                                          1,800  Excel Technology, Inc. (a)                                                  48,780
                                          7,487  Exide Technologies (a)                                                      59,896
                                          3,800  FEI Co. (a)                                                                 94,354
                                          5,300  FSI International, Inc. (a)                                                  9,540
                                          7,700  Fairchild Semiconductor International, Inc. (a)                            111,111
                                          1,600  Faro Technologies, Inc. (a)                                                 43,488
                                          5,700  First Solar, Inc. (a)                                                    1,522,698
                                          9,600  Flir Systems, Inc. (a)                                                     300,480
                                          1,800  Flotek Industries, Inc. (a)                                                 64,872
                                          3,500  Formfactor, Inc. (a)                                                       115,850
                                          4,900  FuelCell Energy, Inc. (a)(f)                                                48,608
                                          2,400  GTC Biotherapeutics, Inc. (a)                                                2,100
                                          3,800  General Cable Corp. (a)                                                    278,464
                                          2,700  Genesis Energy LP                                                           63,450
                                          2,700  Genesis Microchip, Inc. (a)                                                 23,139
                                          4,100  Getty Images, Inc. (a)                                                     118,900
                                          4,200  Glu Mobile, Inc. (a)                                                        21,924
                                          6,300  Harmonic, Inc. (a)                                                          66,024
                                          9,790  Harris Corp.                                                               613,637
                                          1,520  Harvard Bioscience, Inc. (a)                                                 6,962
                                          6,200  Hearst-Argyle Television, Inc.                                             137,082
                                            975  Herley Industries, Inc. (a)                                                 13,406

See Notes to Financial Statments.      38

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                            447  Hifn, Inc. (a)                                                       $       2,557
                                          2,200  Hittite Microwave Corp. (a)                                                105,072
                                          2,700  Hoku Scientific, Inc. (a)(f)                                                30,780
                                          2,600  Houston Wire & Cable Co. (f)                                                36,764
                                            800  Hungarian Telephone & Cable Corp. (a)                                       14,152
                                          1,895  Hutchinson Technology, Inc. (a)                                             49,876
                                          4,700  INVESTools, Inc. (a)                                                        83,378
                                          3,800  IPG Photonics Corp. (a)                                                     75,962
                                          2,600  IRIS International, Inc. (a)                                                51,012
                                          2,400  IXYS Corp. (a)                                                              19,248
                                          5,800  Ikanos Communications, Inc. (a)                                             31,204
                                          3,946  Illumina, Inc. (a)                                                         233,840
                                          6,600  Infinera Corp. (a)                                                          97,944
                                          3,600  Infosonics Corp. (a)                                                         5,148
                                          3,935  Innovex, Inc. (a)                                                            3,305
                                          1,800  Integrated Electrical Services, Inc. (a)                                    33,822
                                          2,170  Integrated Silicon Solutions, Inc. (a)                                      14,365
                                          3,400  InterDigital, Inc. (a)                                                      79,322
                                          4,600  International Rectifier Corp. (a)                                          156,262
                                          9,315  Intersil Corp. Class A                                                     228,031
                                          3,600  Isilon Systems, Inc. (a)                                                    18,288
                                          2,200  Itron, Inc. (a)                                                            211,134
                                          2,600  Ixia (a)                                                                    24,648
                                          1,200  Keithley Instruments, Inc.                                                  11,616
                                          2,800  Kemet Corp. (a)                                                             18,564
                                          4,200  Kopin Corp. (a)                                                             13,272
                                          4,000  Kulicke & Soffa Industries, Inc. (a)                                        27,440
                                            100  LCC International, Inc. Class A (a)                                            180
                                          8,700  Lam Research Corp. (a)                                                     376,101
                                          7,270  Lattice Semiconductor Corp. (a)                                             23,627
                                            900  LeCroy Corp. (a)                                                             8,649
                                          6,100  Leadis Technology, Inc. (a)                                                 17,446
                                            100  Lightpath Technologies, Inc. Class A (a)                                       193
                                          7,600  Limelight Networks, Inc. (a)(f)                                             52,364
                                          2,470  Littelfuse, Inc. (a)                                                        81,411
                                             25  M-Wave, Inc. (a)                                                                36
                                          4,153  MKS Instruments, Inc. (a)                                                   79,488
                                          7,287  MRV Communications, Inc. (a)                                                16,906
                                          1,300  MTS Systems Corp.                                                           55,471
                                         43,000  Marvell Technology Group Ltd. (a)(h)                                       601,140
                                          5,200  Mattson Technology, Inc. (a)                                                44,512
                                          3,300  Maxwell Technologies, Inc. (a)(f)                                           27,291
                                            100  Measurement Specialties, Inc. (a)                                            2,210
                                          1,400  Mercury Computer Systems, Inc. (a)                                          22,554

See Notes to Financial Statments.      39

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          4,600  Methode Electronics, Inc.                                            $      75,624
                                          2,600  Mettler Toledo International, Inc. (a)                                     295,880
                                          5,417  Microsemi Corp. (a)                                                        119,932
                                          2,000  Microtune, Inc. (a)                                                         13,060
                                          1,855  MoSys, Inc. (a)                                                              8,997
                                          1,700  Mobility Electronics, Inc. (a)                                               2,635
                                          3,500  Monolithic Power Systems, Inc. (a)                                          75,145
                                          1,100  Multi-Fineline Electronix, Inc. (a)                                         19,074
                                          2,500  NETGEAR, Inc. (a)                                                           89,175
                                          2,900  NU Horizons Electronics Corp. (a)                                           20,155
                                          4,225  Nanogen, Inc. (a)(f)                                                         1,523
                                          2,000  Nanometrics, Inc. (a)                                                       19,720
                                          3,000  Nanophase Technologies Corp. (a)(f)                                         11,400
                                          3,700  Napco Security Systems, Inc. (a)                                            23,125
                                            320  Neomagic Corp. (a)                                                             995
                                          4,500  NetList, Inc. (a)                                                            9,900
                                          1,500  Netlogic Microsystems, Inc. (a)                                             48,300
                                          5,000  Newport Corp. (a)                                                           63,950
                                         13,335  Nuance Communications, Inc. (a)                                            249,098
                                         21,250  ON Semiconductor Corp. (a)                                                 188,700
                                          2,300  OSI Systems, Inc. (a)                                                       60,881
                                          3,600  Omni Energy Services Corp. (a)                                              17,568
                                          3,900  Omnivision Technologies, Inc. (a)(f)                                        61,035
                                          3,400  OpNext, Inc. (a)                                                            30,090
                                          1,600  Oplink Communications, Inc. (a)                                             24,560
                                            300  PDF Solutions, Inc. (a)                                                      2,703
                                          1,500  PLX Technology, Inc. (a)                                                    13,950
                                         15,800  PMC-Sierra, Inc. (a)                                                       103,332
                                          1,300  Palomar Medical Technologies, Inc. (a)                                      19,916
                                          1,150  Park Electrochemical Corp.                                                  32,476
                                            800  ParkerVision, Inc. (a)(f)                                                   12,656
                                          3,300  Pericom Semiconductor Corp. (a)                                             61,710
                                          1,600  Photon Dynamics, Inc. (a)                                                   13,280
                                          3,300  Pixelworks, Inc. (a)                                                         2,508
                                            900  Planar Systems, Inc. (a)                                                     5,760
                                          2,400  Plantronics, Inc.                                                           62,400
                                          3,000  Plexus Corp. (a)                                                            78,780
                                          1,100  Powell Industries, Inc. (a)                                                 48,477
                                          8,800  Power-One, Inc. (a)                                                         35,112
                                          9,300  Powerwave Technologies, Inc. (a)                                            37,479
                                            400  Preformed Line Products Co.                                                 23,800
                                          8,800  Quantum Corp. (a)                                                           23,672
                                            200  QuickLogic Corp. (a)                                                           660
                                         20,486  RF Micro Devices, Inc. (a)                                                 116,975
                                          3,100  Radisys Corp. (a)                                                           41,540

See Notes to Financial Statments.      40

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          7,600  Rambus, Inc. (a)                                                     $     159,144
                                          1,900  Raven Industries, Inc.                                                      72,941
                                            700  Rex Stores Corp. (a)                                                        11,039
                                            800  Richardson Electronics Ltd.                                                  5,608
                                          2,200  Rofin-Sinar Technologies, Inc. (a)                                         105,842
                                            400  Rubicon Technology, Inc. (a)                                                 9,500
                                          2,928  Rudolph Technologies, Inc. (a)                                              33,145
                                          5,900  SAFLINK Corp. (a)(f)                                                           192
                                            800  SCM Microsystems, Inc. (a)                                                   2,672
                                          4,900  STEC, Inc. (a)                                                              42,826
                                          1,200  Sagemark Cos. Ltd. (a)                                                         204
                                         38,800  Sanmina-SCI Corp. (a)                                                       70,616
                                         38,832  Seagate Technology                                                         990,216
                                          1,100  Semitool, Inc. (a)                                                           9,548
                                          4,400  Semtech Corp. (a)                                                           68,288
                                          1,700  Shoretel, Inc. (a)                                                          23,749
                                          4,100  SiRF Technology Holdings, Inc. (a)                                         103,033
                                            155  Sielox, Inc. (a)                                                                46
                                          5,500  Sigmatel, Inc. (a)                                                          11,605
                                          1,200  Sigmatron International, Inc. (a)                                            8,916
                                            100  Silicon Graphics, Inc. (a)                                                   1,828
                                          4,700  Silicon Image, Inc. (a)                                                     21,244
                                          3,900  Silicon Laboratories, Inc. (a)                                             145,977
                                          6,000  Silicon Storage Technology, Inc. (a)                                        17,940
                                         11,500  Skyworks Solutions, Inc. (a)                                                97,750
                                          2,900  Smart Modular Technologies WWH, Inc. (a)                                    29,522
                                          9,900  Spansion LLC Class A (a)                                                    38,907
                                             52  SpatiaLight, Inc. (a)                                                            1
                                          3,900  Spectrum Brands, Inc. (a)(f)                                                20,787
                                          9,200  Staktek Holdings, Inc. (a)                                                  17,756
                                          1,700  Standard Microsystems Corp. (a)                                             66,419
                                          5,000  Starent Networks Corp. (a)                                                  91,250
                                          6,100  SunPower Corp. Class A (a)(f)                                              795,379
                                          4,800  Super Micro Computer, Inc. (a)                                              36,816
                                            432  Superconductor Technologies, Inc. (a)                                        2,398
                                          1,900  Superior Essex, Inc. (a)                                                    45,600
                                          2,000  Supertex, Inc. (a)                                                          62,580
                                          3,476  Symmetricom, Inc. (a)                                                       16,372
                                          1,900  Synaptics, Inc. (a)                                                         78,204
                                          6,900  Syntax-Brillian Corp. (a)(f)                                                21,252
                                          2,300  TTM Technologies, Inc. (a)                                                  26,818
                                          4,430  Taser International, Inc. (a)                                               63,526
                                          2,100  Technitrol, Inc.                                                            60,018
                                            300  Techwell, Inc. (a)                                                           3,303
                                            841  Tegal Corp. (a)                                                              3,364

See Notes to Financial Statments.      41

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          5,000  Tekelec (a)                                                          $      62,500
                                          3,300  Telkonet, Inc. (a)(f)                                                        2,739
                                             75  Terabeam, Inc. (a)                                                              71
                                          3,400  Tessera Technologies, Inc. (a)                                             141,440
                                          4,165  Thomas & Betts Corp. (a)                                                   204,252
                                            800  Tollgrade Communications, Inc. (a)                                           6,416
                                         21,100  TranSwitch Corp. (a)                                                        18,568
                                            560  Transmeta Corp. (a)                                                          7,650
                                          9,645  TriQuint Semiconductor, Inc. (a)                                            63,946
                                          4,000  Ultra Clean Holdings, Inc. (a)                                              48,800
                                          1,200  Ultralife Batteries, Inc. (a)                                               24,180
                                          1,700  Ultratech, Inc. (a)                                                         19,278
                                            100  Unica Corp. (a)                                                                925
                                            600  Unitil Corp.                                                                17,040
                                         12,500  Valence Technology, Inc. (a)(f)                                             24,750
                                          5,550  Varian Semiconductor Equipment Associates, Inc. (a)                        205,350
                                          2,150  Varian, Inc. (a)                                                           140,395
                                          1,400  Viasat, Inc. (a)                                                            48,202
                                          5,000  Vicor Corp.                                                                 77,950
                                          2,300  Virage Logic Corp. (a)                                                      19,205
                                         11,961  Vishay Intertechnology, Inc. (a)                                           136,475
                                            700  Vocus, Inc. (a)                                                             24,171
                                            300  Volterra Semiconductor Corp. (a)                                             3,309
                                             66  Vyyo, Inc. (a)                                                                 207
                                          3,600  WJ Communications, Inc. (a)                                                  2,664
                                         15,600  Western Digital Corp. (a)                                                  471,276
                                          4,817  Zebra Technologies Corp. Class A (a)                                       167,150
                                          7,424  Zhone Technologies, Inc. (a)                                                 8,686
                                          3,361  Zoran Corp. (a)                                                             75,656
                                                                                                                      --------------
                                                                                                                         22,666,974
------------------------------------------------------------------------------------------------------------------------------------
Energy & Raw Materials - 5.0%             4,000  APCO Argentina, Inc. (f)                                                   109,760
                                            800  Adams Resources & Energy, Inc.                                              20,560
                                          3,600  Alliance Resource Partners LP                                              130,572
                                          4,700  Alpha Natural Resources, Inc. (a)                                          152,656
                                          4,000  Amerigas Partners LP                                                       144,160
                                         10,100  Arch Coal, Inc.                                                            453,793
                                          2,400  Atlas Pipeline Partners LP                                                 102,840
                                          2,200  Atwood Oceanics, Inc. (a)                                                  220,528
                                            600  Barnwell Industries, Inc.                                                    7,416
                                          3,200  Berry Petroleum Co. Class A                                                142,240
                                          9,000  Boardwalk Pipeline Partners LP                                             279,900
                                          7,200  Brigham Exploration Co. (a)                                                 54,144
                                          1,700  Bristow Group, Inc. (a)                                                     96,305
                                          3,700  Bronco Drilling Co., Inc. (a)                                               54,945
                                          3,200  Buckeye GP Holdings LP                                                      90,208

See Notes to Financial Statments.      42

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          3,100  Buckeye Partners LP                                                  $     153,171
                                          2,550  CARBO Ceramics, Inc.                                                        94,860
                                          1,700  CREDO Petroleum Corp. (a)                                                   16,813
                                          7,040  Cabot Oil & Gas Corp. Class A                                              284,205
                                          6,875  Cal Dive International, Inc. (a)                                            91,025
                                          2,300  Calumet Specialty Products Partners LP                                      85,169
                                         15,400  Cameron International Corp. (a)                                            741,202
                                          5,600  Canyon Resources Corp. (a)                                                   2,184
                                          5,816  Cimarex Energy Co.                                                         247,354
                                          2,300  Compass Minerals International, Inc.                                        94,300
                                          3,300  Crosstex Energy, Inc.                                                      122,892
                                          6,054  CVR Energy, Inc. (a)                                                       150,987
                                            600  Dawson Geophysical Co. (a)                                                  42,876
                                         17,100  Denbury Resources, Inc. (a)                                                508,725
                                          1,800  Double Eagle Pete & Mining Co. (a)                                          27,990
                                          2,900  Dril-Quip, Inc. (a)                                                        161,414
                                          7,800  Dune Energy, Inc. (a)                                                       15,990
                                         10,100  Enterprise GP Holdings LP                                                  373,902
                                         31,305  Enterprise Products Partners LP (f)                                        998,003
                                          4,663  Exterran Holdings, Inc. (a)                                                381,433
                                            200  Exterran Partners LP                                                         6,418
                                          9,200  FMC Technologies, Inc. (a)                                                 521,640
                                          4,300  Ferrellgas Partners LP                                                      94,213
                                          6,100  Forest Oil Corp. (a)                                                       310,124
                                          3,300  Foundation Coal Holdings, Inc.                                             173,250
                                          1,300  Furmamite Corp. (a)                                                         15,340
                                          8,100  GeoPetro Resources Co. (a)                                                  28,431
                                          2,500  Goodrich Petroleum Corp. (a)(f)                                             56,550
                                          9,700  Grant Prideco, Inc. (a)                                                    538,447
                                         10,600  Grey Wolf, Inc. (a)                                                         56,498
                                            800  Haynes International, Inc. (a)                                              55,600
                                          4,200  Headwaters, Inc. (a)                                                        49,308
                                          7,300  Helmerich & Payne, Inc.                                                    292,511
                                          1,900  Holly Energy Partners LP                                                    83,125
                                          3,300  ICO Inc. (a)                                                                42,372
                                          4,800  ION Geophysical Corp. (a)                                                   75,744
                                          3,400  Inergy LP                                                                  105,740
                                          2,800  James River Coal Co. (a)(f)                                                 31,304
                                          6,000  John D. Oil & Gas Co. (a)                                                    3,900
                                          7,700  Joy Global, Inc.                                                           506,814
                                         17,900  Kinder Morgan Energy Partners LP                                           966,421
                                          3,700  Kirby Corp. (a)                                                            171,976
                                          1,500  Lufkin Industries, Inc.                                                     85,935
                                          1,600  MAXXAM, Inc. (a)                                                            44,880
                                          5,900  Massey Energy Co.                                                          210,925
                                         16,300  McDermott International, Inc. (a)                                          962,189

See Notes to Financial Statments.      43

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          3,300  NL Industries, Inc. (f)                                              $      37,719
                                            900  Natural Gas Services Group (a)                                              17,649
                                          4,300  Natural Resource Partners LP                                               139,578
                                          5,200  Newpark Resources, Inc. (a)                                                 28,340
                                          3,100  Nustar GP Holdings LLC                                                      88,505
                                          3,100  Oil States International, Inc. (a)                                         105,772
                                          3,000  Parallel Petroleum Corp. (a)                                                52,890
                                          8,400  Parker Drilling Co. (a)                                                     63,420
                                          1,900  Patriot Coal Corp. (a)                                                      79,306
                                          2,700  Penn Virginia Corp.                                                        117,801
                                          2,200  Penn Virginia GP Holdings LP                                                63,008
                                          2,300  Penn Virginia Resource Partners LP                                          56,511
                                          1,080  Petroleum Development Corp. (a)                                             63,860
                                          3,000  Pioneer Drilling Co. (a)                                                    35,640
                                          8,441  Plains All American Pipeline LP                                            438,932
                                          3,212  Quantum Fuel Systems Technologies Worldwide, Inc. (a)                        1,542
                                          1,500  Quest Energy Partners LP (a)                                                22,365
                                            100  RGC Resources, Inc.                                                          3,025
                                            100  Rex Energy Corp. (a)                                                         1,193
                                          1,677  SEACOR Holdings, Inc. (a)                                                  155,525
                                         10,300  SandRidge Energy, Inc. (a)(f)                                              369,358
                                         12,000  Southwestern Energy Co. (a)                                                668,640
                                          1,900  Swift Energy Co. (a)                                                        83,657
                                          2,300  TC PipeLines LP                                                             83,260
                                          4,400  TXCO Resources, Inc. (a)                                                    53,064
                                          3,955  Tidewater, Inc.                                                            216,971
                                         10,300  USEC, Inc. (a)(f)                                                           92,700
                                          3,400  Unit Corp.                                                                 157,250
                                          2,300  Uranium Resources, Inc. (a)                                                 28,704
                                          2,200  W-H Energy Services, Inc. (a)                                              123,662
                                          1,700  Westmoreland Coal Co. (a)                                                   23,630
                                          3,800  Williams Partners LP                                                       148,960
                                          2,900  World Fuel Services Corp.                                                   84,187
                                                                                                                      --------------
                                                                                                                         15,850,801
------------------------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 4.4%                 5,500  AGL Resources, Inc.                                                        207,020
                                          1,100  ATG, Inc. (a)                                                                    0
                                          3,500  Active Power, Inc. (a)(f)                                                    7,700
                                          2,000  Akeena Solar, Inc. (a)                                                      15,660
                                          1,800  Allete, Inc.                                                                71,244
                                          7,800  Alliant Energy Corp.                                                       317,382
                                          1,350  American States Water Co.                                                   50,868
                                          9,317  Aqua America, Inc. (f)                                                     197,520
                                         19,710  Aquila, Inc. (a)                                                            73,518
                                            225  Artesian Resources Corp. Class A                                             4,252
                                          6,400  Atmos Energy Corp.                                                         179,456

See Notes to Financial Statments.      44

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                            200  Atrion Corp.                                                         $      25,500
                                          4,800  Aventine Renewable Energy Holdings, Inc. (a)(f)                             61,248
                                          3,800  Avista Corp.                                                                81,852
                                            200  BIW Ltd.                                                                     4,700
                                          3,600  Basin Water, Inc. (a)(f)                                                    29,772
                                          7,730  Beacon Power Corp. (a)(f)                                                   11,672
                                          5,200  BioFuel Energy Corp. (a)                                                    36,556
                                          2,600  Black Hills Corp.                                                          114,660
                                            900  CH Energy Group, Inc.                                                       40,086
                                          2,400  Cadiz, Inc. (a)                                                             50,400
                                          1,300  California Water Service Group                                              48,126
                                          1,700  Central Vermont Public Service Corp.                                        52,428
                                         11,600  Cheniere Energy Partners LP (f)                                            186,296
                                          1,300  Chesapeake Utilities Corp.                                                  41,405
                                          4,300  Cleco Corp.                                                                119,540
                                          1,900  Comverge, Inc. (a)                                                          59,831
                                            600  Connecticut Water Service, Inc.                                             14,142
                                            600  Contango Oil & Gas Co. (a)                                                  30,534
                                          3,400  Copano Energy LLC Common Units                                             123,590
                                          1,000  DCP Midstream Partners LP (f)                                               45,950
                                          8,035  DPL, Inc.                                                                  238,238
                                            100  Delta Natural Gas Co., Inc.                                                  2,525
                                          3,900  Eagle Rock Energy Partners LP (f)                                           71,292
                                          3,100  El Paso Electric Co. (a)                                                    79,267
                                          5,500  El Paso Pipeline Partners LP (a)                                           137,775
                                          2,400  The Empire District Electric Co.                                            54,672
                                          1,400  EnerNOC, Inc. (a)                                                           68,740
                                          5,100  Energen Corp.                                                              327,573
                                         11,800  Energy East Corp.                                                          321,078
                                         10,600  Energy Transfer Partners LP                                                571,128
                                            200  Energy West, Inc.                                                            2,900
                                            450  EnergySouth, Inc.                                                           26,100
                                          8,580  Equitable Resources, Inc.                                                  457,142
                                          4,700  Evergreen Energy, Inc. (a)(f)                                               10,481
                                            199  Florida Public Utilities Co.                                                 2,338
                                            100  GeoMet, Inc. (a)                                                               520
                                          1,000  Global Partners LP                                                          26,050
                                          6,100  Great Plains Energy, Inc.                                                  178,852
                                          4,820  Hawaiian Electric Industries, Inc.                                         109,751
                                          3,200  IDACORP, Inc.                                                              112,704
                                          1,200  The Laclede Group, Inc.                                                     41,088
                                         12,925  MDU Resources Group, Inc.                                                  356,859
                                          2,500  MGE Energy, Inc.                                                            88,675
                                          4,200  Magellan Midstream Holdings LP                                             112,560
                                          1,300  MarkWest Hydrocarbon, Inc.                                                  81,445

See Notes to Financial Statments.      45

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                            766  Middlesex Water Co.                                                  $      14,516
                                         18,700  Mirant Corp. (a)                                                           728,926
                                          1,900  Mitcham Industries, Inc. (a)                                                39,064
                                         17,460  NRG Energy, Inc. (a)                                                       756,716
                                          7,500  NSTAR                                                                      271,650
                                          5,850  National Fuel Gas Co.                                                      273,078
                                          2,040  New Jersey Resources Corp.                                                 102,041
                                          2,700  NorthWestern Corp.                                                          79,650
                                         10,900  Northeast Utilities Inc.                                                   341,279
                                          1,600  Northwest Natural Gas Co.                                                   77,856
                                          6,500  OGE Energy Corp.                                                           235,885
                                          6,000  ONEOK Partners LP (f)                                                      367,500
                                          7,390  ONEOK, Inc.                                                                330,850
                                          2,900  Ormat Technologies, Inc.                                                   159,529
                                          2,100  Otter Tail Corp.                                                            72,660
                                          4,800  PNM Resources, Inc.                                                        102,960
                                            177  Pennichuck Corp.                                                             4,728
                                          4,900  Piedmont Natural Gas Co.                                                   128,184
                                          2,600  Pike Electric Corp. (a)                                                     43,576
                                          4,500  Portland General Electric Co.                                              125,010
                                          8,500  Puget Energy, Inc.                                                         233,155
                                          4,300  Regency Energy Partners LP                                                 143,491
                                         24,700  Reliant Energy, Inc. (a)                                                   648,128
                                            396  Renegy Holdings, Inc. (a)                                                    2,400
                                          8,300  SCANA Corp.                                                                349,845
                                            600  SJW Corp.                                                                   20,802
                                            600  SMF Energy Corp. (a)                                                           402
                                          3,100  SemGroup Energy Partners LP                                                 89,373
                                         15,500  Sierra Pacific Resources                                                   263,190
                                          1,600  South Jersey Industries, Inc.                                               57,744
                                          8,754  Southern Union Co.                                                         257,017
                                          2,400  Southwest Gas Corp.                                                         71,448
                                          3,671  Southwest Water Co.                                                         45,961
                                          4,200  Spectra Energy Partners LP                                                 100,632
                                          1,100  Star Gas Partners LP (a)                                                     4,367
                                          3,300  Targa Resources Partners LP                                                 97,746
                                          8,600  Transmeridian Exploration, Inc. (a)(f)                                      17,114
                                          7,560  UGI Corp.                                                                  206,010
                                          1,833  UIL Holdings Corp.                                                          67,729
                                          2,500  Unisource Energy Corp.                                                      78,875
                                          4,800  Vectren Corp.                                                              139,248
                                          2,300  Venoco, Inc. (a)                                                            45,839
                                          6,650  VeraSun Energy Corp. (a)(f)                                                101,612
                                          3,500  WGL Holdings, Inc.                                                         114,660
                                          7,025  Westar Energy, Inc.                                                        182,229

See Notes to Financial Statments.      46

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          8,280  Wisconsin Energy Corp.                                               $     403,319
                                                                                                                      --------------
                                                                                                                         13,780,655
------------------------------------------------------------------------------------------------------------------------------------
Food & Agriculture - 2.0%                   400  Alico, Inc.                                                                 14,600
                                          1,300  The Andersons, Inc.                                                         58,240
                                          5,300  B&G Foods, Inc. Class A                                                     54,113
                                            500  Bridgford Foods Corp. (a)                                                    3,250
                                          8,800  Bunge Ltd.                                                               1,024,408
                                          9,800  Burger King Holdings, Inc.                                                 279,398
                                          3,900  CF Industries Holdings, Inc.                                               429,234
                                            200  Cagle's, Inc. Class A (a)                                                    1,630
                                          2,400  Cal-Maine Foods, Inc. (f)                                                   63,672
                                          3,002  Chiquita Brands International, Inc. (a)                                     55,207
                                            400  Coca-Cola Bottling Co. Consolidated                                         23,552
                                            300  Consolidated-Tomoka Land Co.                                                18,804
                                          5,200  Corn Products International, Inc.                                          191,100
                                          1,200  Cuisine Solutions, Inc. (a)                                                  5,160
                                            500  Dairy Mart Convenience Stores, Inc. (a)                                          0
                                          3,500  Darling International, Inc. (a)                                             40,460
                                         14,000  Del Monte Foods Co.                                                        132,440
                                            900  Eden Bioscience Corp. (a)                                                      513
                                            700  Farmer Bros. Co.                                                            16,093
                                            100  Fisher Communications, Inc. (a)                                              3,796
                                          6,018  Flowers Foods, Inc.                                                        140,881
                                          4,500  Fresh Del Monte Produce, Inc. (a)                                          151,110
                                          1,100  Gehl Co. (a)                                                                17,644
                                            600  Golden Enterprises, Inc.                                                     1,776
                                          1,700  Green Mountain Coffee Roasters, Inc. (a)                                    69,190
                                          1,000  Griffin Land & Nurseries, Inc.                                              36,500
                                          2,839  Hain Celestial Group, Inc. (a)                                              90,848
                                          9,786  Hormel Foods Corp.                                                         396,137
                                            812  Imperial Sugar Co. New Shares (f)                                           15,241
                                          2,700  Ingles Markets, Inc. Class A                                                68,553
                                          3,765  Ionatron, Inc. (a)(f)                                                       10,768
                                          2,300  J&J Snack Foods Corp.                                                       71,944
                                          3,919  The J.M. Smucker Co.                                                       201,593
                                            700  John B. Sanfilippo & Son, Inc. (a)                                           5,894
                                          4,200  Jones Soda Co. (a)(f)                                                       31,248
                                          2,200  Lance, Inc.                                                                 44,924
                                          2,700  Lifeway Foods, Inc. (a)(f)                                                  31,941
                                          2,900  MGP Ingredients, Inc.                                                       27,318
                                            400  Maui Land & Pineapple Co., Inc. (a)                                         11,644
                                            700  Monterey Gourmet Foods, Inc. (a)                                             2,240
                                            920  Nash Finch Co.                                                              32,458
                                          1,312  Neogen Corp. (a)                                                            34,834
                                          5,900  NitroMed, Inc. (a)                                                           5,959

See Notes to Financial Statments.      47

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          2,500  The Pantry, Inc. (a)                                                 $      65,325
                                          2,100  Peet's Coffee & Tea, Inc. (a)                                               61,047
                                          9,227  PepsiAmericas, Inc.                                                        307,444
                                          3,800  Performance Food Group Co. (a)                                             102,106
                                          4,500  Pilgrim's Pride Corp.                                                      130,275
                                          1,832  Ralcorp Holdings, Inc. (a)                                                 111,367
                                          1,495  Rocky Mountain Chocolate Factory, Inc.                                      23,741
                                          1,450  Sanderson Farms, Inc.                                                       48,981
                                          4,200  Schiff Nutrition International, Inc.                                        24,108
                                          4,500  The Scotts Miracle-Gro Co.                                                 168,390
                                             90  Seaboard Corp.                                                             132,300
                                            200  Seneca Foods Corp. (a)                                                       4,750
                                          2,200  Smart Balance, Inc. (a)(f)                                                  24,046
                                          9,488  Smithfield Foods, Inc. (a)                                                 274,393
                                            114  SoftBrands, Inc. (a)                                                           205
                                          2,700  Spartan Stores, Inc.                                                        61,695
                                          2,000  Susser Holdings Corp. (a)                                                   41,000
                                            400  Tasty Baking Co.                                                             3,328
                                            600  Tejon Ranch Co. (a)                                                         24,510
                                          6,100  Terra Industries, Inc. (a)                                                 291,336
                                          2,963  Tootsie Roll Industries, Inc.                                               81,245
                                          1,812  TreeHouse Foods, Inc. (a)                                                   41,658
                                          4,700  US BioEnergy Corp. (a)                                                      55,037
                                          3,100  United Natural Foods, Inc. (a)                                              98,332
                                            800  Willamette Valley Vineyards, Inc. (a)                                        5,104
                                          5,300  Winn-Dixie Stores, Inc. (a)                                                 89,411
                                            500  Zanett, Inc. (a)                                                               305
                                            800  Zapata Corp. (a)                                                             5,856
                                                                                                                      --------------
                                                                                                                          6,193,610
------------------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                               8,100  Allied Nevada Gold Corp. (a)                                                50,463
                                          1,200  Aurora Oil & Gas Corp. (a)                                                   1,860
                                          5,400  NGAS Resources, Inc. (a)                                                    30,402
                                          3,135  Royal Gold, Inc.                                                            95,680
                                          9,100  Solitario Resources Corp. (a)                                               48,230
                                         10,400  US Gold Corp. (a)                                                           30,784
                                                                                                                      --------------
                                                                                                                            257,419
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.2%                          1,300  21st Century Holding Co.                                                    17,459
                                          2,600  Affirmative Insurance Holdings, Inc.                                        26,988
                                          5,000  Alfa Corp.                                                                 108,350
                                            544  Alleghany Corp. (a)                                                        218,688
                                          4,400  Allied World Assurance Holdings Ltd.                                       220,748
                                          4,300  AmTrust Financial Services, Inc.                                            59,211
                                          4,100  American Equity Investment Life Holding Co.                                 33,989
                                          8,250  American Financial Group, Inc.                                             238,260
                                          1,900  American National Insurance Co.                                            230,356

See Notes to Financial Statments.      48

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          2,800  Amerisafe, Inc. (a)                                                  $      43,428
                                          5,005  Arch Capital Group Ltd. (a)                                                352,102
                                          2,139  Argo Group International Holdings Ltd. (a)                                  90,116
                                          6,700  Arthur J. Gallagher & Co.                                                  162,073
                                          6,300  Aspen Insurance Holdings Ltd.                                              181,692
                                          4,900  Assured Guaranty Ltd.                                                      130,046
                                            700  Atlantic American Corp. (a)                                                    980
                                         11,000  Axis Capital Holdings Ltd.                                                 428,670
                                            950  Baldwin & Lyons, Inc. Class B                                               26,087
                                          9,800  Brown & Brown, Inc.                                                        230,300
                                         19,729  CNA Financial Corp.                                                        665,262
                                          1,900  CNA Surety Corp. (a)                                                        37,601
                                          5,500  CastlePoint Holdings, Ltd.                                                  66,000
                                          4,700  Commerce Group, Inc.                                                       169,106
                                         13,700  Conseco, Inc. (a)                                                          172,072
                                          3,200  Crawford & Co. Class B                                                      13,280
                                            100  Darwin Professional Underwriters, Inc. (a)                                   2,417
                                          3,550  Delphi Financial Group, Inc. Class A                                       125,244
                                            100  Donegal Group, Inc. Class A                                                  1,717
                                          1,900  Eastern Insurance Holdings, Inc.                                            31,274
                                          2,600  eHealth, Inc. (a)                                                           83,486
                                          1,900  EMC Insurance Group, Inc.                                                   44,973
                                          3,700  Employers Holdings, Inc.                                                    61,827
                                          4,700  Endurance Specialty Holdings Ltd.                                          196,131
                                            700  Enstar Group Ltd. (a)                                                       85,694
                                          3,900  Erie Indemnity Co. Class A                                                 202,371
                                          4,500  Everest Re Group Ltd.                                                      451,800
                                          1,500  FBL Financial Group, Inc. Class A                                           51,795
                                          1,300  FPIC Insurance Group, Inc. (a)                                              55,874
                                         15,264  Fidelity National Title Group, Inc. Class A                                223,007
                                          6,035  First American Corp.                                                       205,914
                                          2,600  First Mercury Financial Corp. (a)                                           63,440
                                            400  First United Corp.                                                           8,044
                                          4,500  Flagstone Reinsurance Holdings Ltd.                                         62,550
                                          5,900  Fremont General Corp. (f)                                                   20,650
                                          4,200  Greenlight Capital Re Ltd. (a)                                              87,318
                                          7,950  HCC Insurance Holdings, Inc.                                               228,006
                                          3,300  The Hanover Insurance Group, Inc.                                          151,140
                                          2,000  Harleysville Group, Inc.                                                    70,760
                                          2,100  Hilb Rogal & Hobbs Co.                                                      85,197
                                          2,400  Horace Mann Educators Corp.                                                 45,456
                                          4,400  IPC Holdings, Ltd.                                                         127,028
                                            720  Independence Holding Co.                                                     9,108
                                          1,200  Infinity Property & Casualty Corp.                                          43,356
                                          6,000  Isolagen, Inc. (a)                                                          15,060

See Notes to Financial Statments.      49

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          1,600  Kansas City Life Insurance Co.                                       $      69,168
                                          1,100  LandAmerica Financial Group, Inc.                                           36,795
                                          1,525  Life Partners Holdings, Inc. (f)                                            42,242
                                            726  Markel Corp. (a)                                                           356,539
                                          4,200  Max Capital Group Ltd.                                                     117,558
                                          3,900  Meadowbrook Insurance Group, Inc. (a)                                       36,699
                                          1,600  Mercer Insurance Group, Inc.                                                28,736
                                          3,700  Mercury General Corp.                                                      184,297
                                          6,900  Montpelier Re Holdings Ltd.                                                117,369
                                            600  NYMAGIC, Inc.                                                               13,878
                                          3,200  National Atlantic Holdings Corp. (a)                                        14,176
                                            500  National Interstate Corp.                                                   16,550
                                          1,000  National Medical Health Card Systems, Inc. (a)                               9,450
                                         10,100  Nationwide Financial Services, Inc. Class A                                454,601
                                            800  Navigators Group, Inc. (a)                                                  52,000
                                          5,200  Odyssey Re Holdings Corp.                                                  190,892
                                         16,412  Old Republic International Corp.                                           252,909
                                          7,200  OneBeacon Insurance Group Ltd.                                             154,800
                                          4,695  PMA Capital Corp. Class A (a)                                               38,593
                                          4,400  The PMI Group, Inc.                                                         58,432
                                          4,000  PartnerRe Ltd.                                                             330,120
                                            250  Penn Treaty American Corp. (a)                                               1,623
                                          5,200  Philadelphia Consolidated Holding Co. (a)                                  204,620
                                          6,500  The Phoenix Cos., Inc.                                                      77,155
                                          2,000  Pico Holdings, Inc. (a)                                                     67,240
                                          4,100  Platinum Underwriters Holdings Ltd.                                        145,796
                                          3,500  Presidential Life Corp.                                                     61,285
                                          2,400  ProAssurance Corp. (a)                                                     131,808
                                          4,900  Protective Life Corp.                                                      200,998
                                          1,700  RLI Corp.                                                                   96,543
                                          4,544  Radian Group, Inc. (f)                                                      53,074
                                          4,500  Reinsurance Group of America, Inc.                                         236,160
                                          5,200  RenaissanceRe Holdings Ltd.                                                313,248
                                            400  SCPIE Holdings, Inc. (a)                                                    10,988
                                          1,800  Safety Insurance Group, Inc.                                                65,916
                                          5,600  Scottish Re Group Ltd. (a)                                                   4,060
                                          2,900  SeaBright Insurance Holdings, Inc. (a)                                      43,732
                                          4,800  Security Capital Assurance Ltd. (f)                                         18,672
                                          3,900  Selective Insurance Group, Inc.                                             89,661
                                          3,500  Stancorp Financial Group, Inc.                                             176,330
                                          2,125  State Auto Financial Corp.                                                  55,888
                                            900  Stewart Information Services Corp.                                          23,481
                                          2,600  Tower Group, Inc.                                                           86,840
                                          4,831  Transatlantic Holdings, Inc.                                               351,069
                                          2,900  Triad Guaranty, Inc. (a)(f)                                                 28,420

See Notes to Financial Statments.      50

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                            300  Unico American Corp.                                                 $       3,075
                                          4,000  United America Indemnity, Ltd. (a)                                          79,680
                                          2,000  United Fire & Casualty Co.                                                  58,180
                                          4,500  Unitrin, Inc.                                                              215,955
                                          5,400  Universal American Financial Corp. (a)                                     138,186
                                            400  Universal Insurance Holdings, Inc.                                           2,964
                                          5,000  Validus Holdings Ltd. (a)                                                  129,900
                                         12,990  W.R. Berkley Corp.                                                         387,232
                                          3,000  WellCare Health Plans, Inc. (a)                                            127,230
                                          2,450  Zenith National Insurance Corp.                                            109,589
                                                                                                                      --------------
                                                                                                                         13,135,903
------------------------------------------------------------------------------------------------------------------------------------
International Oil - 0.1%                  2,600  ATP Oil & Gas Corp. (a)                                                    131,404
                                          4,700  Sulphco, Inc. (f)                                                           24,534
                                                                                                                      --------------
                                                                                                                            155,938
------------------------------------------------------------------------------------------------------------------------------------
Liquor - 0.1%                             1,700  Boston Beer Co., Inc. Class A (a)                                           64,005
                                          2,912  Central European Distribution Corp. (a)                                    169,129
                                          2,760  National Beverage Corp.                                                     22,190
                                            100  Pyramid Breweries, Inc. (a)                                                    245
                                                                                                                      --------------
                                                                                                                            255,569
------------------------------------------------------------------------------------------------------------------------------------
Media - 2.6%                              2,800  ACCO Brands Corp. (a)                                                       44,912
                                          1,000  Acme Communications, Inc.                                                    2,730
                                          2,250  America's Car Mart, Inc. (a)                                                28,238
                                          4,500  Beasley Broadcasting Group, Inc. Class A                                    23,400
                                          6,480  Belo Corp. Class A                                                         113,011
                                         14,100  Blockbuster, Inc. Class A (a)(f)                                            54,990
                                         11,000  CNET Networks, Inc. (a)                                                    100,540
                                             50  CTN Media Group, Inc. (a)                                                        0
                                         22,700  Cablevision Systems Corp. Class A (a)                                      556,150
                                          3,600  Carmike Cinemas, Inc.                                                       26,136
                                         29,000  Charter Communications, Inc. Class A (a)(f)                                 33,930
                                          7,700  Cinemark Holdings, Inc.                                                    130,900
                                         19,200  Citadel Broadcasting Corp. (f)                                              39,552
                                          2,300  Coleman Cable, Inc. (a)                                                     21,735
                                          1,500  Consolidated Graphics, Inc. (a)                                             71,730
                                         11,600  Crown Media Holdings, Inc. Class A (a)(f)                                   75,400
                                          6,665  Cumulus Media, Inc. Class A (a)                                             53,587
                                          2,500  Document Security Systems, Inc. (a)(f)                                      16,225
                                          2,700  Dolan Media Co. (a)                                                         78,759
                                          7,500  DreamWorks Animation SKG, Inc. Class A (a)                                 191,550
                                         32,365  EchoStar Communications Corp. Class A (a)                                1,220,808
                                          6,400  Emmis Communications Corp. Class A (a)                                      24,640
                                          3,000  Entercom Communications Corp.                                               41,070
                                          6,500  Entravision Communications Corp. Class A (a)                                50,895
                                          7,280  Gartner, Inc. Class A (a)                                                  127,837
                                          5,400  GateHouse Media, Inc. (f)                                                   47,412

See Notes to Financial Statments.      51

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          2,920  Gaylord Entertainment Co. (a)                                        $     118,172
                                          2,200  Gray Television, Inc.                                                       17,644
                                             80  iBEAM Broadcasting Corp. (a)                                                     0
                                         10,500  Idearc, Inc.                                                               184,380
                                             20  Intraware, Inc. (a)                                                            103
                                          4,100  John Wiley & Sons, Inc. Class A                                            175,644
                                          4,500  Journal Communications, Inc. Class A                                        40,230
                                          5,200  Journal Register Co.                                                         9,152
                                          2,200  The Knot, Inc. (a)                                                          35,068
                                          3,200  Lee Enterprises, Inc.                                                       46,880
                                         22,941  Liberty Global, Inc. (a)                                                   899,058
                                          3,922  Liberty Global, Inc. Series C (a)                                          143,506
                                          3,200  Lin TV Corp. Class A (a)                                                    38,944
                                          5,300  Live Nation, Inc. (a)                                                       76,956
                                          1,400  Loral Space & Communications Ltd. (a)                                       47,950
                                          3,600  Martha Stewart Living Omnimedia, Inc. Class A (a)                           33,372
                                          6,000  McClatchy Co. Class A (f)                                                   75,120
                                          3,000  Media General, Inc. Class A                                                 63,750
                                          7,700  Mediacom Communications Corp. Class A (a)                                   35,343
                                          3,000  National CineMedia, Inc.                                                    75,630
                                          5,600  Navarre Corp. (a)                                                           11,648
                                          1,400  Network Equipment Technologies, Inc. (a)                                    11,788
                                          4,800  Nexstar Broadcasting Group, Inc. Class A (a)                                43,872
                                         10,600  Palatin Technologies, Inc. (a)                                               2,120
                                          2,100  Playboy Enterprises, Inc. Class B (a)                                       19,152
                                          3,905  Primedia, Inc.                                                              33,193
                                          2,000  Radio One, Inc. Class D (a)                                                  4,740
                                         11,100  Regal Entertainment Group Series A (f)                                     200,577
                                          2,900  Regent Communications, Inc. (a)                                              4,466
                                          1,500  Rewards Network, Inc. (a)                                                    7,455
                                          1,425  Saga Communications, Inc. Class A (a)                                        8,393
                                          1,600  Salem Communications Corp. Class A                                          10,544
                                          2,710  Scholastic Corp. (a)                                                        94,552
                                          6,300  Sinclair Broadcast Group, Inc. Class A                                      51,723
                                          8,630  Source Interlink Cos., Inc. (a)(f)                                          24,854
                                          5,100  Spanish Broadcasting System, Inc. Class A (a)                                9,435
                                          4,980  Sun-Times Media Group, Inc. (a)                                             10,956
                                          7,165  TiVo, Inc. (a)                                                              59,756
                                         71,100  Time Warner Cable, Inc. (a)                                              1,962,360
                                            320  Triple Crown Media, Inc. (a)                                                 1,514
                                            600  United Capital Corp. (a)                                                    14,280
                                          9,900  Univercell Holdings, Inc. (a)                                                   24
                                          2,000  Valassis Communications, Inc. (a)                                           23,380
                                          2,800  ValueVision Media, Inc. Class A (a)                                         17,612
                                          2,100  WPT Enterprises, Inc. (a)(f)                                                 3,591

See Notes to Financial Statments.      52

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          3,600  Westwood One, Inc.                                                   $       7,164
                                          6,900  WorldSpace, Inc. Class A (a)(f)                                             11,592
                                         24,275  XM Satellite Radio Holdings, Inc. Class A (a)                              297,126
                                          2,400  Young Broadcasting, Inc. Class A (a)                                         2,520
                                                                                                                      --------------
                                                                                                                          8,243,426
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous - 0.9%                      4,400  Alliance Holdings GP LP                                                    104,412
                                          1,900  Ceco Environmental Corp. (a)                                                20,862
                                          2,000  Coinstar, Inc. (a)                                                          56,300
                                          4,600  Complete Production Services, Inc. (a)                                      82,662
                                          4,600  Delek US Holdings, Inc.                                                     93,058
                                          3,400  DynCorp. International, Inc. (a)                                            91,392
                                             66  FLO Corp. (a)                                                                    0
                                          6,400  Force Protection, Inc. (a)(f)                                               29,888
                                          1,300  Gerber Scientific, Inc. (a)                                                 14,040
                                          4,200  Goodman Global, Inc. (a)                                                   103,068
                                            600  Graham Corp.                                                                31,440
                                            200  HSW International, Inc. (a)                                                  1,246
                                          8,100  International Coal Group, Inc. (a)(f)                                       43,416
                                          9,407  Liberty Media Holding Corp. - Capital (a)                                1,095,821
                                         44,236  Liberty Media Holding Corp. - Interactive (a)                              844,023
                                            100  Nextest Systems Corp. (a)                                                    1,989
                                            500  Northstar Neuroscience, Inc. (a)                                             4,650
                                            500  Pegasus Wireless Corp. (a)(f)                                                    2
                                          2,700  Penson Worldwide, Inc. (a)                                                  38,745
                                          2,900  Smith & Wesson Holding Corp. (a)                                            17,690
                                          3,800  Teekay LNG Partners LP                                                     112,746
                                          2,200  Visicu, Inc. (a)                                                            26,114
                                                                                                                      --------------
                                                                                                                          2,813,564
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance - 12.1%             1,210  1st Source Corp.                                                            20,945
                                          2,100  Acacia Research - Acacia Technologies (a)                                   18,858
                                          4,200  Advance America, Cash Advance Centers, Inc.                                 42,672
                                          3,050  Advanta Corp. Class B                                                       24,613
                                          2,200  Affiliated Managers Group, Inc. (a)                                        258,412
                                          1,400  Agree Realty Corp.                                                          42,140
                                          6,300  AllianceBernstein Holding LP                                               474,075
                                          1,500  Amcore Financial, Inc.                                                      34,050
                                          7,150  AmeriCredit Corp. (a)(f)                                                    91,449
                                          2,300  American Campus Communities, Inc.                                           61,755
                                         13,000  American Financial Realty Trust                                            104,260
                                            800  Ampal-American Israel Corp. Class A (a)                                      5,912
                                          2,900  Anchor Bancorp Wisconsin, Inc.                                              68,208
                                          6,600  Ashford Hospitality Trust, Inc.                                             47,454
                                          2,100  Asset Acceptance Capital Corp.                                              21,861
                                          1,600  Asta Funding, Inc. (f)                                                      42,304
                                          6,550  Astoria Financial Corp.                                                    152,418

See Notes to Financial Statments.      53

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                             74  Atlantic Coast Federal Corp.                                         $         879
                                          2,600  Atlantis Plastics, Inc. (a)                                                  1,794
                                          4,901  BOK Financial Corp.                                                        253,382
                                          1,600  BP Prudhoe Bay Royalty Trust (f)                                           128,320
                                          1,100  Bancorp Rhode Island, Inc.                                                  37,554
                                          2,400  Bank of the Ozarks, Inc.                                                    62,880
                                          2,535  BankUnited Financial Corp. Class A (f)                                      17,491
                                          2,100  Banner Corp.                                                                60,333
                                            112  Berkshire Hathaway, Inc. Class A (a)(f)                                 15,859,200
                                          1,400  Berkshire Hills Bancorp, Inc.                                               36,400
                                          8,500  BlackRock, Inc. (b)                                                      1,842,800
                                         18,900  Blackstone Group LP (f)                                                    418,257
                                          9,800  Broadridge Financial Solutions LLC                                         219,814
                                          2,400  Broadpoint Securities Group, Inc. (a)                                        2,832
                                          4,175  CVB Financial Corp.                                                         43,170
                                          1,500  Calamos Asset Management, Inc. Class A                                      44,670
                                            500  Camco Financial Corp.                                                        5,525
                                          4,600  CapLease, Inc.                                                              38,732
                                            540  Capital Corp. of the West                                                   10,492
                                          2,200  Capital Trust, Inc.                                                         67,430
                                         15,441  CapitalSource, Inc.                                                        271,607
                                            515  Cascade Financial Corp.                                                      7,004
                                          2,100  Cash America International, Inc.                                            67,830
                                          3,522  Cathay General Bancorp                                                      93,298
                                          3,600  Centerline Holding Co. (f)                                                  27,432
                                          2,676  Central Pacific Financial Corp.                                             49,399
                                          3,100  Cenveo, Inc. (a)                                                            54,157
                                            900  Charter Financial Corp.                                                     33,300
                                          1,600  Citizens First Bancorp, Inc.                                                19,632
                                          2,890  Citizens, Inc. (a)(f)                                                       15,982
                                            400  Clayton Holdings, Inc. (a)                                                   2,068
                                          2,900  Cohen & Steers, Inc.                                                        86,913
                                          5,100  CompuCredit Corp. (a)(f)                                                    50,898
                                          8,900  Corrections Corp. of America (a)                                           262,639
                                         11,180  Covanta Holding Corp. (a)                                                  309,239
                                          2,400  Cowen Group, Inc. (a)                                                       22,824
                                          1,156  Cross Timbers Royalty Trust                                                 47,685
                                          3,000  Deerfield Capital Corp. (f)                                                 24,000
                                          3,600  Delta Financial Corp. (f)                                                      180
                                            300  Diamond Hill Investment Group, Inc. (a)                                     21,936
                                          3,700  Dime Community Bancshares, Inc.                                             47,249
                                          2,000  Downey Financial Corp. (f)                                                  62,220
                                          3,200  Duff & Phelps Corp. (a)                                                     62,976
                                            629  ESB Financial Corp.                                                          6,290
                                            300  Eastern Virginia Bankshares, Inc.                                            5,070

See Notes to Financial Statments.      54

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          8,800  Eaton Vance Corp.                                                    $     399,608
                                          1,600  Encore Capital Group, Inc. (a)                                              15,488
                                          3,000  Epoch Holding Corp.                                                         43,920
                                          3,400  eSpeed, Inc. Class A (a)                                                    38,420
                                            700  Evercore Partners, Inc. Class A                                             15,085
                                          2,800  Extra Space Storage, Inc.                                                   40,012
                                          4,000  Ezcorp, Inc. (a)                                                            45,160
                                          3,400  FBR Capital Markets Corp. (a)                                               32,572
                                          1,950  FCStone Group, Inc. (a)                                                     89,758
                                            900  The FINOVA Group, Inc. (a)                                                      10
                                          1,900  Financial Federal Corp.                                                     42,351
                                          2,061  First Community Bancorp, Inc.                                               84,996
                                            500  First Defiance Financial Corp.                                              11,010
                                            800  First Financial Corp.                                                       22,672
                                          1,400  First Financial Holdings, Inc.                                              38,388
                                          2,150  First Indiana Corp.                                                         68,800
                                          5,100  First Financial Northwest, Inc. (a)                                         50,184
                                          5,500  The First Marblehead Corp. (f)                                              84,150
                                            615  First Place Financial Corp.                                                  8,604
                                          1,800  FirstFed Financial Corp. (a)(f)                                             64,476
                                          3,600  Flagstar Bancorp, Inc.                                                      25,092
                                          2,950  Flushing Financial Corp.                                                    47,347
                                         29,600  Fortress Investment Group LLC (f)                                          461,168
                                          7,000  Franklin Street Properties Corp.                                           103,600
                                          9,710  Friedman Billings Ramsey Group, Inc. Class A                                30,489
                                            300  Frontline Capital Group (a)                                                      0
                                          2,500  GAMCO Investors, Inc. Class A                                              173,000
                                          2,100  GFI Group, Inc. (a)                                                        201,012
                                         21,800  GLG Partners, Inc. (a)(f)                                                  296,480
                                          3,956  Glacier Bancorp, Inc. (f)                                                   74,135
                                          1,400  Gramercy Capital Corp. (f)                                                  34,034
                                          2,300  Great Lakes Bancorp, Inc. (a)                                               29,486
                                          1,800  Greenhill & Co., Inc. (f)                                                  119,664
                                            900  HMN Financial, Inc.                                                         21,735
                                          2,000  Heartland Payment Systems, Inc. (f)                                         53,600
                                            420  Heritage Financial Corp.                                                     8,358
                                          4,100  Hersha Hospitality Trust                                                    38,950
                                          2,900  Hugoton Royalty Trust                                                       65,047
                                          1,000  IBERIABANK Corp.                                                            46,750
                                          3,100  ITC Holdings Corp.                                                         174,902
                                            242  Independence Federal Savings Bank                                            1,573
                                          2,524  Independent Bank Corp.                                                      23,978
                                          5,800  IndyMac Bancorp, Inc. (f)                                                   34,510
                                            800  InnSuites Hospitality Trust                                                  1,080
                                          2,900  Interactive Brokers Group, Inc. Class A (a)                                 93,728

See Notes to Financial Statments.      55

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          1,000  International Assets Holding Corp., Inc. (a)(f)                      $      26,330
                                          6,441  International Bancshares Corp.                                             134,875
                                         30,400  Invesco Ltd. (h)                                                           953,952
                                          3,000  Investment Technology Group, Inc. (a)                                      142,770
                                          4,300  JMP Group, Inc.                                                             36,464
                                          3,300  Jackson Hewitt Tax Service, Inc.                                           104,775
                                          8,600  Jefferies Group, Inc. New Shares                                           198,230
                                          2,100  KBW, Inc. (a)                                                               53,739
                                          8,000  KKR Financial Holdings LLC                                                 112,400
                                          1,690  KNBT Bancorp, Inc.                                                          26,060
                                          7,200  Knight Capital Group, Inc. Class A (a)                                     103,680
                                          3,600  LaBranche & Co., Inc. (a)                                                   18,144
                                          5,581  Ladenburg Thalmann Financial Services, Inc. (a)(f)                          11,832
                                          3,600  Lazard Ltd. Class A                                                        146,448
                                          1,000  Lincoln Bancorp                                                             14,250
                                          1,000  Lipid Sciences, Inc. (a)                                                       870
                                          3,550  MB Financial, Inc.                                                         109,446
                                            900  MCF Corp. (a)                                                                4,725
                                          8,700  MF Global Ltd. (a)                                                         273,789
                                          7,100  MSCI, Inc. (a)                                                             272,640
                                            200  Malan Realty Investors, Inc. (a)                                                 0
                                          9,600  MasterCard, Inc. Class A (f)                                             2,065,920
                                            300  Maxus Realty Trust, Inc.                                                     3,015
                                          1,200  McGrath RentCorp                                                            30,900
                                          3,300  Medallion Financial Corp.                                                   33,066
                                          5,200  Medical Properties Trust, Inc.                                              52,988
                                            500  MicroFinancial, Inc.                                                         3,115
                                            115  Mid Penn Bancorp, Inc.                                                       3,071
                                          1,000  The Midland Co.                                                             64,690
                                          4,600  MoneyGram International, Inc. (f)                                           70,702
                                          2,462  Monmouth Real Estate Investment Corp. Class A                               19,942
                                            300  MutualFirst Financial, Inc.                                                  4,110
                                            400  NASB Financial, Inc.                                                        10,408
                                          8,300  The NASDAQ Stock Market, Inc. (a)                                          410,767
                                          3,390  Nastech Pharmaceutical Co., Inc. (a)                                        12,882
                                          2,800  National Financial Partners Corp.                                          127,708
                                            120  National Security Group, Inc.                                                2,036
                                            400  National Western Life Insurance Co. Class A                                 82,948
                                          3,100  Nelnet, Inc. Class A                                                        39,401
                                         22,941  New York Community Bancorp, Inc.                                           403,303
                                          2,900  NewStar Financial, Inc. (a)                                                 24,012
                                            400  North American Scientific, Inc. (a)                                            120
                                          4,700  Northwest Bancorp, Inc.                                                    124,879
                                          6,800  Nymex Holdings, Inc.                                                       908,548

See Notes to Financial Statments.      56

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                         25,800  Och-Ziff Capital Management Group LLC                                $     678,024
                                          4,700  Ocwen Financial Corp. (a)                                                   26,038
                                            700  One Liberty Properties, Inc.                                                12,859
                                          4,600  optionsXpress Holdings, Inc.                                               155,572
                                            800  Oritani Financial Corp. (a)                                                  9,840
                                            600  PAB Bankshares, Inc.                                                         7,578
                                          2,125  PMC Commercial Trust                                                        22,865
                                            321  PVF Capital Corp.                                                            3,525
                                          4,910  Pacific Capital Bancorp                                                     98,838
                                          1,245  Piper Jaffray Cos. (a)                                                      57,668
                                          1,100  Portfolio Recovery Associates, Inc. (f)                                     43,637
                                            500  Provident Financial Holdings, Inc.                                           8,230
                                          2,989  Provident Financial Services, Inc.                                          43,101
                                          5,870  Pzena Investment Management, Inc. Class A (f)                               66,918
                                          8,450  Raymond James Financial, Inc.                                              275,977
                                          2,000  Reis, Inc.                                                                  15,520
                                            675  Renasant Corp.                                                              14,560
                                          1,000  Resource America, Inc. Class A                                              14,670
                                            200  Riverview Bancorp, Inc.                                                      2,292
                                            300  Roberts Realty Investors, Inc. (a)                                           1,986
                                            500  Roma Financial Corp.                                                         7,845
                                          3,000  Rome Bancorp, Inc.                                                          34,710
                                         14,020  SEI Investments Co.                                                        451,023
                                          2,265  SWS Group, Inc.                                                             28,698
                                          4,500  Sanders Morris Harris Group, Inc.                                           46,125
                                          5,503  Santander BanCorp                                                           47,656
                                            300  Security Bank Corp.                                                          2,742
                                          3,300  Siebert Financial Corp.                                                     10,692
                                          3,600  Specialty Underwriters' Alliance, Inc. (a)                                  19,260
                                          7,705  Sterling Financial Corp.                                                   127,938
                                            900  Stifel Financial Corp. (a)                                                  47,313
                                          1,443  Student Loan Corp.                                                         158,730
                                            300  Supertel Hospitality, Inc.                                                   1,842
                                         27,000  Synovus Financial Corp. (a)                                                275,130
                                         43,680  TD Ameritrade Holding Corp. (a)                                            876,221
                                            100  TF Financial Corp.                                                           2,464
                                          4,679  Tarragon Corp. (f)                                                           7,019
                                          2,800  Thomas Weisel Partners Group, Inc. (a)                                      38,444
                                          1,100  TierOne Corp.                                                               24,365
                                          1,100  U.S. Global Investors, Inc. (f)                                             18,326
                                          5,300  United Community Banks, Inc.                                                83,740
                                          1,000  United PanAm Financial Corp. (a)                                             5,120
                                            100  Value Line, Inc.                                                             4,026
                                          3,800  ViewPoint Financial Group                                                   62,814
                                         10,252  W Holding Co., Inc. (f)                                                     12,405

See Notes to Financial Statments.      57

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          2,200  W.P. Carey & Co. LLC                                                 $      73,040
                                          3,500  W.P. Stewart & Co. Ltd. (f)                                                 17,885
                                            200  WVS Financial Corp.                                                          3,286
                                          5,900  Waddell & Reed Financial, Inc. Class A                                     212,931
                                          6,161  Washington Federal, Inc.                                                   130,059
                                            600  Wauwatosa Holdings, Inc. (a)                                                 7,692
                                            151  Wayne Savings Bancshares, Inc.                                               1,641
                                          3,873  Webster Financial Corp.                                                    123,820
                                            513  Wesco Financial Corp.                                                      208,791
                                            840  West Bancorp., Inc.                                                         10,954
                                          5,600  Westfield Financial, Inc.                                                   54,320
                                            772  White Mountains Insurance Group, Inc.                                      396,847
                                            200  Willis Lease Finance Corp. (a)                                               2,508
                                          1,467  Willow Grove Bancorp, Inc.                                                  12,308
                                         10,156  Winthrop Realty Trust, Inc.                                                 53,725
                                          1,200  World Acceptance Corp. (a)                                                  32,376
                                          2,400  Wright Express Corp. (a)                                                    85,176
                                                                                                                      --------------
                                                                                                                         38,296,206
------------------------------------------------------------------------------------------------------------------------------------
Motor Vehicles - 1.1%                     2,200  A.O. Smith Corp.                                                            77,110
                                          2,800  ASV, Inc. (a)(f)                                                            38,780
                                            700  Accuride Corp. (a)                                                           5,502
                                          2,705  Aftermarket Technology Corp. (a)                                            73,738
                                          3,900  American Axle & Manufacturing Holdings, Inc.                                72,618
                                          1,100  Amerigon Inc. (a)                                                           23,166
                                          1,300  Arctic Cat, Inc.                                                            15,522
                                          5,100  ArvinMeritor, Inc.                                                          59,823
                                          8,200  BorgWarner, Inc.                                                           396,962
                                          2,000  CSK Auto Corp. (a)                                                          10,020
                                          1,400  Cascade Corp.                                                               65,044
                                          1,100  Coachmen Industries, Inc.                                                    6,545
                                            100  Commercial Vehicle Group, Inc. (a)                                           1,450
                                          5,500  Donaldson Co., Inc.                                                        255,090
                                          1,300  Dorman Products, Inc. (a)                                                   18,577
                                          3,300  Federal-Mogul Corp. (a)                                                      1,353
                                          3,690  Fleetwood Enterprises, Inc. (a)                                             22,066
                                          2,100  FortuNet, Inc. (a)(f)                                                       16,884
                                            650  Fuel Systems Solutions, Inc. (a)                                             9,288
                                         10,190  Gentex Corp.                                                               181,076
                                          2,700  Group 1 Automotive, Inc.                                                    64,125
                                          4,000  H&E Equipment Services, Inc. (a)                                            75,520
                                          7,100  Hayes Lemmerz International, Inc. (a)                                       32,447
                                          9,600  LKQ Corp. (a)                                                              201,792
                                          4,845  Lear Corp. (a)                                                             134,013
                                          1,000  Lithia Motors, Inc. Class A                                                 13,730
                                          1,300  MarineMax, Inc. (a)                                                         20,150

See Notes to Financial Statments.      58

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          2,600  Midas, Inc. (a)                                                      $      38,116
                                          1,900  Modine Manufacturing Co.                                                    31,369
                                          1,800  Monaco Coach Corp.                                                          15,984
                                          1,125  Monro Muffler, Inc.                                                         21,926
                                          2,120  Myers Industries, Inc.                                                      30,676
                                            850  Noble International Ltd.                                                    13,864
                                          5,200  Oshkosh Truck Corp.                                                        245,752
                                          6,500  Penske Auto Group, Inc.                                                    113,490
                                          2,600  Polaris Industries, Inc. (f)                                               124,202
                                            447  Proliance International, Inc. (a)                                              805
                                          4,050  Rush Enterprises, Inc. Class A (a)                                          73,629
                                          2,600  Sonic Automotive, Inc.                                                      50,336
                                          2,275  Spartan Motors, Inc. (f)                                                    17,381
                                          1,300  Standard Motor Products, Inc.                                               10,608
                                          1,300  Stoneridge, Inc. (a)                                                        10,452
                                          3,110  Superior Industries International, Inc.                                     56,509
                                          7,200  TRW Automotive Holdings Corp. (a)                                          150,480
                                          3,685  Thor Industries, Inc.                                                      140,067
                                          2,500  Titan International, Inc.                                                   78,150
                                          4,600  U.S. Auto Parts Network, Inc. (a)                                           37,306
                                          7,700  Visteon Corp. (a)                                                           33,803
                                          5,000  WABCO Holdings, Inc.                                                       250,450
                                          3,400  Winnebago Industries, Inc.                                                  71,468
                                                                                                                      --------------
                                                                                                                          3,509,214
------------------------------------------------------------------------------------------------------------------------------------
Non-Durables - 1.7%                       2,100  AFC Enterprises, Inc. (a)                                                   23,772
                                         20,644  Activision, Inc. (a)(g)                                                    613,127
                                          3,900  American Greetings Corp. Class A                                            79,170
                                          1,100  BJ's Restaurants, Inc. (a)                                                  17,886
                                            615  Benihana, Inc. (a)                                                           7,780
                                          2,630  Benihana, Inc. Class A (a)                                                  33,532
                                          1,200  Blue Nile, Inc. (a)(f)                                                      81,672
                                          2,500  Bob Evans Farms, Inc.                                                       67,325
                                            210  Bowl America, Inc. Class A                                                   3,341
                                          7,200  Brinker International, Inc.                                                140,832
                                          2,600  Buca, Inc. (a)                                                               2,340
                                          1,800  Buffalo Wild Wings, Inc. (a)                                                41,796
                                          1,715  CBRL Group, Inc.                                                            55,549
                                          2,250  CEC Entertainment, Inc. (a)                                                 58,410
                                          3,300  CKE Restaurants, Inc.                                                       43,560
                                          4,100  Cabela's, Inc. Class A (a)                                                  61,787
                                          2,100  California Pizza Kitchen, Inc. (a)                                          32,697
                                          2,400  Centillium Communications, Inc. (a)                                          2,760
                                          5,300  Century Casinos, Inc. (a)                                                   34,132
                                          5,117  The Cheesecake Factory, Inc. (a)                                           121,324
                                          3,400  Cheniere Energy, Inc. (a)                                                  110,976

See Notes to Financial Statments.      59

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                            400  Churchill Downs, Inc.                                                $      21,588
                                          5,500  Cosi, Inc. (a)                                                              12,320
                                         10,600  Denny's Corp. (a)                                                           39,750
                                          3,600  Domino's Pizza, Inc.                                                        47,628
                                          3,300  Dover Motorsports, Inc.                                                     21,615
                                          1,200  Drew Industries, Inc. (a)                                                   32,880
                                          1,200  EMAK Worldwide, Inc. (a)                                                     1,116
                                          1,100  Einstein Noah Restaurant Group, Inc. (a)                                    19,965
                                          2,500  Famous Dave's of America, Inc. (a)                                          33,900
                                          1,100  Forward Industries, Inc. (a)                                                 2,552
                                          1,400  Gaming Partners International Corp. (a)                                      9,828
                                          1,500  Handleman Co. (f)                                                            2,565
                                          2,218  Hibbett Sports, Inc. (a)                                                    44,316
                                          4,300  Hollywood Media Corp. (a)                                                   12,470
                                          1,200  IHOP Corp.                                                                  43,896
                                          3,800  International Speedway Corp. Class A                                       156,484
                                          4,000  Isle of Capri Casinos, Inc. (a)                                             55,080
                                          4,500  Jack in the Box, Inc. (a)                                                  115,965
                                          2,013  Jakks Pacific, Inc. (a)                                                     47,527
                                            300  Kreisler Manufacturing Corp. (a)                                             4,218
                                          3,700  Krispy Kreme Doughnuts, Inc. (a)(f)                                         11,692
                                          2,100  Lancaster Colony Corp.                                                      83,370
                                          1,200  Landry's Restaurants, Inc.                                                  23,640
                                            300  Lazare Kaplan International, Inc. (a)                                        2,439
                                          2,500  Leapfrog Enterprises, Inc. (a)                                              16,825
                                            800  Lenox Group, Inc. (a)                                                        2,112
                                          3,100  Lodgenet Entertainment Corp. (a)                                            54,064
                                          1,700  Luby's, Inc. (a)                                                            17,272
                                          1,500  Majesco Entertainment Co. (a)                                                2,010
                                          5,500  Marvel Entertainment, Inc. (a)                                             146,905
                                          1,100  McCormick & Schmick's Seafood Restaurants, Inc. (a)                         13,123
                                          1,900  Metal Management, Inc.                                                      86,507
                                          6,000  Midway Games, Inc. (a)(f)                                                   16,560
                                          2,600  Movado Group, Inc.                                                          65,754
                                          1,705  O'Charleys, Inc.                                                            25,541
                                          3,295  P.F. Chang's China Bistro, Inc. (a)                                         75,258
                                          2,300  Panera Bread Co. Class A (a)                                                82,386
                                          3,300  Papa John's International, Inc. (a)                                         74,910
                                            900  Peco II, Inc. (a)                                                              711
                                          6,900  Penn National Gaming, Inc. (a)                                             410,895
                                          1,670  RC2 Corp. (a)                                                               46,877
                                          1,200  Red Robin Gourmet Burgers, Inc. (a)                                         38,388
                                          3,100  Regis Corp.                                                                 86,676
                                          2,600  Ruby Tuesday, Inc.                                                          25,350
                                          1,300  Russ Berrie & Co., Inc. (a)                                                 21,268

See Notes to Financial Statments.      60

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                         20,300  Service Corp. International                                          $     285,215
                                            400  Servotronics, Inc. (a)                                                       5,800
                                          2,600  Shutterfly, Inc. (a)                                                        66,612
                                          4,437  Sonic Corp. (a)                                                             97,170
                                          4,700  Sotheby's Holdings, Inc. Class A                                           179,070
                                            900  The Steak n Shake Co. (a)                                                    9,810
                                          1,810  Steinway Musical Instruments, Inc.                                          49,902
                                          7,700  Stewart Enterprises, Inc. Class A                                           68,530
                                          4,850  THQ, Inc. (a)                                                              136,722
                                          5,200  Take-Two Interactive Software, Inc. (a)(f)                                  95,940
                                          3,300  Traffix, Inc.                                                               20,196
                                          2,400  Trans World Entertainment Corp. (a)                                         11,760
                                          5,100  Triarc Cos.                                                                 44,676
                                          6,400  Trump Entertainment Resorts, Inc. (a)(f)                                    27,520
                                          3,955  Tupperware Corp.                                                           130,634
                                          2,600  VCG Holding Corp. (a)(f)                                                    35,256
                                          9,800  Warner Music Group Corp.                                                    59,388
                                          7,400  World Wrestling Entertainment, Inc.                                        109,224
                                          3,090  Youbet.com, Inc. (a)                                                         3,461
                                                                                                                      --------------
                                                                                                                          5,226,850
------------------------------------------------------------------------------------------------------------------------------------
Non-Ferrous Metals - 1.2%                   800  A.M. Castle & Co.                                                           21,752
                                          7,600  Advanced Environmental Recycling Technologies, Inc. Class A (a)              5,548
                                          1,500  Brush Engineered Materials, Inc. (a)                                        55,530
                                          3,000  Century Aluminum Co. (a)                                                   161,820
                                            200  Claymont Steel, Inc. (a)                                                     4,670
                                         38,800  Coeur d'Alene Mines Corp. (a)(f)                                           191,672
                                          8,300  Commercial Metals Co.                                                      244,435
                                          2,427  Encore Wire Corp.                                                           38,638
                                          3,100  General Moly, Inc. (a)                                                      36,177
                                          8,700  Hecla Mining Co. (a)                                                        81,345
                                          3,700  Horsehead Holding Corp. (a)                                                 62,789
                                          1,500  Kaiser Aluminum Corp.                                                      119,220
                                            600  Metalico, Inc. (a)                                                           6,504
                                          1,300  Minerals Technologies, Inc.                                                 87,035
                                          3,100  Mueller Industries, Inc.                                                    89,869
                                          1,700  RTI International Metals, Inc. (a)                                         117,181
                                          5,324  Reliance Steel & Aluminum Co.                                              288,561
                                         21,400  Southern Copper Corp. (f)                                                2,249,782
                                          5,484  Stillwater Mining Co. (a)                                                   52,975
                                                                                                                      --------------
                                                                                                                          3,915,503
------------------------------------------------------------------------------------------------------------------------------------
Optical Photo & Equipment - 0.1%          1,200  CPI Corp.                                                                   28,260
                                          1,100  Cyberoptics Corp. (a)                                                       13,200
                                          2,900  Imation Corp.                                                               60,900
                                         11,630  Ingram Micro, Inc. Class A (a)                                             209,805
                                          2,095  LaserCard Corp. (a)(f)                                                      22,207

See Notes to Financial Statments.      61

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                            200  Meade Instruments Corp. (a)                                          $         248
                                          1,900  Photronics, Inc. (a)                                                        23,693
                                            100  StockerYale, Inc. (a)                                                           93
                                          1,000  Zygo Corp. (a)                                                              12,460
                                                                                                                      --------------
                                                                                                                            370,866
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.5%            3,664  AbitibiBowater, Inc. (f)                                                    75,515
                                          2,800  Buckeye Technologies, Inc. (a)                                              35,000
                                            804  CSS Industries, Inc.                                                        29,507
                                          5,900  Caraustar Industries, Inc. (a)                                              18,231
                                          1,200  Chesapeake Corp.                                                             6,228
                                          1,500  Deltic Timber Corp.                                                         77,235
                                         44,500  Domtar Corp. (a)                                                           342,205
                                            480  Kadant, Inc. (a)                                                            14,242
                                          7,000  Kapstone Paper and Packaging Corp. (a)                                      49,000
                                          5,500  Louisiana-Pacific Corp.                                                     75,240
                                          1,000  Lydall, Inc. (a)                                                            10,520
                                          1,400  Neenah Paper, Inc.                                                          40,810
                                          1,400  P.H. Glatfelter Co.                                                         21,434
                                          7,300  Packaging Corp. of America                                                 205,860
                                          2,259  Potlatch Corp.                                                             100,390
                                          5,471  Rayonier, Inc.                                                             258,450
                                          2,000  Rock-Tenn Co. Class A                                                       50,820
                                         18,080  Smurfit-Stone Container Corp. (a)                                          190,925
                                          1,400  Universal Forest Products, Inc.                                             41,244
                                          3,700  Wausau Paper Corp.                                                          33,263
                                                                                                                      --------------
                                                                                                                          1,676,119
------------------------------------------------------------------------------------------------------------------------------------
Producer Goods - 4.2%                     6,523  AGCO Corp. (a)                                                             443,433
                                            750  Aaon, Inc.                                                                  14,865
                                          3,600  Actuant Corp. Class A                                                      122,436
                                          9,600  Akorn, Inc. (a)                                                             70,464
                                            700  Alamo Group, Inc.                                                           12,684
                                          1,900  Albany International Corp. Class A                                          70,490
                                            115  Allied Motion Technologies, Inc. (a)                                           530
                                          2,000  Allis-Chalmers Energy, Inc. (a)                                             29,500
                                          1,200  American Vanguard Corp. (f)                                                 20,820
                                          7,500  Ametek, Inc.                                                               351,300
                                          2,700  Applied Industrial Technologies, Inc.                                       78,354
                                          5,000  AptarGroup, Inc.                                                           204,550
                                             14  Arotech Corp. (a)                                                               29
                                          1,500  Astec Industries, Inc. (a)                                                  55,785
                                          6,500  BE Aerospace, Inc. (a)                                                     343,850
                                          3,300  Baldor Electric Co.                                                        111,078
                                          3,800  Barnes Group, Inc.                                                         126,882
                                          1,600  Blount International, Inc. (a)                                              19,696
                                          2,700  Blyth, Inc.                                                                 59,238

See Notes to Financial Statments.      62

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          3,600  Briggs & Stratton Corp.                                              $      81,576
                                            600  CIRCOR International, Inc.                                                  27,816
                                          1,100  Cantel Medical Corp. (a)                                                    16,038
                                         18,200  Capstone Turbine Corp. (a)(f)                                               29,666
                                            200  Catalyst Semiconductor, Inc. (a)                                               930
                                          2,000  Chart Industries, Inc. (a)                                                  61,800
                                          1,100  Cherokee International Corp. (a)                                             2,244
                                            100  Chicago Rivet & Machine Co.                                                  2,010
                                          3,100  Clarcor, Inc.                                                              117,707
                                          4,185  Cognex Corp.                                                                84,328
                                          2,000  Columbus McKinnon Corp. (a)                                                 65,240
                                          1,900  Comfort Systems USA, Inc.                                                   24,282
                                            360  Concord Camera Corp. (a)                                                     1,138
                                          1,900  Cryo-Cell International, Inc. (a)                                            1,558
                                            600  Culp, Inc. (a)                                                               4,182
                                          3,000  Curtiss-Wright Corp.                                                       150,600
                                            100  DXP Enterprises, Inc. (a)                                                    4,668
                                          2,000  Diamond Management & Technology Consultants, Inc.                           14,540
                                            300  Directed Electronics, Inc. (a)                                                 498
                                          5,500  Distributed Energy Systems Corp. (a)(f)                                      2,200
                                          1,200  Dynamic Materials Corp.                                                     70,752
                                            300  The Eastern Co.                                                              5,502
                                          7,300  Evergreen Solar, Inc. (a)(f)                                               126,071
                                          5,400  FMC Corp.                                                                  294,570
                                          1,600  The Fairchild Corp. (a)                                                      4,160
                                         10,690  Fastenal Co.                                                               432,090
                                          2,500  Federal Signal Corp.                                                        28,050
                                          5,000  Flanders Corp. (a)(f)                                                       28,100
                                          4,000  Flowserve Corp.                                                            384,800
                                          5,240  Foster Wheeler Ltd. (a)                                                    812,305
                                          2,500  Franklin Electric Co., Inc. (f)                                             95,675
                                          3,700  Gardner Denver, Inc. (a)                                                   122,100
                                          2,070  The Gorman-Rupp Co.                                                         64,584
                                          4,487  Graco, Inc.                                                                167,186
                                          7,200  GrafTech International Ltd. (a)                                            127,800
                                            700  HI Shear Technology Corp.                                                    8,561
                                          3,000  HNI Corp. (f)                                                              105,180
                                            800  Hardinge, Inc.                                                              13,424
                                          6,000  Harsco Corp.                                                               384,420
                                          4,290  Herman Miller, Inc.                                                        138,953
                                          6,300  Hexcel Corp. (a)                                                           152,964
                                          4,100  Hubbell, Inc. Class B                                                      211,560
                                            100  Hurco Companies, Inc. (a)                                                    4,365
                                          5,525  IDEX Corp.                                                                 199,618
                                            100  Ibis Technology Corp. (a)                                                       43

See Notes to Financial Statments.      63

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                            400  Inplay Technologies, Inc. (a)                                        $         524
                                            500  IntriCon Corp. (a)                                                           6,225
                                          5,375  Jarden Corp. (a)                                                           126,904
                                          2,000  Kaydon Corp.                                                               109,080
                                          4,700  Kennametal, Inc.                                                           177,942
                                          2,700  Knoll, Inc.                                                                 44,361
                                          1,200  L.B. Foster Co. Class A (a)                                                 62,076
                                          1,100  LaBarge, Inc. (a)                                                           15,818
                                          1,000  Ladish Co., Inc. (a)                                                        43,190
                                            534  Lawson Products, Inc.                                                       20,249
                                          4,700  Lennox International, Inc.                                                 194,674
                                          1,082  Libbey, Inc.                                                                17,139
                                          2,895  Lincoln Electric Holdings, Inc.                                            206,066
                                            800  Lindsay Manufacturing Co.                                                   56,552
                                          3,200  Liquidity Services, Inc. (a)                                                41,280
                                          1,400  MFRI, Inc. (a)                                                              14,938
                                          4,600  MSC Industrial Direct Co. Class A                                          186,162
                                          1,700  Magnetek, Inc. (a)                                                           7,276
                                            900  Material Sciences Corp. (a)                                                  6,687
                                          1,800  Matthews International Corp. Class A                                        84,366
                                          2,700  Merix Corp. (a)                                                             12,555
                                          3,360  Micrel, Inc.                                                                28,392
                                          1,200  Middleby Corp. (a)                                                          91,944
                                            436  Milacron, Inc. (a)                                                           1,355
                                            900  Modtech Holdings, Inc. (a)                                                     801
                                          2,725  Moog, Inc. Class A (a)                                                     124,832
                                          6,400  Mueller Water Products, Inc. Series B                                       63,808
                                            400  NACCO Industries, Inc. Class A                                              39,876
                                          1,300  NATCO Group, Inc. Class A (a)                                               70,395
                                          3,700  NN, Inc.                                                                    34,854
                                          2,400  Nordson Corp.                                                              139,104
                                          4,000  Oceaneering International, Inc. (a)                                        269,400
                                          4,500  PainCare Holdings, Inc. (a)                                                    540
                                          1,700  Park-Ohio Holdings Corp. (a)                                                42,670
                                          6,950  Pentair, Inc.                                                              241,930
                                         12,007  Plug Power, Inc. (a)                                                        47,428
                                          1,600  Possis Medical, Inc. (a)                                                    23,328
                                          3,140  Presstek, Inc. (a)                                                          16,077
                                          2,300  RBC Bearings, Inc. (a)                                                      99,958
                                          1,000  Reddy Ice Holdings, Inc.                                                    25,310
                                          2,305  Regal-Beloit Corp.                                                         103,610
                                          2,900  Research Frontiers, Inc. (a)(f)                                             28,420
                                            700  Riviera Holdings Corp. (a)                                                  21,560
                                          1,200  Robbins & Myers, Inc.                                                       90,756
                                          1,071  Ronson Corp.                                                                 1,628

See Notes to Financial Statments.      64

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          6,300  Roper Industries, Inc.                                               $     394,002
                                          2,070  SI International, Inc. (a)                                                  56,863
                                          3,748  SPX Corp.                                                                  385,482
                                          7,000  Safeguard Scientifics, Inc. (a)                                             12,600
                                          4,700  Sauer-Danfoss, Inc.                                                        117,735
                                          5,900  The Shaw Group, Inc. (a)                                                   356,596
                                          2,100  Somanetics Corp. (a)                                                        49,665
                                          1,800  Sonic Solutions, Inc. (a)                                                   18,702
                                          1,000  Spectrum Control, Inc. (a)                                                  15,400
                                            700  Standex International Corp.                                                 12,215
                                         10,600  Steelcase, Inc. Class A                                                    168,222
                                            300  Strattec Security Corp.                                                     12,429
                                          2,050  Sun Hydraulics, Inc.                                                        51,722
                                          1,400  T-3 Energy Services, Inc. (a)                                               65,814
                                          1,165  TRM Corp. (a)                                                                  524
                                          2,000  Team, Inc. (a)                                                              73,160
                                          1,500  Technology Research Corp.                                                    5,070
                                          1,300  Tecumseh Products Co. Class A (a)                                           30,433
                                          2,500  Teleflex, Inc.                                                             157,525
                                          1,200  Tennant Co.                                                                 53,148
                                          2,800  Tenneco, Inc. (a)                                                           72,996
                                          8,000  ThermoGenesis Corp. (a)(f)                                                  12,640
                                          6,400  Timken Co.                                                                 210,240
                                          5,100  Trinity Industries, Inc.                                                   141,576
                                          1,200  Triumph Group, Inc.                                                         98,820
                                          1,900  TurboChef Technologies, Inc. (a)(f)                                         31,350
                                            800  Twin Disc, Inc.                                                             56,616
                                          2,100  Tyler Technologies, Inc. (a)                                                27,069
                                          8,340  Valhi, Inc.                                                                132,940
                                          1,900  Valmont Industries, Inc.                                                   169,328
                                          2,000  Watsco, Inc.                                                                73,520
                                          2,800  Watts Water Technologies, Inc. Class A                                      83,440
                                          2,500  Woodward Governor Co.                                                      169,875
                                          1,100  X-Rite, Inc. (a)                                                            12,782
                                                                                                                      --------------
                                                                                                                         13,184,377
------------------------------------------------------------------------------------------------------------------------------------
Railroads & Shipping - 0.6%               3,100  Alexander & Baldwin, Inc.                                                  160,146
                                          4,900  American Commercial Lines, Inc. (a)                                         79,576
                                            700  Capital Product Partners LP                                                 17,332
                                          4,600  Diamondhead Casino Corp. (a)                                                11,684
                                          4,700  Double Hull Tankers, Inc.                                                   57,528
                                          3,400  Eagle Bulk Shipping, Inc.                                                   90,270
                                          1,500  Excel Maritime Carriers Ltd.                                                60,285
                                          1,600  Freightcar America, Inc.                                                    56,000
                                          3,400  GATX Corp.                                                                 124,712
                                          2,100  Genco Shipping & Trading Ltd.                                              114,996

See Notes to Financial Statments.      65

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          2,300  General Maritime Corp.                                               $      56,235
                                          2,150  Genesee & Wyoming, Inc. Class A (a)                                         51,965
                                          2,000  Greenbrier Cos., Inc. (f)                                                   44,520
                                          3,200  Horizon Lines, Inc. Class A                                                 59,648
                                          1,900  Hornbeck Offshore Services, Inc. (a)                                        85,405
                                            300  International Shipholding Corp. (a)                                          6,540
                                            700  K-Sea Transportation Partners LP                                            25,123
                                          5,400  Kansas City Southern (a)                                                   185,382
                                          1,900  Martin Midstream Partners LP                                                67,450
                                          1,200  OceanFreight, Inc.                                                          23,076
                                          2,700  OSG America LP (a)                                                          50,085
                                          2,000  Overseas Shipholding Group, Inc.                                           148,860
                                          1,000  Saia, Inc. (a)                                                              13,300
                                          5,300  Ship Finance International Ltd. (f)                                        146,863
                                          2,000  TBS International Ltd. (a)                                                  66,120
                                          1,100  Trico Marine Services, Inc. (a)                                             40,722
                                          2,100  U.S. Shipping Partners LP                                                   27,636
                                          3,400  Westinghouse Air Brake Technologies Corp.                                  117,096
                                                                                                                      --------------
                                                                                                                          1,988,555
------------------------------------------------------------------------------------------------------------------------------------
Real Property - 4.4%                      7,000  AMB Property Corp.                                                         402,920
                                            500  AMREP Corp. (f)                                                             15,275
                                          2,300  Acadia Realty Trust                                                         58,903
                                          1,795  Alesco Financial, Inc. (f)                                                   5,888
                                            400  Alexander's, Inc. (a)                                                      141,300
                                          2,200  Alexandria Real Estate Equities, Inc.                                      223,674
                                            400  American Land Lease, Inc.                                                    7,932
                                            500  American Mortgage Acceptance Co.                                               545
                                            500  American Realty Investors, Inc.                                              4,875
                                          4,400  Amerivest Properties, Inc. (a)                                                   0
                                         29,200  Annaly Capital Management, Inc.                                            530,856
                                          4,600  Anthracite Capital, Inc. (b)                                                33,304
                                          2,700  Anworth Mortgage Asset Corp.                                                22,302
                                          1,500  Arbor Realty Trust, Inc.                                                    24,165
                                          1,200  Associated Estates Realty Corp.                                             11,328
                                            600  Avatar Holdings, Inc. (a)(f)                                                25,092
                                          3,635  BRE Properties, Inc.                                                       147,327
                                          2,000  BRT Realty Trust                                                            30,600
                                          3,500  Big 5 Sporting Goods Corp.                                                  50,470
                                          3,800  BioMed Realty Trust, Inc.                                                   88,046
                                          6,314  Brandywine Realty Trust                                                    113,210
                                         32,200  Brookfield Properties Corp.                                                619,850
                                          4,800  CBL & Associates Properties, Inc.                                          114,768
                                          2,300  CBRE Realty Finance, Inc.                                                   12,282
                                          3,200  California Coastal Communities, Inc.                                        18,816
                                          3,957  Camden Property Trust                                                      190,530

See Notes to Financial Statments.      66

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          2,500  Capstead Mortgage Corp.                                              $      32,975
                                          4,100  Care Investment Trust, Inc.                                                 44,034
                                          1,100  Cedar Shopping Centers, Inc.                                                11,253
                                            900  Chimera Investment Corp.                                                    16,092
                                          3,200  Colonial Properties Trust                                                   72,416
                                          3,400  Corporate Office Properties Trust                                          107,100
                                          3,000  Cousins Properties, Inc.                                                    66,300
                                          1,800  Crystal River Capital, Inc. (f)                                             25,992
                                         12,200  DCT Industrial Trust, Inc.                                                 113,582
                                          5,800  DiamondRock Hospitality Co.                                                 86,884
                                          4,300  Digital Realty Trust, Inc.                                                 164,991
                                          8,000  Douglas Emmett, Inc.                                                       180,880
                                         10,275  Duke Realty Corp.                                                          267,972
                                          2,200  Dupont Fabros Technology, Inc.                                              43,120
                                          1,200  Eastgroup Properties, Inc.                                                  50,220
                                          5,000  Education Realty Trust, Inc.                                                56,200
                                          1,800  Entertainment Properties Trust                                              84,600
                                          1,700  Equity Lifestyle Properties, Inc.                                           77,639
                                          5,255  Equity One, Inc.                                                           121,023
                                          1,800  Essex Property Trust, Inc.                                                 175,482
                                          4,040  Federal Realty Investment Trust                                            331,886
                                          4,500  FelCor Lodging Trust, Inc.                                                  70,155
                                          1,327  First Acceptance Corp. (a)                                                   5,600
                                          3,200  First Industrial Realty Trust, Inc.                                        110,720
                                          1,200  First Potomac Realty Trust                                                  20,748
                                          7,400  Forest City Enterprises, Inc. Class A                                      328,856
                                          2,833  Forestar Real Estate Group, Inc. (a)                                        66,838
                                          2,300  GMH Communities Trust                                                       12,696
                                          1,900  Getty Realty Corp.                                                          50,692
                                          2,100  Gladstone Commercial Corp.                                                  36,834
                                          2,700  Glimcher Realty Trust                                                       38,583
                                          4,922  Grubb & Ellis Co.                                                           31,550
                                         15,700  HCP, Inc.                                                                  546,046
                                         14,700  HRPT Properties Trust                                                      113,631
                                          6,052  Health Care REIT, Inc.                                                     270,464
                                          3,700  Healthcare Realty Trust, Inc.                                               93,943
                                          3,350  Highwoods Properties, Inc.                                                  98,423
                                          6,280  Hilltop Holdings, Inc. (a)                                                  68,578
                                          2,400  Home Properties, Inc.                                                      107,640
                                          6,505  Hospitality Properties Trust                                               209,591
                                          1,600  Housevalues, Inc. (a)                                                        4,960
                                          5,500  IMPAC Mortgage Holdings, Inc. (f)                                            3,080
                                          5,100  Icahn Enterprises LP                                                       661,572
                                          6,800  Inland Real Estate Corp.                                                    96,288
                                          7,000  Investors Real Estate Trust                                                 62,790

See Notes to Financial Statments.      67

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          9,200  iStar Financial, Inc.                                                $     239,660
                                            500  JER Investors Trust, Inc.                                                    5,385
                                          2,600  Jones Lang LaSalle, Inc.                                                   185,016
                                          2,400  Kilroy Realty Corp.                                                        131,904
                                          1,700  Kite Realty Group Trust                                                     25,959
                                            900  LTC Properties, Inc.                                                        22,545
                                          2,900  LaSalle Hotel Properties                                                    92,510
                                          4,620  Lexington Corporate Properties Trust                                        67,175
                                          6,260  Liberty Property Trust                                                     180,351
                                          2,800  LoopNet, Inc. (a)                                                           39,340
                                          7,570  Luminent Mortgage Capital, Inc. (f)                                          5,905
                                         10,300  MFA Mortgage Investments, Inc.                                              95,275
                                          5,100  The Macerich Co.                                                           362,406
                                          4,600  Mack-Cali Realty Corp.                                                     156,400
                                          3,400  Maguire Properties, Inc. (f)                                               100,198
                                          3,400  Meruelo Maddux Properties, Inc. (a)                                         13,600
                                          1,800  Mid-America Apartment Communities, Inc.                                     76,950
                                          1,100  Mission West Properties, Inc.                                               10,461
                                         10,424  Move, Inc. (a)                                                              25,539
                                          1,600  National Health Investors, Inc.                                             44,640
                                          5,191  National Retail Properties, Inc.                                           121,366
                                          6,500  Nationwide Health Properties, Inc.                                         203,905
                                          5,705  Newcastle Investment Corp. (f)                                              73,937
                                          6,000  NorthStar Realty Finance Corp.                                              53,520
                                          1,750  Novastar Financial, Inc. (a)(f)                                              5,058
                                          3,400  Omega Healthcare Investors, Inc.                                            54,570
                                          3,500  Origen Financial, Inc.                                                      14,000
                                            900  Orleans Homebuilders, Inc. (f)                                               3,213
                                          2,100  PS Business Parks, Inc.                                                    110,355
                                          1,500  Parkway Properties, Inc.                                                    55,470
                                          2,799  Pennsylvania Real Estate Investment Trust                                   83,074
                                            300  Pope Resources, Inc.-LP                                                     12,825
                                          3,100  Post Properties, Inc.                                                      108,872
                                          7,100  RAIT Investment Trust (f)                                                   61,202
                                          1,600  Ramco-Gershenson Properties Trust                                           34,192
                                          1,300  Reading International, Inc. Class A (a)                                     12,987
                                          7,100  Realty Income Corp.                                                        191,842
                                          1,600  Redwood Trust, Inc. (f)                                                     54,784
                                          4,900  Regency Centers Corp.                                                      316,001
                                          4,282  SL Green Realty Corp.                                                      400,196
                                          1,300  Saul Centers, Inc.                                                          69,459
                                          5,900  Senior Housing Properties Trust                                            133,812
                                            900  Sovran Self Storage, Inc.                                                   36,090
                                          5,400  The St. Joe Co. (f)                                                        191,754
                                          1,600  Stonemor Partners LP (f)                                                    32,080

See Notes to Financial Statments.      68

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          4,400  Strategic Hotel Capital, Inc.                                        $      73,612
                                            200  Stratus Properties, Inc. (a)                                                 6,788
                                          2,900  Sun Communities, Inc.                                                       61,103
                                          3,700  Sunstone Hotel Investors, Inc.                                              67,673
                                          2,300  Tanger Factory Outlet Centers, Inc.                                         86,733
                                          3,800  Taubman Centers, Inc.                                                      186,922
                                          1,100  Thomas Properties Group, Inc.                                               11,858
                                          8,355  Thornburg Mortgage, Inc. (f)                                                77,200
                                          3,000  Toreador Resources Corp. (a)(f)                                             20,970
                                            100  Transcontinental Realty Investors, Inc. (a)                                  1,546
                                          5,000  U-Store-It Trust                                                            45,800
                                          9,465  UDR, Inc.                                                                  187,880
                                          1,300  Universal Health Realty Income Trust                                        46,072
                                          1,300  Urstadt Biddle Properties, Inc.                                             19,708
                                            900  Urstadt Biddle Properties, Inc. Class A                                     13,950
                                          9,700  Ventas, Inc.                                                               438,925
                                          2,800  Washington Real Estate Investment Trust                                     87,948
                                          6,075  Weingarten Realty Investors                                                190,998
                                          1,049  ZipRealty, Inc. (a)                                                          5,874
                                                                                                                      --------------
                                                                                                                         14,082,520
------------------------------------------------------------------------------------------------------------------------------------
Retail - 2.1%                             4,470  1-800-FLOWERS.COM, Inc. Class A (a)                                         39,023
                                          3,066  99 Cents Only Stores (a)                                                    24,405
                                          3,100  A.C. Moore Arts & Crafts, Inc. (a)                                          42,625
                                          2,975  Aaron Rents, Inc.                                                           57,239
                                          7,200  Advance Auto Parts, Inc.                                                   273,528
                                          3,200  Allion Healthcare, Inc. (a)                                                 17,568
                                          1,300  Alloy, Inc. (a)                                                             12,246
                                          2,100  American Apparel, Inc. (a)                                                  31,500
                                         15,165  American Eagle Outfitters, Inc.                                            314,977
                                          3,475  AnnTaylor Stores Corp. (a)                                                  88,821
                                            200  Arden Group, Inc. Class A                                                   30,938
                                          2,300  Asbury Automotive Group, Inc.                                               34,615
                                          4,000  BJ's Wholesale Club, Inc. (a)                                              135,320
                                          4,400  Barnes & Noble, Inc.                                                       151,580
                                            700  Bidz.com, Inc. (a)                                                           6,251
                                          1,100  Bluegreen Corp. (a)                                                          7,909
                                          2,600  The Bon-Ton Stores, Inc. (f)                                                24,674
                                          1,200  Books-A-Million, Inc.                                                       14,304
                                          4,200  Borders Group, Inc.                                                         44,730
                                          5,556  Brightpoint, Inc. (a)                                                       85,340
                                          1,300  Build-A-Bear Workshop, Inc. (a)                                             18,135
                                         15,300  Carmax, Inc. (a)(f)                                                        302,175
                                          3,700  Casey's General Stores, Inc.                                               109,557
                                          3,100  Casual Male Retail Group, Inc.                                              16,058
                                          2,750  The Cato Corp. Class A                                                      43,065

See Notes to Financial Statments.      69

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          2,400  Central Garden & Pet Co. Class A (a)                                 $      12,864
                                          1,800  Charlotte Russe Holding, Inc. (a)                                           29,070
                                         12,255  Charming Shoppes, Inc. (a)                                                  66,299
                                         11,300  Chico's FAS, Inc. (a)                                                      102,039
                                          2,105  The Children's Place Retail Stores, Inc. (a)                                54,583
                                          2,238  Christopher & Banks Corp.                                                   25,625
                                          7,670  Coldwater Creek, Inc. (a)                                                   51,312
                                          3,600  Collective Brands, Inc. (a)                                                 62,604
                                          4,700  Cost Plus, Inc. (a)(f)                                                      20,398
                                          3,200  DSW, Inc. Class A (a)(f)                                                    60,032
                                          5,199  dELiA*s, Inc. (a)                                                           14,089
                                          6,705  Dollar Tree Stores, Inc. (a)                                               173,794
                                          6,606  Dress Barn, Inc. (a)                                                        82,641
                                          3,400  drugstore.com, Inc. (a)                                                     11,220
                                            600  Eddie Bauer Holdings, Inc. (a)                                               3,810
                                          3,500  The Finish Line, Inc. Class A                                                8,470
                                            200  Flanigan's Enterprises, Inc.                                                 1,610
                                         10,200  Foot Locker, Inc.                                                          139,332
                                          2,850  Fred's, Inc.                                                                27,445
                                          1,400  Gander Mountain Co. (a)(f)                                                   6,902
                                          2,200  Genesco, Inc. (a)                                                           83,160
                                          3,320  The Great Atlantic & Pacific Tea Co., Inc. (a)                             104,016
                                          2,200  Gymboree Corp. (a)                                                          67,012
                                          2,700  HFF, Inc. Class A (a)                                                       20,898
                                          6,500  Hanesbrands, Inc. (a)                                                      176,605
                                          1,000  hhgregg, Inc. (a)                                                           13,760
                                          3,250  Hot Topic, Inc. (a)                                                         18,915
                                          4,000  Insight Enterprises, Inc. (a)                                               72,960
                                          3,800  Jamba, Inc. (a)(f)                                                          14,060
                                          1,365  Jo-Ann Stores, Inc. (a)                                                     17,854
                                          1,100  Kirkland's, Inc. (a)                                                         1,089
                                          2,700  Longs Drug Stores Corp.                                                    126,900
                                          3,700  Men's Wearhouse, Inc.                                                       99,826
                                          8,010  O'Reilly Automotive, Inc. (a)                                              259,764
                                          1,300  Overstock.com, Inc. (a)(f)                                                  20,189
                                          3,000  PC Connection, Inc. (a)                                                     34,050
                                          4,925  Pacific Sunwear of California, Inc. (a)                                     69,492
                                          3,700  The Pep Boys - Manny, Moe & Jack                                            42,476
                                          9,600  PetSmart, Inc.                                                             225,888
                                          6,500  Pier 1 Imports, Inc. (a)                                                    33,995
                                          2,950  PriceSmart, Inc.                                                            88,677
                                          4,700  Rent-A-Center, Inc. (a)                                                     68,244
                                          2,200  Retail Ventures, Inc. (a)                                                   11,198
                                         57,600  Rite Aid Corp. (a)(f)                                                      160,704
                                          9,700  Ross Stores, Inc.                                                          248,029

See Notes to Financial Statments.      70

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          2,800  Ruddick Corp.                                                        $      97,076
                                          1,700  Ruth's Chris Steak House, Inc. (a)                                          15,198
                                          9,500  Saks, Inc. (a)                                                             197,220
                                         11,570  Sally Beauty Co., Inc. (a)                                                 104,709
                                          1,500  School Specialty, Inc. (a)                                                  51,825
                                          2,800  Sharper Image Corp. (a)(f)                                                   7,840
                                          1,800  Shoe Carnival, Inc. (a)                                                     25,398
                                          2,150  Stamps.com, Inc.                                                            26,187
                                          3,200  Stein Mart, Inc.                                                            15,168
                                          3,600  Systemax, Inc. (f)                                                          73,152
                                          4,800  The Talbots, Inc.                                                           56,736
                                          3,800  Texas Roadhouse, Inc. Class A (a)                                           42,028
                                          2,800  Tractor Supply Co. (a)                                                     100,632
                                          3,100  Tuesday Morning Corp.                                                       15,717
                                          1,800  Tween Brands, Inc. (a)                                                      47,664
                                          4,157  Ulta Salon Cosmetics & Fragrance, Inc. (a)                                  71,293
                                          1,700  Unifirst Corp.                                                              64,600
                                          1,800  United Stationers, Inc. (a)                                                 83,178
                                         11,700  Urban Outfitters, Inc. (a)                                                 318,942
                                          1,800  Weis Markets, Inc.                                                          71,892
                                          1,600  West Marine, Inc. (a)                                                       14,368
                                          4,475  The Wet Seal, Inc. Class A (a)                                              10,427
                                          7,300  Williams-Sonoma, Inc.                                                      189,070
                                          2,700  Wilsons The Leather Experts, Inc. (a)                                        2,538
                                          3,500  Zale Corp. (a)                                                              56,210
                                          2,800  Zumiez, Inc. (a)                                                            68,208
                                                                                                                      --------------
                                                                                                                          6,787,759
------------------------------------------------------------------------------------------------------------------------------------
Soaps & Cosmetics - 0.3%                  6,970  Alberto-Culver Co.                                                         171,044
                                          6,500  Bare Escentuals, Inc. (a)                                                  157,625
                                          1,400  Chattem, Inc. (a)                                                          105,756
                                          4,700  Church & Dwight Co., Inc.                                                  254,129
                                          3,500  Elizabeth Arden, Inc. (a)                                                   71,225
                                          2,700  Inter Parfums, Inc.                                                         48,519
                                          4,300  Nu Skin Enterprises, Inc. Class A                                           70,649
                                          1,100  Parlux Fragrances, Inc. (a)                                                  4,510
                                          1,000  Physicians Formula Holdings, Inc. (a)                                       11,880
                                         29,898  Revlon, Inc. Class A (a)                                                    35,280
                                            600  Steiner Leisure Ltd. (a)                                                    26,496
                                                                                                                      --------------
                                                                                                                            957,113
------------------------------------------------------------------------------------------------------------------------------------
Steel - 0.6%                              8,100  AK Steel Holding Corp. (a)                                                 374,544
                                            200  Ampco-Pittsburgh Corp.                                                       7,626
                                          3,500  Carpenter Technology Corp.                                                 263,095
                                          2,900  Cleveland-Cliffs, Inc.                                                     292,320
                                          1,400  Cold Metal Products, Inc. (a)                                                    0
                                          1,300  Esmark, Inc. (a)                                                            18,369

See Notes to Financial Statments.      71

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                            600  Friedman Industries, Inc.                                            $       3,810
                                          3,600  Gibraltar Industries, Inc.                                                  55,512
                                          1,500  Northwest Pipe Co. (a)                                                      58,710
                                          1,505  Olympic Steel, Inc.                                                         47,724
                                            500  Omega Flex, Inc.                                                             8,190
                                          2,350  Quanex Corp.                                                               121,965
                                          2,050  Schnitzer Steel Industries, Inc. Class A                                   141,717
                                            400  Shiloh Industries, Inc.                                                      3,940
                                          6,880  Steel Dynamics, Inc.                                                       409,842
                                          1,300  Synalloy Corp.                                                              22,347
                                            700  Universal Stainless & Alloy Products, Inc. (a)                              24,899
                                          5,700  Worthington Industries, Inc.                                               101,916
                                                                                                                      --------------
                                                                                                                          1,956,526
------------------------------------------------------------------------------------------------------------------------------------
Telephone - 2.2%                          8,300  ADC Telecommunications, Inc. (a)                                           129,065
                                             75  ATSI Communications, Inc. (a)                                                   14
                                          5,400  Acme Packet, Inc. (a)                                                       67,986
                                          4,680  Adtran, Inc.                                                               100,058
                                          7,800  Airspan Networks, Inc. (a)                                                  13,728
                                          5,200  Alaska Communications Systems Group, Inc.                                   78,000
                                          4,705  Applied Digital Solutions, Inc. (a)(f)                                       1,976
                                          2,600  Applied Signal Technology, Inc.                                             35,308
                                          5,000  Aruba Networks, Inc. (a)(f)                                                 74,550
                                            500  Atlantic Tele-Network, Inc.                                                 16,890
                                          8,000  Autobytel, Inc. (a)                                                         22,000
                                          2,000  Carrier Access Corp. (a)                                                     4,800
                                          7,800  Centennial Communications Corp. (a)                                         72,462
                                         12,200  Cincinnati Bell, Inc. (a)                                                   57,950
                                          3,400  Consolidated Communications Holdings, Inc.                                  67,660
                                         12,386  Covad Communications Group, Inc. (a)                                        10,652
                                         20,590  Crown Castle International Corp. (a)                                       856,544
                                            999  D&E Communications, Inc.                                                    14,435
                                          2,000  Ditech Networks, Inc. (a)                                                    6,940
                                          2,615  Equinix, Inc. (a)                                                          264,298
                                         12,200  Extreme Networks, Inc. (a)                                                  43,188
                                          4,200  FairPoint Communications, Inc.                                              54,684
                                         10,600  FiberTower Corp. (a)(f)                                                     24,168
                                              1  Fibernet Telecom Group, Inc. (a)                                                 8
                                         18,700  Finisar Corp. (a)                                                           27,115
                                          4,500  Fusion Telecommunications International, Inc. (a)                            1,530
                                          3,400  General Communication, Inc. Class A (a)                                     29,750
                                          1,300  GeoEye, Inc. (a)                                                            43,745
                                          3,395  Global Crossing Ltd. (a)                                                    74,860
                                          5,600  Globalstar, Inc. (a)(f)                                                     44,800
                                          1,400  Globecomm Systems Inc. (a)                                                  16,380
                                              6  GoAmerica, Inc. (a)                                                             33

See Notes to Financial Statments.      72

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                            800  HickoryTech Corp.                                                    $       7,488
                                          1,000  Hughes Communications, Inc. (a)                                             54,610
                                         11,700  ICO Global Communications Holdings Ltd. (a)                                 37,206
                                          1,600  ID Systems, Inc. (a)                                                        19,936
                                          4,600  IDT Corp. Class B                                                           38,870
                                          2,400  Ibasis, Inc.                                                                12,312
                                          2,300  Iowa Telecommunications Services, Inc.                                      37,398
                                          2,200  iPCS, Inc.                                                                  79,178
                                          3,000  j2 Global Communications, Inc. (a)                                          63,510
                                          4,900  Leap Wireless International, Inc. (a)                                      228,536
                                        111,188  Level 3 Communications, Inc. (a)(f)                                        338,012
                                         25,200  MetroPCS Communications, Inc. (a)                                          490,140
                                            300  NET2000 Communications, Inc. (a)                                                 0
                                         12,600  NII Holdings, Inc. (a)                                                     608,832
                                          3,000  NTELOS Holdings Corp.                                                       89,070
                                          1,100  Neutral Tandem, Inc. (a)                                                    20,922
                                          4,100  Nextwave Wireless, Inc. (a)                                                 22,058
                                          2,400  North Pittsburgh Systems, Inc.                                              59,264
                                          2,586  Novatel Wireless, Inc. (a)                                                  41,893
                                            400  Occam Networks, Inc. (a)                                                     1,424
                                            247  Optical Cable Corp. (a)                                                        986
                                            900  Optium Corp. (a)                                                             7,092
                                          6,600  PAETEC Holding Corp. (a)                                                    64,350
                                         29,100  Primus Telecommunications GP (a)                                            11,058
                                          4,500  RCN Corp.                                                                   70,155
                                            500  Shenandoah Telecom Co.                                                      11,990
                                         18,400  Sonus Networks, Inc. (a)                                                   107,272
                                          4,220  SunCom Wireless Holdings, Inc. Class A (a)                                 112,590
                                            800  SureWest Communications                                                     13,680
                                          3,700  Syniverse Holdings, Inc. (a)                                                57,646
                                          5,500  Telephone & Data Systems, Inc.                                             344,300
                                          2,900  Telephone & Data Systems, Inc. (Special Shares)                            167,040
                                            200  Telular Corp. (a)                                                            1,370
                                          5,100  TerreStar Corp. (a)                                                         36,975
                                          2,700  Terremark Worldwide, Inc. (a)                                               17,550
                                         10,500  Time Warner Telecom, Inc. Class A (a)                                      213,045
                                          6,400  U.S. Cellular Corp. (a)                                                    538,240
                                          3,700  USA Mobility, Inc.                                                          52,910
                                          6,100  UTStarcom, Inc. (a)(f)                                                      16,775
                                         23,755  Virgin Media, Inc.                                                         407,161
                                          5,800  Virgin Mobile USA, Inc. (a)(f)                                              51,562
                                         11,300  Vonage Holdings Corp. (a)(f)                                                25,990
                                          1,500  Warwick Valley Telephone Co.                                                17,955
                                                                                                                      --------------
                                                                                                                          6,853,928
------------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber Goods - 0.1%                 200  American Biltrite, Inc. (a)                                                  1,000

See Notes to Financial Statments.      73

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          4,400  Carlisle Cos., Inc.                                                  $     162,932
                                          4,400  Cooper Tire & Rubber Co.                                                    72,952
                                          1,000  SRI/Surgical Express, Inc. (a)                                               5,900
                                            400  Synergetics USA, Inc. (a)                                                      976
                                                                                                                      --------------
                                                                                                                            243,760
------------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%                            6,500  Alliance One International, Inc. (a)                                        26,455
                                          7,900  Loews Corp. - Carolina Group                                               673,870
                                          2,000  M&F Worldwide Corp. (a)                                                    107,700
                                            900  Schweitzer-Mauduit International, Inc.                                      23,319
                                          1,945  Universal Corp.                                                             99,623
                                          4,297  Vector Group Ltd. (f)                                                       86,198
                                                                                                                      --------------
                                                                                                                          1,017,165
------------------------------------------------------------------------------------------------------------------------------------
Travel & Recreation - 2.8%                  100  Aldila, Inc.                                                                 1,639
                                          4,038  All-American SportPark, Inc. (a)                                               888
                                          2,800  Ambassadors Group, Inc.                                                     51,268
                                          1,500  Amerco, Inc. (a)(f)                                                         98,520
                                            100  American Classic Voyages Co. (a)                                                 0
                                          4,100  Ameristar Casinos, Inc.                                                    112,914
                                          3,800  Bally Technologies, Inc. (a)                                               188,936
                                          6,200  Boyd Gaming Corp.                                                          211,234
                                          6,000  CKX, Inc. (a)                                                               72,000
                                          3,700  Callaway Golf Co.                                                           64,491
                                          3,100  Cedar Fair, LP                                                              65,503
                                          4,600  Choice Hotels International, Inc.                                          152,720
                                          7,600  Dick's Sporting Goods, Inc. (a)                                            210,976
                                          2,100  Dollar Thrifty Automotive Group, Inc. (a)                                   49,728
                                          3,316  Dover Downs Gaming & Entertainment, Inc.                                    37,305
                                          3,200  Elixir Gaming Technologies, Inc. (a)                                        13,760
                                          5,300  Empire Resorts, Inc. (a)(f)                                                 18,073
                                          1,000  Full House Resorts, Inc. (a)                                                 2,800
                                          1,800  Great Wolf Resorts, Inc. (a)                                                17,658
                                          3,800  Interstate Hotels & Resorts, Inc. (a)                                       15,048
                                         25,800  Las Vegas Sands Corp. (a)(f)                                             2,658,690
                                          2,700  Life Time Fitness, Inc. (a)(f)                                             134,136
                                          1,100  Lodgian, Inc. (a)                                                           12,386
                                         21,800  MGM Mirage (a)                                                           1,831,636
                                          2,100  MTR Gaming Group, Inc. (a)                                                  14,259
                                          1,500  Marcus Corp.                                                                23,175
                                            700  Marine Products Corp.                                                        4,907
                                          1,100  Monarch Casino & Resort, Inc. (a)                                           26,488
                                          3,800  Morgans Hotel Group Co. (a)                                                 73,264
                                          1,900  Multimedia Games, Inc. (a)(f)                                               15,846
                                          4,800  Orbitz Worldwide, Inc. (a)                                                  40,800
                                          4,400  Orient Express Hotels Ltd. Class A                                         253,088
                                          4,300  Pinnacle Entertainment, Inc. (a)                                           101,308
                                          3,750  Pool Corp. (f)                                                              74,363

See Notes to Financial Statments.      74

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                          3,700  Premier Exhibitions, Inc. (a)(f)                                     $      40,478
                                          2,300  President Casinos, Inc. (a)                                                    575
                                          6,700  Progressive Gaming International Corp. (a)                                  16,616
                                            500  Red Lion Hotels Corp. (a)                                                    4,975
                                         16,300  Royal Caribbean Cruises Ltd.                                               691,772
                                          6,600  Scientific Games Corp. Class A (a)                                         219,450
                                          4,243  Shuffle Master, Inc. (a)                                                    50,874
                                          6,600  Silverleaf Resorts, Inc. (a)                                                27,390
                                          6,900  Six Flags, Inc. (a)(f)                                                      14,007
                                            200  Sonesta International Hotels Corp. Class A                                   7,000
                                          2,600  Speedway Motorsports, Inc.                                                  80,808
                                            700  Town Sports International Holdings, Inc. (a)                                 6,692
                                          1,060  TravelCenters of America LLC (a)                                            13,250
                                          1,100  Travelzoo, Inc. (a)                                                         15,048
                                          2,500  Vail Resorts, Inc. (a)                                                     134,525
                                          3,100  WMS Industries, Inc. (a)                                                   113,584
                                          8,300  Wynn Resorts Ltd.                                                          930,679
                                                                                                                      --------------
                                                                                                                          9,017,530
------------------------------------------------------------------------------------------------------------------------------------
Trucking & Freight - 0.5%                 3,200  Arkansas Best Corp.                                                         70,208
                                          1,488  BancTrust Financial Group, Inc.                                             18,005
                                          1,725  Celadon Group, Inc. (a)                                                     15,801
                                          2,700  Con-way, Inc.                                                              112,158
                                          2,700  Covenant Transport Group Class A (a)                                        18,144
                                          3,200  Forward Air Corp.                                                           99,744
                                          1,900  Frozen Food Express Industries, Inc.                                        11,210
                                          2,400  HUB Group, Inc. Class A (a)                                                 63,792
                                          7,108  Heartland Express, Inc.                                                    100,791
                                          9,700  Hythiam, Inc. (a)(f)                                                        28,421
                                          9,100  J.B. Hunt Transport Services, Inc.                                         250,705
                                          4,900  Knight Transportation, Inc. (f)                                             72,569
                                          3,900  Landstar System, Inc.                                                      164,385
                                          1,237  Marten Transport Ltd. (a)                                                   17,256
                                          3,162  Old Dominion Freight Line, Inc. (a)                                         73,074
                                            400  P.A.M. Transportation Services, Inc. (a)                                     6,216
                                          4,400  Pacer International, Inc.                                                   64,240
                                          1,500  Quality Distribution, Inc. (a)                                               6,660
                                          1,400  TAL International Group, Inc.                                               31,878
                                            700  USA Truck, Inc. (a)                                                         10,780
                                          6,800  UTI Worldwide, Inc.                                                        133,279
                                            900  Universal Truckload Services, Inc. (a)                                      17,243
                                          1,800  Wabash National Corp.                                                       13,841
                                          5,100  Werner Enterprises, Inc.                                                    86,853
                                          2,929  YRC Worldwide, Inc. (a)                                                     50,057
                                                                                                                      --------------
                                                                                                                          1,537,310
------------------------------------------------------------------------------------------------------------------------------------
                                                 Total Common Stocks
                                                 (Cost - $241,651,729) - 99.6%                                          315,411,051
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statments.      75

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Rights                                                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Construction - 0.0%                         203  Medis Technologies Ltd. (a)(i)                                       $           0
------------------------------------------------------------------------------------------------------------------------------------
                                                 Total Rights                                                                     0
                                                 (Cost - $0) - 0.0%
------------------------------------------------------------------------------------------------------------------------------------

                                     Beneficial
                                       Interest  Other Interests (d)
------------------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine - 0.0%                     700  Tripos, Inc. Liquidating Trust                                                   0
------------------------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 0.0%                   600  PetroCorp Inc. (Escrow Shares)                                                   0
------------------------------------------------------------------------------------------------------------------------------------
                                                 Total Other Interests
                                                 (Cost - $14,896) - 0.0%                                                          0
------------------------------------------------------------------------------------------------------------------------------------
                                                 Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                   $  9,277,946  BlackRock Liquidity Series, LLC
                                                 Cash Sweep Series, 5.04% (b)(e)                                          9,277,946

                                     45,583,896  BlackRock Liquidity Series, LLC
                                                 Money Market Series, 4.78% (b)(c)(e)                                    45,583,896
------------------------------------------------------------------------------------------------------------------------------------
                                                 Total Short-Term Securities
                                                 (Cost - $54,861,842) - 17.3%                                            54,861,842
------------------------------------------------------------------------------------------------------------------------------------
                                                 Total Investments
                                                 (Cost - $296,528,467*) - 116.9%                                        370,272,893
                                                 Liabilities in Excess of Other Assets - (16.9%)                        (53,513,367)
                                                                                                                      --------------
                                                 Net Assets - 100.0%                                                  $ 316,759,526
                                                                                                                      ==============

       * The cost and unrealized appreciation (depreciation) of investments as of December 31, 2007, as computed for federal income tax purposes, were as follows:

          Aggregate Cost                                          $ 297,510,108
                                                                  ==============
          Gross unrealized appreciation                           $ 100,841,826
          Gross unrealized depreciation                             (28,079,041)
                                                                  --------------
          Net unrealized appreciation                             $  72,762,785
                                                                  ==============

     (a)  Non-income producing security.

     (b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

--------------------------------------------------------------------------------------------------------
                                                                      Realized Gain   Interest/Dividend
Affiliate                        Purchase Cost      Sale Cost            (Loss)            Income
--------------------------------------------------------------------------------------------------------
BlackRock Liquidity Series, LLC
   Cash Sweep Series                         -      $  (13,429,430)*              -      $    1,053,940
BlackRock Liquidity Series, LLC
   Money Market Series           $  21,531,136 **                -                -      $      461,270
BlackRock, Inc.                  $     287,631      $      405,141    $      78,290      $       26,063
Anthracite Capital, Inc.         $      18,659      $       12,191    $      (5,034)     $        5,689
--------------------------------------------------------------------------------------------------------

          *    Represents net sales cost.

          **   Represents net purchase cost.

     (c)  Security was purchased with the cash proceeds from securities loans.

     (d) "Other interests" represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

     (e)  Represents the current yield as of December 31, 2007.

     (f)  Security, or a portion of security, is on loan.

See Notes to Financial Statments.      76

Master Extended Market Index Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

     (g) All or a portion of security held as collateral in connection with open financial futures contracts.

     (h)  Depositary receipts.

     (i)  The rights may be exercised until January 7, 2008.

       o Financial futures contracts purchased as of December 31, 2007 were as follows:

-----------------------------------------------------------------------------------
Number of                            Expiration             Face       Unrealized
Contracts         Issue                 Date               Value      Appreciation
-----------------------------------------------------------------------------------
    1       Russell 2000 Index       March 2008          $ 372,354        $ 13,746
    3       S&P 400
              Midcap Index           March 2008          1,275,312          21,889
-----------------------------------------------------------------------------------
Total Unrealized Appreciation - Net                                       $ 35,635
                                                                          =========

       o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Financial Statments.      77

                                             Master Extended Market Index Series

STATEMENT OF ASSETS AND LIABILITIES

                   As of December 31, 2007
------------------------------------------------------------------------------------------------------------------------------
Assets:            Investments in unaffiliated securities, at value (including securities
                      loaned of $42,364,528) (identified cost-$240,649,043) ................                    $ 313,534,947
                   Investments in affiliated securities,
                      at value (identified cost- $55,879,424) ..............................                       56,737,946
                   Receivables:
                         Securities sold ...................................................   $   49,800,720
                         Contributions .....................................................          647,483
                         Dividends .........................................................          338,861
                         Securities lending ................................................           55,859      50,842,923
                                                                                               ---------------
                   Prepaid expenses and other assets .......................................                           22,231
                                                                                                                --------------
                   Total assets ............................................................                      421,138,047
                                                                                                                --------------

------------------------------------------------------------------------------------------------------------------------------
Liabilities:       Collateral on securities loaned, at value ...............................                       45,583,896
                   Bank overdraft ..........................................................                          653,332
                   Payables:
                         Withdrawals .......................................................       57,117,778
                         Securities purchased ..............................................          948,199
                         Variation margin ..................................................           14,512
                         Other affiliates ..................................................            3,320
                         Investment adviser ................................................            3,124      58,086,933
                                                                                               ---------------
                   Accrued expenses and other liabilities ..................................                           54,360
                                                                                                                --------------
                   Total liabilities .......................................................                      104,378,521
                                                                                                                --------------

------------------------------------------------------------------------------------------------------------------------------
Net Assets:        Net assets ..............................................................                    $ 316,759,526
                                                                                                                ==============

------------------------------------------------------------------------------------------------------------------------------
Net Assets         Investors' capital ......................................................                    $ 242,979,465
Consist of:        Unrealized appreciation-net .............................................                       73,780,061
                   Net assets ..............................................................                    $ 316,759,526
                                                                                                                ==============

------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                             Master Extended Market Index Series

STATEMENT OF OPERATIONS

                   For the Year Ended December 31, 2007
------------------------------------------------------------------------------------------------------------------------------
Investment         Dividends (net of $4,127 foreign withholding tax and
Income:               including $31,752 from affiliates) ...................................                    $   3,736,345
                   Interest from affiliates ................................................                        1,053,940
                   Securities lending-net ..................................................                          461,270
                                                                                                                --------------
                   Total income ............................................................                        5,251,555
                                                                                                                --------------

------------------------------------------------------------------------------------------------------------------------------
Expenses:          Accounting services .....................................................   $       84,344
                   Professional fees .......................................................           73,154
                   Custodian fees ..........................................................           49,569
                   Investment advisory fees ................................................           37,295
                   Printing and shareholder reports ........................................           17,831
                   Directors' fees and expenses ............................................            8,267
                   Other ...................................................................           12,172
                                                                                               ---------------
                   Total expenses ..........................................................                          282,632
                                                                                                                --------------
                   Investment income-net ...................................................                        4,968,923
                                                                                                                --------------

------------------------------------------------------------------------------------------------------------------------------
Realized &         Realized gain on:
Unrealized Gain       Investments (including $73,256 from affiliates)-net ..................       17,428,560
(Loss) - Net:         Financial futures contracts-net ......................................          211,055      17,639,615
                                                                                               ---------------
                   Change in unrealized appreciation/depreciation on:
                      Investments-net ......................................................       (4,844,195)
                      Financial futures contracts-net ......................................          306,752      (4,537,443)
                                                                                               ---------------  --------------
                   Total realized and unrealized gain-net ..................................                       13,102,172
                                                                                                                --------------
                   Net Increase in Net Assets Resulting from Operations ....................                    $  18,071,095
                                                                                                                ==============

------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                             Master Extended Market Index Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                           For the
                                                                                                         Year Ended
                                                                                                        December 31,
                                                                                               -------------------------------
                   Increase (Decrease) in Net Assets:                                               2007             2006
------------------------------------------------------------------------------------------------------------------------------
Operations:        Investment income-net ...................................................   $    4,968,923   $   4,765,355
                   Realized gain-net .......................................................       17,639,615      19,990,458
                   Change in unrealized appreciation/depreciation-net ......................       (4,537,443)     17,309,432
                                                                                               ---------------  --------------
                   Net increase in net assets resulting from operations ....................       18,071,095      42,065,245
                                                                                               ---------------  --------------

------------------------------------------------------------------------------------------------------------------------------
Capital            Proceeds from contributions .............................................      120,701,475     112,081,318
Transactions:      Fair value of withdrawals ...............................................     (146,355,748)    (82,758,542)
                                                                                               ---------------  --------------
                   Net increase (decrease) in net assets derived
                      from capital transactions ............................................      (25,654,273)     29,322,776
                                                                                               ---------------  --------------

------------------------------------------------------------------------------------------------------------------------------
Net Assets:        Total increase (decrease) in net assets .................................       (7,583,178)     71,388,021
                   Beginning of year .......................................................      324,342,704     252,954,683
                                                                                               ---------------  --------------
                   End of year .............................................................   $  316,759,526   $ 324,342,704
                                                                                               ===============  ==============

------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                             Master Extended Market Index Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                   The following ratios have been                            For the Year Ended December 31,
                   derived from information provided            ----------------------------------------------------------
                   in the financial statements.                    2007        2006        2005        2004        2003
-------------------------------------------------------------------------   ---------   ---------   ---------   ----------
Total Investment   Total investment return ..................        5.22%      15.92%      10.58%      18.43%      44.11%
                                                                ==========  ==========  ==========  ==========  ==========
Return:
--------------------------------------------------------------------------------------------------------------------------
Ratios to          Expenses, net of reimbursement ...........         .08%        .08%        .07%        .09%        .12%
                                                                ==========  ==========  ==========  ==========  ==========
Average Net        Expenses .................................         .08%        .08%        .07%        .09%        .13%
                                                                ==========  ==========  ==========  ==========  ==========
Assets:            Investment income-net ....................        1.33%       1.66%       1.25%       1.08%       1.09%
                                                                ==========  ==========  ==========  ==========  ==========

--------------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, end of year (in thousands) ...   $ 316,760   $ 324,343   $ 252,955   $ 217,991   $ 172,482
                                                                ==========  ==========  ==========  ==========  ==========
Data:              Portfolio turnover .......................          33%         24%         18%         23%         15%
                                                                ==========  ==========  ==========  ==========  ==========

--------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

Master Extended Market Index Series
Notes to Financial Statements

1. Significant Accounting Policies:

Master Extended Market Index Series (the "Series"), a diversified, open-end management investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust (the "Trust"). The Limited Liability Company Agreement permits the Directors (and prior to June 15, 2007, the Declaration of Trust permits the Trustees) to issue non-transferable interests, subject to certain limitations. Throughout this report, the Trust and the Master LLC are referred to as the Master LLC and the Board of Trustees of the Trust and the Board of Directors of the Master LLC are referred to as the Board of Directors. The financial statements of the Series are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors, including valuations furnished by the pricing services retained by the Master LLC, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Master LLC under the general supervision of the Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board of Directors or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Board of Directors.

(b) Derivative financial instruments - The Series may engage in various portfolio investment techniques to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security, or index, or if the counterparty does not perform under the contract. The counterparty, for certain instruments, may pledge cash or securities as collateral.

      o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

            Written and purchased options are non-income producing investments.

(c) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(f) Bank overdraft- The Fund recorded a bank overdraft, which resulted from management estimates of available cash.

(g) Recent accounting pronouncements - Effective June 29, 2007, the Series implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Series, and has determined that the adoption of FIN 48 does not have a material impact on the Series' financial statements. The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statute of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Series' financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Series' financial statement disclosures, if any, is currently being assessed.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays BIM for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Series to the Manager.

The Master LLC, on behalf of the Series, has received an exemptive order from the Securities and Exchange Commission permitting the Series to lend its portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of December 31, 2007, the Series lent securities with a value of $221,120 to MLPF&S or its affiliates. Pursuant to that order, the Master LLC also has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM, may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the year ended December 31, 2007, BIM received $142,695 in securities lending agent fees.

In addition, MLPF&S received $4,822 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2007.

For the year ended December 31, 2007, the Series reimbursed the Manager $6,941 for certain accounting services.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2007 were $119,898,863 and $115,624,397, respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .06% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2007. On November 21, 2007, the credit agreement renewed for one year under substantially the same terms.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Investors and Board of Directors of Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Extended Market Index Series, one of the portfolios constituting Quantitative Master Series LLC (formerly Quantitative Master Series Trust) (the "Master LLC"), as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Extended Market Index Series of Quantitative Master Series LLC as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 22, 2008

Officers and Directors

                                                                                               Number of
                                                                                               BlackRock-
                                                                                               Advised
                             Position(s)   Length                                              Funds and
Name, Address and            Held with     of Time     Principal Occupation(s)                 Portfolios       Public
Year of Birth                Master LLC    Served      During Past Five Years                  Overseen         Directorships
Non-Interested
 Directors *

David O. Beim                Director      2007 to     Professor of Finance and Economics at   35 Funds         None
40 East 52nd Street                        present     the Columbia University Graduate        81 Portfolios
New York, NY 10022                                     School of Business since 1991;
1940                                                   Chairman of Outward Bound USA from
                                                       1997 to 2001; Chairman of Wave Hill
                                                       Inc. from 1990 to 2006; Trustee of
                                                       Phillips Exeter Academy from 2002 to
                                                       present.

Ronald W. Forbes             Director      2007 to     Professor Emeritus of Finance, School   35 Funds         None
40 East 52nd Street          and Co-       present     of Business, State University of New    81 Portfolios
New York, NY 10022           Chairman                  York at Albany since 2000 and
1940                         of the                    Professor thereof from 1989 to 2000;
                             Board of                  International Consultant, Urban
                             Directors                 Institute, Washington, D.C. from 1995
                                                       to 1999.

Dr. Matina Horner            Director      2007 to     Executive Vice President of Teachers    35 Funds         NSTAR
40 East 52nd Street                        present     Insurance and Annuity Association and   81 Portfolios    (electric and
New York, NY 10022                                     College Retirement Equities Fund from                    gas utility)
1939                                                   1989 to 2003.

Rodney D. Johnson            Director      2007 to     President, Fairmount Capital            35 Funds         None
40 East 52nd Street          and Co-       present     Advisors, Inc. since 1987; Director,    81 Portfolios
New York, NY 10022           Chairman                  Fox Chase Cancer Center since 2002;
1941                         of the                    Member of the Archdiocesan Investment
                             Board of                  Committee of the Archdioceses of
                             Directors                 Philadelphia since 2003.

Herbert I. London            Director      2007 to     Professor Emeritus, New York            35 Funds         AIMS
40 East 52nd Street          and           present     University since 2005; John M. Olin     81 Portfolios    Worldwide,
New York, NY 10022           Member of                 Professor of Humanities, New York                        Inc.
1939                         the Audit                 University from 1993 to 2005 and                         (marketing)
                             Committee                 Professor thereof from 1980 to 2005;
                                                       President, Hudson Institute since
                                                       1997 and Trustee thereof since 1980;
                                                       Dean, Gallatin Division of New York
                                                       University from 1976 to 1993;
                                                       Distinguished Fellow, Herman Kahn
                                                       Chair, Hudson Institute from 1984 to
                                                       1985; Chairman of the Board of
                                                       Directors of Vigilant Research, Inc.
                                                       since 2006; Member of the Board of
                                                       Directors for Grantham University
                                                       since 2006; Director of AIMS
                                                       Worldwide, Inc. since 2006; Director
                                                       of Reflex Security since 2006;
                                                       Director of InnoCentive, Inc. since
                                                       2006; Director of Cerego, LLC since
                                                       2005; Director, Damon Corp. from 1991
                                                       to 1995; Overseer, Center for Naval
                                                       Analyses from 1983 to 1993.

Cynthia A.                   Director      2007 to     Professor, Harvard Business School      35 Funds         Newell
Montgomery                                 present     since 1989; Associate Professor, J.L.   81 Portfolios    Rubbermaid,
40 East 52nd Street                                    Kellogg Graduate School of                               Inc. (manufacturing)
New York, NY 10022                                     Management, Northwestern University
1952                                                   from 1985 to 1989; Associate
                                                       Professor, Graduate School of
                                                       Business Administration, University
                                                       of Michigan from 1979 to 1985;
                                                       Director, Harvard Business School
                                                       Publishing since 2005; Director,
                                                       McLean Hospital since 2005.

Joseph P. Platt, Jr.         Director      2007 to     Partner, Amarna Corporation, LLC        35 Funds         Greenlight
40 East 52nd Street                        present     (private investment company) since      81 Portfolios    Capital Re,
New York, NY 10022                                     2002; Director, Jones and Brown                          Ltd.
1947                                                   (Canadian insurance broker) since                        (reinsurance
                                                       1998; Director, Greenlight Re Ltd.                       company)
                                                       (reinsurance company) since 2004;
                                                       Partner, Amarna Financial Company
                                                       (private investment company) since
                                                       2005; Director and Executive Vice
                                                       President, Johnson and Higgins
                                                       (insurance brokerage) from 1990 to
                                                       1997.

Robert C. Robb, Jr.          Director      2007 to     Partner, Lewis, Eckert, Robb and        35 Funds         None
40 East 52nd Street                        present     Company (management and financial       81 Portfolios
New York, NY 10022                                     consulting firm) since 1981; Trustee,
1945                                                   Medical College of Pennsylvania/
                                                       Hahnemann University from 1998 to
                                                       2002; Trustee, EQK Realty Investors
                                                       from 1994 to 2000; Director, Tamaqua
                                                       Cable Products Company from 1981 to
                                                       1998; Director, Brynwood Partners
                                                       from 1984 to 1998; Director, PNC Bank
                                                       from 1994 to 1998; Director,
                                                       Provident National Bank from 1983 to
                                                       1993; Director, Brinks, Inc. from
                                                       1981 to 1986.

Toby Rosenblatt              Director      2007 to     President since 1999 and Vice           35 Funds         A.P. Pharma,
40 East 52nd Street          and Vice      present     President - General Partner since       81 Portfolios    Inc. (specialty
New York, NY 10022           Chairman                  1990, Founders Investments Ltd.                          pharmaceuticals)
1938                         of the                    (private investments); Director,
                             Oversight                 Forward Management, LLC since 2007;
                             Committee                 Trustee, SSR Funds from 1990 to 2005;
                                                       Trustee, Metropolitan Series Funds,
                                                       Inc. from 2001 to 2005.

Kenneth L. Urish             Director      2007 to     Managing Partner, Urish Popeck & Co.,   35 Funds         None
40 East 52nd Street          and           present     LLC (certified public accountants and   81 Portfolios
New York, NY 10022           Chairman                  consultants) since 1976; External
1951                         of the                    Advisory Board, The Pennsylvania
                             Audit                     State University Accounting
                             Committee                 Department since 2001; Trustee, The
                                                       Holy Family Foundation since 2001;
                                                       President and Trustee, Pittsburgh
                                                       Catholic Publishing Associates

                                                       since 2003; Director, Inter-Tel from
                                                       2006 to 2007.

Frederick W. Winter          Director      2007 to     Professor and Dean Emeritus of the      35 Funds         None
40 East 52nd Street          and           present     Joseph M. Katz School of Business -     81 Portfolios
New York, NY 10022           Member of                 University of Pittsburgh since 2005;
1945                         the Audit                 Dean from 1997 to 2005; Director,
                             Committee                 Alkon Corporation (pneumatics) since
                                                       1992 to present; Director, Indotronix
                                                       International (IT service) since
                                                       2004; Director, Tippman Sports
                                                       (recreation) since 2005.

* Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

Interested
Directors*

Richard S. Davis             Director      2007 to     Managing Director, BlackRock, Inc.      184 Funds        None
40 East 52nd Street                        present     since 2005; Chief Executive Officer,    289 Portfolios
New York, NY 10022                                     State Street Research & Management
1945                                                   Company from 2000 to 2005; Chairman
                                                       of the Board of Trustees, State
                                                       Street Research mutual funds ("SSR
                                                       Funds") from 2000 to 2005; Senior
                                                       Vice President, Metropolitan Life
                                                       Insurance Company from 1999 to 2000;
                                                       Chairman SSR Realty from 2000 to
                                                       2004.

Henry Gabbay                 Director      2007 to     Consultant, BlackRock, Inc. since       183 Funds        None
40 East 52nd Street                        present     2007; Managing Director,                288 Portfolios
New York, NY 10022                         present     BlackRock, Inc. from 1989 to
1947                                                   June 2007; Chief Administrative
                                                       Officer, BlackRock Advisors, LLC from
                                                       1998 to 2007; President of BlackRock
                                                       Funds and BlackRock Bond Allocation
                                                       Target Shares from 2005 to 2007;
                                                       Treasurer of certain closed-end funds
                                                       in the BlackRock Fund complex from
                                                       1989 to 2006.

* Messrs. Davis and Gabbay are both "interested persons," as defined in the Investment Company Act of 1940, of the Master LLC based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

Advisory Board Member

David R. Wilmerding, Jr. *   Advisory      2007        Chairman, Wilmerding & Associates,      35 Funds         Chestnut
40 East 52nd Street          Board                     Inc. (investment advisers) from 1989    81 Portfolios    Street
New York, NY 10022           Member                    to 2005; Chairman, Coho Partners,                        Exchange Fund
1935                                                   Ltd. (investment advisers) from 2003                     (open-end
                                                       to 2005. Director, Beaver Management                     investment
                                                       Corporation.                                             company)

* David R. Wilmerding, Jr. resigned from the Advisory Board of the Master LLC, effective December 31, 2007.

Master LLC Officers *

Donald C. Burke              Fund          2007 to     Managing Director of BlackRock, Inc.
40 East 52nd Street          President     present     since 2006; Formerly Managing
New York, NY 10022           and Chief                 Director of Merrill Lynch Investment
1960                         Executive                 Managers, L.P. ("MLIM") and Fund
                             Officer                   Asset Management, L.P. ("FAM") in
                                                       2006; First Vice President thereof
                                                       from 1997 to 2005; Treasurer
                                                       thereof from 1999 to 2006 and Vice
                                                       President thereof from 1990 to 1997.

Anne F. Ackerley             Vice          2007 to     Managing Director of BlackRock, Inc.
40 East 52nd Street          President     present     since 2000 and First Vice President
New York, NY 10022                                     and Chief Operating Officer of
1962                                                   Mergers and Acquisitions Group from
                                                       1997 to 2000; First Vice President
                                                       and Chief Operating Officer of Public
                                                       Finance Group thereof from 1995 to
                                                       1997; First Vice President of
                                                       Emerging Markets Fixed Income
                                                       Research of Merrill Lynch & Co., Inc.
                                                       from 1994 to 1995.

Neal J. Andrews              Chief         2007 to     Managing Director of BlackRock Inc.
40 East 52nd Street          Financial     present     since 2006; Formerly Senior Vice
New York, NY 10022           Officer                   President and Line of Business Head
1966                                                   of Fund Accounting and Administration
                                                       at PFPC Inc. from 1992 to 2006.

Jay M. Fife                  Treasurer     2007 to     Managing Director of BlackRock, Inc.
40 East 52nd Street                        present     since 2007 and Director in 2006;
New York, NY 10022                                     Formerly Assistant Treasurer of the
1970                                                   MLIM/FAM advised funds from 2005 to
                                                       2006; Director of MLIM Fund Services
                                                       Group from 2001 to 2006.

Brian P. Kindelan            Chief         2007 to     Chief Compliance Officer of the Funds
40 East 52nd Street          Compliance    present     since 2007; Managing Director and
New York, NY 10022           Officer                   Senior Counsel thereof since 2005;
1959                                                   Director and Senior Counsel of
                                                       BlackRock Advisors, Inc. from 2001 to
                                                       2004 and Vice President and
                                                       Senior Counsel thereof from 1998 to
                                                       2000; Senior Counsel of The PNC Bank
                                                       Corp. from 1995 to 1998.

Howard Surloff               Secretary     2007 to     Managing Director of BlackRock, Inc.
40 East 52nd Street                        present     and General Counsel of U.S. Funds at
New York, NY                                           BlackRock, Inc. since 2006; Formerly
10022                                                  General Counsel (U.S.)of Goldman
1965                                                   Sachs Asset Management, L.P. from
                                                       1993 to 2006.

* Officers of the Master LLC serve at the pleasure of the Board of Directors.

--------------------------------------------------------------------------------
Proxy Results
--------------------------------------------------------------------------------

During the six-month period ended December 31, 2007, the holders of interests of Master Extended Market Index Series of Quantitative Master Series LLC voted on the following proposal, which was approved at a special meeting on September 7, 2007. This proposal was a part of the reorganization of the Board of Directors of Quantitative Master Series LLC that took effect on November 1, 2007. A description of the proposal and number of shares voted for each Director are as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Units of Interest     Unit of Interest
                                                                                   Voted For        Withheld From Voting
------------------------------------------------------------------------------------------------------------------------------------
To elect the Board of Directors of Quantitative Master Series
LLC: David O. Beim, Richard S. Davis, Ronald W. Forbes, Henry
Gabbay, Dr. Matina Horner, Rodney D. Johnson, Herbert I.
London, Cynthia A. Montgomery, Joseph P. Platt, Jr., Robert
C. Robb, Jr., Toby Rosenblatt, Kenneth L. Urish and Frederick
W. Winter                                                                             174,133,098              0

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

Additional Information

Custodian
JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

--------------------------------------------------------------------------------
Availability of Quarterly Schedule of Investments
--------------------------------------------------------------------------------

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's website at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Availability of Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

           Donald W. Burton (term ended, effective November 1, 2007) John F. O'Brien (term ended, effective November 1, 2007) Kenneth L. Urish (term began, effective November 1, 2007) David H. Walsh (term ended, effective November 1, 2007) Fred G. Weiss (term ended, effective November 1, 2007)

           Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -   Principal Accountant Fees and Services

-----------------------------------------------------------------------------------------------------------------------------------
                            (a) Audit Fees        (b) Audit-Related Fees(1)        (c) Tax Fees(2)          (d) All Other Fees(3)
-----------------------------------------------------------------------------------------------------------------------------------
                        Current       Previous      Current       Previous      Current       Previous      Current      Previous
                      Fiscal Year   Fiscal Year   Fiscal Year   Fiscal Year   Fiscal Year   Fiscal Year   Fiscal Year   Fiscal Year
    Entity Name           End           End           End           End           End           End           End           End
-----------------------------------------------------------------------------------------------------------------------------------
Master Extended
Market Index Series
of Quantitative        $  45,500     $ 45,500        $  0          $  0         $ 9,200       $ 9,200        $  0          $  0
Master Series LLC
-----------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

           (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval").

           However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

           (e)(2) None of the services described in each of Items 4(b) through
           (d) were approved by the audit committee pursuant to paragraph
           (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

           (f) Not Applicable

           (g) Affiliates' Aggregate Non-Audit Fees:

           ---------------------------------------------------------------------
                                               Current Fiscal    Previous Fiscal
                   Entity Name                    Year End          Year End
           ---------------------------------------------------------------------
           Master Extended Market Index
           Series of Quantitative Master
           Series LLC                             $ 293,700        $ 3,080,650
           ---------------------------------------------------------------------

           (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
           (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

           Regulation S-X Rule 2-01(c)(7)(ii) - $284,500, 0%

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -  Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

           Master Extended Market Index Series of Quantitative Master Series LLC

           By: /s/ Donald C. Burke
               -------------------------------
               Donald C. Burke
               Chief Executive Officer (principal executive officer) of Master Extended Market Index Series of Quantitative Master Series LLC

           Date: February 21, 2008

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

           By: /s/ Donald C. Burke
               -------------------------------
               Donald C. Burke
               Chief Executive Officer (principal executive officer) of Master Extended Market Index Series of Quantitative Master Series LLC

           Date: February 21, 2008

           By: /s/ Neal J. Andrews
               -------------------------------
               Neal J. Andrews
               Chief Financial Officer (principal financial officer) of Master Extended Market Index Series of Quantitative Master Series LLC

           Date: February 21, 2008